UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2546

Fidelity Commonwealth Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	February 28, 2010

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Series 100 Index Fund

February 28, 2010

1.855576.102

HUN-QTLY-0410

Investments February 28, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
CONSUMER DISCRETIONARY - 7.4%
Automobiles - 0.6%
Ford Motor Co. (a)(c)	2,998,982	$ 35,208,049
Hotels, Restaurants & Leisure - 1.1%
McDonald's Corp.	978,640	62,486,164
Internet & Catalog Retail - 0.6%
Amazon.com, Inc. (a)	302,335	35,796,464
Media - 2.7%
Comcast Corp. Class A	2,588,715	42,558,475
News Corp. Class A	2,043,284	27,318,707
The Walt Disney Co.	1,744,294	54,491,745
Time Warner, Inc.	1,058,796	30,747,436
		155,116,363
Multiline Retail - 0.6%
Target Corp.	682,221	35,148,026
Specialty Retail - 1.4%
Home Depot, Inc.	1,541,986	48,109,963
Lowe's Companies, Inc.	1,334,885	31,650,123
		79,760,086
Textiles, Apparel & Luxury Goods - 0.4%
NIKE, Inc. Class B	353,308	23,883,621
TOTAL CONSUMER DISCRETIONARY		427,398,773
CONSUMER STAPLES - 14.2%
Beverages - 3.5%
PepsiCo, Inc.	1,473,383	92,042,236
The Coca-Cola Co.	2,101,292	110,780,114
		202,822,350
Food & Staples Retailing - 3.5%
Costco Wholesale Corp.	395,368	24,105,587
CVS Caremark Corp.	1,279,124	43,170,435
Wal-Mart Stores, Inc.	1,934,902	104,620,151
Walgreen Co.	896,698	31,599,638
		203,495,811
Food Products - 1.3%
Campbell Soup Co.	172,225	5,740,259
H.J. Heinz Co. (c)	286,236	13,138,232
Kraft Foods, Inc. Class A	1,572,810	44,714,988
Sara Lee Corp.	632,339	8,574,517
		72,167,996
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Household Products - 3.6%
Colgate-Palmolive Co.	450,868	$ 37,394,992
Procter & Gamble Co.	2,649,519	167,661,562
		205,056,554
Personal Products - 0.2%
Avon Products, Inc.	387,268	11,788,438
Tobacco - 2.1%
Altria Group, Inc.	1,879,145	37,808,397
Philip Morris International, Inc.	1,727,227	84,599,578
		122,407,975
TOTAL CONSUMER STAPLES		817,739,124
ENERGY - 12.1%
Energy Equipment & Services - 2.1%
Baker Hughes, Inc. (c)	281,015	13,466,239
Halliburton Co.	817,897	24,659,595
National Oilwell Varco, Inc.	379,361	16,490,823
Schlumberger Ltd.	1,088,890	66,531,179
		121,147,836
Oil, Gas & Consumable Fuels - 10.0%
Chevron Corp.	1,819,346	131,538,716
ConocoPhillips	1,345,460	64,582,080
Devon Energy Corp.	402,723	27,731,506
Exxon Mobil Corp.	4,304,985	279,824,023
Occidental Petroleum Corp.	736,044	58,773,113
Williams Companies, Inc.	528,801	11,390,374
		573,839,812
TOTAL ENERGY		694,987,648
FINANCIALS - 15.7%
Capital Markets - 2.4%
Bank of New York Mellon Corp.	1,092,046	31,145,152
Goldman Sachs Group, Inc.	466,185	72,888,025
Morgan Stanley	1,232,776	34,739,628
		138,772,805
Commercial Banks - 3.1%
Regions Financial Corp.	1,077,344	7,272,072
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
U.S. Bancorp, Delaware	1,734,245	$ 42,679,769
Wells Fargo & Co.	4,634,871	126,717,373
		176,669,214
Consumer Finance - 1.0%
American Express Co.	1,078,375	41,183,141
Capital One Financial Corp.	408,006	15,402,227
		56,585,368
Diversified Financial Services - 6.4%
Bank of America Corp.	9,010,961	150,122,610
Citigroup, Inc.	17,683,145	60,122,693
JPMorgan Chase & Co.	3,573,507	149,980,089
NYSE Euronext	235,776	6,219,771
		366,445,163
Insurance - 2.8%
Allstate Corp.	486,496	15,203,000
Berkshire Hathaway, Inc. Class B (a)(c)	1,499,955	120,191,394
MetLife, Inc.	742,505	27,019,757
		162,414,151
TOTAL FINANCIALS		900,886,701
HEALTH CARE - 12.2%
Biotechnology - 1.6%
Amgen, Inc. (a)	917,838	51,958,809
Gilead Sciences, Inc. (a)	816,080	38,853,569
		90,812,378
Health Care Equipment & Supplies - 1.3%
Baxter International, Inc.	546,694	31,123,289
Medtronic, Inc.	1,003,684	43,559,886
		74,683,175
Health Care Providers & Services - 0.6%
UnitedHealth Group, Inc.	1,053,753	35,680,077
Pharmaceuticals - 8.7%
Abbott Laboratories	1,402,630	76,134,756
Bristol-Myers Squibb Co.	1,552,217	38,044,839
Johnson & Johnson	2,502,038	157,628,394
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Merck & Co., Inc.	2,769,894	$ 102,153,691
Pfizer, Inc.	7,317,705	128,425,723
		502,387,403
TOTAL HEALTH CARE		703,563,033
INDUSTRIALS - 9.2%
Aerospace & Defense - 3.4%
General Dynamics Corp.	349,856	25,382,053
Honeywell International, Inc.	691,952	27,788,792
Lockheed Martin Corp.	290,057	22,554,832
Raytheon Co.	347,513	19,544,131
The Boeing Co.	658,902	41,616,250
United Technologies Corp.	850,189	58,365,475
		195,251,533
Air Freight & Logistics - 1.3%
FedEx Corp.	283,402	24,021,154
United Parcel Service, Inc. Class B	900,305	52,883,916
		76,905,070
Industrial Conglomerates - 3.6%
3M Co.	641,998	51,456,140
General Electric Co.	9,655,478	155,066,977
		206,523,117
Machinery - 0.6%
Caterpillar, Inc. (c)	564,709	32,216,648
Road & Rail - 0.3%
Norfolk Southern Corp.	333,618	17,157,974
TOTAL INDUSTRIALS		528,054,342
INFORMATION TECHNOLOGY - 21.3%
Communications Equipment - 3.2%
Cisco Systems, Inc. (a)	5,216,622	126,920,413
QUALCOMM, Inc.	1,514,691	55,574,013
		182,494,426
Computers & Peripherals - 8.3%
Apple, Inc. (a)	816,763	167,126,045
Dell, Inc. (a)	1,561,434	20,657,772
EMC Corp. (a)	1,849,774	32,352,547
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Hewlett-Packard Co.	2,150,158	$ 109,206,525
International Business Machines Corp.	1,191,215	151,474,899
		480,817,788
Internet Software & Services - 2.0%
Google, Inc. Class A (a)	218,660	115,190,088
IT Services - 0.3%
MasterCard, Inc. Class A (c)	87,071	19,536,120
Office Electronics - 0.2%
Xerox Corp.	1,225,227	11,480,377
Semiconductors & Semiconductor Equipment - 2.3%
Intel Corp.	5,007,520	102,804,386
Texas Instruments, Inc.	1,136,144	27,699,191
		130,503,577
Software - 5.0%
Microsoft Corp.	7,005,119	200,766,711
Oracle Corp.	3,545,955	87,407,791
		288,174,502
TOTAL INFORMATION TECHNOLOGY		1,228,196,878
MATERIALS - 2.4%
Chemicals - 1.6%
Dow Chemical Co.	1,037,167	29,362,198
E.I. du Pont de Nemours & Co.	819,530	27,634,552
Monsanto Co.	494,273	34,920,387
		91,917,137
Metals & Mining - 0.7%
Alcoa, Inc.	883,596	11,751,827
Freeport-McMoRan Copper & Gold, Inc.	389,827	29,299,397
		41,051,224
Paper & Forest Products - 0.1%
Weyerhaeuser Co.	191,666	7,743,306
TOTAL MATERIALS		140,711,667
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - 3.8%
Diversified Telecommunication Services - 3.6%
AT&T, Inc.	5,351,209	$ 132,763,495
Verizon Communications, Inc.	2,575,988	74,523,333
		207,286,828
Wireless Telecommunication Services - 0.2%
Sprint Nextel Corp. (a)	2,692,353	8,965,535
TOTAL TELECOMMUNICATION SERVICES		216,252,363
UTILITIES - 1.3%
Electric Utilities - 1.3%
American Electric Power Co., Inc.	433,155	14,562,671
Entergy Corp.	171,330	13,015,940
Exelon Corp.	597,943	25,890,932
Southern Co.	725,656	23,054,091
		76,523,634
TOTAL COMMON STOCKS (Cost $7,192,880,884)		5,734,314,163
U.S. Treasury Obligations - 0.1%
	Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.41% to 0.47% 6/3/10 to 7/29/10 (d) (Cost $6,489,804)	$ 6,500,000	6,496,670
Money Market Funds - 3.5%
	Shares
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(e) (Cost $201,883,500)	201,883,500	201,883,500
TOTAL INVESTMENT PORTFOLIO - 103.2% (Cost $7,401,254,188)		5,942,694,333
NET OTHER ASSETS - (3.2)%		(184,357,889)
NET ASSETS - 100%		$ 5,758,336,444
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
36 CME E-mini S&P 500 Index Contracts	March 2010	$ 1,986,120	$ 41,824
75 CME S&P 500 Index Contracts	March 2010	20,688,750	661,379
TOTAL EQUITY INDEX CONTRACTS		$ 22,674,870	$ 703,203

The face value of futures purchased as a percentage of net assets - 0.4%
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $2,498,325.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 11,295
Fidelity Securities Lending Cash Central Fund	106,609
Total	$ 117,904
Other Information

The following is a summary of the inputs used, as of February 28, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 427,398,773	$ 427,398,773	$ -	$ -
Consumer Staples	817,739,124	817,739,124	-	-
Energy	694,987,648	694,987,648	-	-
Financials	900,886,701	900,886,701	-	-
Health Care	703,563,033	703,563,033	-	-
Industrials	528,054,342	528,054,342	-	-
Information Technology	1,228,196,878	1,228,196,878	-	-
Materials	140,711,667	140,711,667	-	-
Telecommunication Services	216,252,363	216,252,363	-	-
Utilities	76,523,634	76,523,634	-	-
U.S. Government and Government Agency Obligations	6,496,670	-	6,496,670	-
Money Market Funds	201,883,500	201,883,500	-	-
Total Investments in Securities:	$ 5,942,694,333	$ 5,936,197,663	$ 6,496,670	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 703,203	$ 703,203	$ -	$ -
Income Tax Information

At February 28, 2010, the cost of investment securities for income tax purposes was $7,413,282,463. Net unrealized depreciation aggregated $1,470,588,130, of which $235,453,866 related to appreciated investment securities and $1,706,041,996 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Nasdaq Composite Index Tracking Stock Fund

February 28, 2010

1.814342.105

ETF-QTLY-0410

Investments February 28, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.9%
	Shares	Value
CONSUMER DISCRETIONARY - 13.9%
Auto Components - 0.2%
Amerigon, Inc. (a)	1,126	$ 11,012
Ballard Power Systems, Inc. (a)(c)	4,911	10,921
China Automotive Systems, Inc. (a)(c)	976	19,705
China XD Plastics Co. Ltd. (a)(c)	1,500	12,225
Dorman Products, Inc. (a)	1,001	18,068
Exide Technologies (a)	2,941	16,911
Federal-Mogul Corp. Class A (a)	3,831	74,053
Fuel Systems Solutions, Inc. (a)(c)	621	17,320
Gentex Corp.	5,706	110,753
Quantum Fuel Systems Technologies Worldwide, Inc. (a)	7,301	5,841
Shiloh Industries, Inc. (a)	795	4,349
Spartan Motors, Inc.	1,617	9,071
Westport Innovations, Inc.	1,200	16,821
Wonder Auto Technology, Inc. (a)	1,170	11,595
		338,645
Distributors - 0.1%
Audiovox Corp. Class A (a)	346	2,498
Core-Mark Holding Co., Inc. (a)	470	15,059
LKQ Corp. (a)	5,616	107,546
		125,103
Diversified Consumer Services - 0.8%
American Public Education, Inc. (a)	786	34,002
Apollo Group, Inc. Class A (non-vtg.) (a)	5,878	351,975
Cambium Learning Group, Inc. (a)	1,422	5,261
Capella Education Co. (a)	696	57,817
Career Education Corp. (a)	3,621	100,736
ChinaCast Education Corp. (a)	1,400	10,080
Coinstar, Inc. (a)(c)	1,281	38,020
Corinthian Colleges, Inc. (a)(c)	3,336	54,110
Education Management Corp.	5,400	107,514
Grand Canyon Education, Inc. (a)	1,613	35,083
Learning Tree International, Inc. (a)	981	12,361
Lincoln Educational Services Corp. (a)	1,060	23,638
Matthews International Corp. Class A	1,320	44,246
Princeton Review, Inc. (a)	1,131	4,298
Steiner Leisure Ltd. (a)	630	27,071
Stewart Enterprises, Inc. Class A	4,161	20,389
Strayer Education, Inc. (c)	491	111,374
		1,037,975
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - 1.6%
AFC Enterprises, Inc. (a)	1,036	$ 8,392
Ambassadors Group, Inc.	986	11,132
Ambassadors International, Inc. (a)	546	273
Ameristar Casinos, Inc.	2,331	35,175
Benihana, Inc. (a)	136	677
Benihana, Inc. Class A (sub. vtg.) (a)	256	1,178
BJ's Restaurants, Inc. (a)(c)	1,200	25,680
Bob Evans Farms, Inc.	1,335	38,061
Buffalo Wild Wings, Inc. (a)	636	27,952
California Pizza Kitchen, Inc. (a)	1,056	16,410
Caribou Coffee Co., Inc. (a)	636	4,516
Carrols Restaurant Group, Inc. (a)	690	4,382
Century Casinos, Inc. (a)	1,051	2,628
Churchill Downs, Inc.	690	24,550
Cosi, Inc. (a)	2,856	2,513
Cracker Barrel Old Country Store, Inc.	756	33,022
Ctrip.com International Ltd. sponsored ADR (a)	5,272	201,549
Denny's Corp. (a)	5,491	15,100
Einstein Noah Restaurant Group, Inc. (a)	801	8,779
Empire Resorts, Inc. (a)	1,786	3,179
FortuNet, Inc.	526	1,173
Gaming Partners International Corp.	405	2,252
Great Wolf Resorts, Inc. (a)	1,656	4,107
Home Inns & Hotels Management, Inc. sponsored ADR (a)	1,000	33,570
International Speedway Corp. Class A	804	21,475
Interval Leisure Group, Inc. (a)	1,956	28,088
Isle of Capri Casinos, Inc. (a)	1,311	9,806
Jack in the Box, Inc. (a)	2,257	47,668
Jamba, Inc. (a)	2,631	4,499
Lakes Entertainment, Inc. (a)	1,276	2,807
McCormick & Schmick's Seafood Restaurants (a)	786	6,249
Melco PBL Entertainment (Macau) Ltd. sponsored ADR (a)(c)	5,406	21,840
Monarch Casino & Resort, Inc. (a)	976	7,544
Morgans Hotel Group Co.	1,296	5,495
MTR Gaming Group, Inc. (a)	1,590	2,798
Multimedia Games, Inc. (a)	1,111	5,077
O'Charleys, Inc. (a)	1,021	8,260
P.F. Chang's China Bistro, Inc. (a)	911	38,663
Panera Bread Co. Class A (a)	1,060	77,157
Papa John's International, Inc. (a)	1,026	25,045
Peet's Coffee & Tea, Inc. (a)	645	23,452
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Penn National Gaming, Inc. (a)	3,230	$ 74,742
Premier Exhibitions, Inc. (a)	1,531	1,929
Red Robin Gourmet Burgers, Inc. (a)	795	15,765
Rick's Cabaret International, Inc. (a)	546	8,436
Ruth's Hospitality Group, Inc. (a)	630	2,281
Scientific Games Corp. Class A (a)	3,891	65,719
Shuffle Master, Inc. (a)	2,856	23,476
Sonic Corp. (a)	2,295	19,485
Starbucks Corp. (a)	29,000	664,390
Texas Roadhouse, Inc. Class A (a)	2,651	35,603
The Cheesecake Factory, Inc. (a)	2,676	63,287
Town Sports International Holdings, Inc. (a)	1,156	2,994
Wynn Resorts Ltd.	4,775	303,547
Youbet.com, Inc. (a)	3,915	10,571
		2,134,398
Household Durables - 0.3%
Bassett Furniture Industries, Inc. (a)	831	3,407
Cavco Industries, Inc. (a)	221	7,739
Deer Consumer Products, Inc. (a)	1,000	11,930
Dixie Group, Inc. (a)	511	1,329
Flexsteel Industries, Inc.	886	10,481
Garmin Ltd. (c)	7,663	244,833
Helen of Troy Ltd. (a)	1,061	25,644
Hooker Furniture Corp.	791	10,338
iRobot Corp. (a)	926	14,992
Lifetime Brands, Inc. (a)	540	4,358
Makita Corp. sponsored ADR	86	2,755
Palm Harbor Homes, Inc. (a)	1,816	3,559
Stanley Furniture Co., Inc. (a)	901	7,568
Universal Electronics, Inc. (a)	671	15,158
		364,091
Internet & Catalog Retail - 2.5%
1-800-FLOWERS.com, Inc. Class A (a)	1,800	3,654
Amazon.com, Inc. (a)	16,794	1,988,410
Bidz.com, Inc. (a)	966	1,913
Blue Nile, Inc. (a)	666	34,126
dELiA*s, Inc. (a)	1,231	2,093
Drugstore.com, Inc. (a)	3,246	10,744
Expedia, Inc.	10,341	229,984
Gaiam, Inc. Class A (a)	826	5,765
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Internet & Catalog Retail - continued
HSN, Inc. (a)	2,103	$ 45,551
Liberty Media Corp. Interactive Series A (a)	23,845	300,209
Netflix, Inc. (a)(c)	2,120	140,026
NutriSystem, Inc.	1,365	26,413
Overstock.com, Inc. (a)	971	11,953
PetMed Express, Inc. (c)	1,226	23,748
Priceline.com, Inc. (a)	1,698	385,038
Shutterfly, Inc. (a)	1,000	19,190
Stamps.com, Inc. (a)	675	6,116
US Auto Parts Network, Inc. (a)	1,216	7,576
ValueVision Media, Inc. Class A (a)	1,606	6,922
Vitacost.com, Inc.	1,100	12,331
		3,261,762
Leisure Equipment & Products - 0.3%
Arctic Cat, Inc. (a)	780	8,393
JAKKS Pacific, Inc. (a)	1,086	13,412
Mattel, Inc.	13,646	300,076
Optimal Group, Inc. Class A (a)	282	482
Pool Corp.	1,926	38,481
RC2 Corp. (a)	870	12,276
Smith & Wesson Holding Corp. (a)	2,189	9,347
		382,467
Media - 5.2%
AirMedia Group, Inc. ADR (a)	541	3,549
Alloy, Inc. (a)	601	4,778
Ascent Media Corp. (a)	730	18,980
Beasley Broadcast Group, Inc. Class A (a)	961	3,854
Carmike Cinemas, Inc. (a)	600	5,460
Central European Media Enterprises Ltd. Class A (a)	1,995	53,805
China Yida Holding Co. (a)	803	9,170
CKX, Inc. (a)	4,476	18,665
Comcast Corp.:
Class A	79,567	1,308,081
Class A (special) (non-vtg.)	30,155	467,101
Crown Media Holdings, Inc. Class A (a)(c)	3,690	6,125
CTC Media, Inc.	6,015	102,857
Cumulus Media, Inc. Class A (a)	2,040	5,528
DIRECTV (a)	37,270	1,261,590
Discovery Communications, Inc. (a)	5,517	171,855
Discovery Communications, Inc. Class C (a)	5,227	138,725
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
DISH Network Corp. Class A	8,361	$ 166,969
DreamWorks Animation SKG, Inc. Class A (a)	3,124	135,769
Emmis Communications Corp. Class A (a)	1,171	1,054
Fisher Communications, Inc. (a)	375	5,329
Focus Media Holding Ltd. ADR (a)	5,085	78,462
Global Sources Ltd.	1,719	10,761
Global Traffic Network, Inc. (a)	576	3,099
Harris Interactive, Inc. (a)	2,721	2,830
IMAX Corp. (a)	2,611	35,014
interCLICK, Inc. (a)	645	2,541
Knology, Inc. (a)	1,497	17,141
Lamar Advertising Co. Class A (a)	3,066	92,225
Liberty Global, Inc.:
Class A (a)	5,300	142,464
Class B (a)	206	5,572
Class C (a)	4,833	127,930
Liberty Media Corp.:
Capital Series A (a)	3,531	119,489
Starz Series A (a)	1,986	101,147
LodgeNet Entertainment Corp. (a)	1,156	7,213
Madison Square Garden, Inc. Class A (a)	2,409	46,976
MDC Partners, Inc. Class A (sub. vtg.)	1,636	15,280
Mediacom Communications Corp. Class A (a)	1,660	7,702
Morningstar, Inc. (a)	1,803	79,512
National CineMedia, Inc.	1,600	25,744
Navarre Corp. (a)	1,456	2,781
Net Servicos de Comunicacao SA sponsored ADR (c)	1,804	22,207
New Frontier Media, Inc. (a)	1,456	2,606
News Corp.:
Class A	70,203	938,614
Class B	31,500	496,125
Outdoor Channel Holdings, Inc. (a)	1,881	10,741
Private Media Group, Inc. (a)	2,355	1,646
Radio One, Inc. Class D (non-vtg.) (a)	2,013	6,019
RCN Corp. (a)	1,951	21,422
Rentrak Corp. (a)	486	8,904
RRSat Global Communications Network Ltd.	906	9,404
Salem Communications Corp. Class A (a)	702	3,552
Scholastic Corp.	1,400	41,160
Sinclair Broadcast Group, Inc. Class A (a)	3,015	15,135
Sirius XM Radio, Inc. (a)(c)	149,344	152,331
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Spanish Broadcasting System, Inc. Class A (a)	11,253	$ 8,001
SuperMedia, Inc. (a)	550	23,100
Value Line, Inc.	450	11,975
Virgin Media, Inc.	13,086	211,993
VisionChina Media, Inc. ADR (a)	3,138	24,163
WPP PLC sponsored ADR	510	23,333
Xinhua Sports & Entertainment sponsored ADR (a)	5,007	3,185
		6,848,743
Multiline Retail - 0.5%
Dollar Tree, Inc. (a)	3,346	186,506
Fred's, Inc. Class A	1,836	19,003
Sears Holdings Corp. (a)(c)	4,535	433,863
The Bon-Ton Stores, Inc.	511	5,074
Tuesday Morning Corp. (a)	1,641	9,370
		653,816
Specialty Retail - 2.0%
A.C. Moore Arts & Crafts, Inc. (a)	871	2,535
America's Car Mart, Inc. (a)	495	13,088
AutoChina International Ltd. (a)(c)	396	16,240
bebe Stores, Inc.	4,111	34,656
Bed Bath & Beyond, Inc. (a)	10,024	417,099
Big 5 Sporting Goods Corp.	1,041	15,906
Books-A-Million, Inc.	771	4,850
Cache, Inc. (a)	691	3,047
Casual Male Retail Group, Inc. (a)	1,350	4,158
Charming Shoppes, Inc. (a)	5,121	30,470
Citi Trends, Inc. (a)	615	18,290
Coldwater Creek, Inc. (a)	3,396	17,625
Conn's, Inc. (a)(c)	1,091	4,910
Cost Plus, Inc. (a)	841	1,085
Destination Maternity Corp. (a)	135	3,054
Dress Barn, Inc. (a)	3,090	76,817
Finish Line, Inc. Class A	1,876	22,681
Golfsmith International Holdings, Inc. (a)	570	1,448
Gymboree Corp. (a)(c)	1,161	50,504
Hibbett Sports, Inc. (a)	1,161	26,715
Hot Topic, Inc. (a)	1,891	12,235
Jos. A. Bank Clothiers, Inc. (a)	641	28,672
Kirkland's, Inc. (a)	931	15,417
Monro Muffler Brake, Inc.	785	27,365
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
O'Reilly Automotive, Inc. (a)	5,139	$ 201,963
Pacific Sunwear of California, Inc. (a)	2,790	12,499
PetSmart, Inc.	5,016	136,536
Rent-A-Center, Inc. (a)	2,661	59,181
Ross Stores, Inc.	4,633	226,600
rue21, Inc.	1,041	29,918
Select Comfort Corp. (a)	2,041	15,716
Shoe Carnival, Inc. (a)	236	4,302
Staples, Inc.	27,724	714,170
Stein Mart, Inc. (a)	1,770	14,461
The Children's Place Retail Stores, Inc. (a)	1,196	45,699
Tractor Supply Co. (a)	1,160	63,475
Trans World Entertainment Corp. (a)	2,931	3,722
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	2,647	48,520
Urban Outfitters, Inc. (a)	6,403	206,241
West Marine, Inc. (a)	916	8,638
Wet Seal, Inc. Class A (a)	5,280	21,173
Winmark Corp. (a)	300	6,105
Zumiez, Inc. (a)	1,176	16,864
		2,684,650
Textiles, Apparel & Luxury Goods - 0.4%
Cherokee, Inc.	405	6,926
Columbia Sportswear Co.	1,371	62,847
Crocs, Inc. (a)	3,216	22,673
Deckers Outdoor Corp. (a)	531	63,826
Exceed Co. Ltd. (a)	1,148	10,309
FGX International Ltd. (a)	1,006	19,848
Fossil, Inc. (a)	2,490	90,263
Fuqi International, Inc. (a)(c)	1,042	19,225
G-III Apparel Group Ltd. (a)	750	15,728
Heelys, Inc. (a)	960	2,083
Iconix Brand Group, Inc. (a)	2,505	32,640
K-Swiss, Inc. Class A (a)	1,411	13,179
LJ International, Inc. (a)	981	2,492
Lululemon Athletica, Inc. (a)	2,003	57,386
Perry Ellis International, Inc. (a)	736	14,404
Steven Madden Ltd. (a)	681	28,609
Tandy Brands Accessories, Inc. (a)	1,011	3,579
True Religion Apparel, Inc. (a)	956	23,479
Volcom, Inc. (a)	1,384	22,338
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Wacoal Holdings Corp. sponsored ADR	98	$ 5,980
Weyco Group, Inc.	600	13,812
		531,626
TOTAL CONSUMER DISCRETIONARY		18,363,276
CONSUMER STAPLES - 2.1%
Beverages - 0.2%
Central European Distribution Corp. (a)	2,688	89,645
Coca-Cola Bottling Co. Consolidated	315	17,530
Hansen Natural Corp. (a)	3,576	148,762
Jones Soda Co. (a)	1,516	1,122
MGP Ingredients, Inc. (a)	1,560	11,092
National Beverage Corp.	2,000	22,800
		290,951
Food & Staples Retailing - 1.2%
Andersons, Inc.	716	23,127
Arden Group, Inc. Class A	161	16,342
Casey's General Stores, Inc.	1,765	53,674
Costco Wholesale Corp.	16,764	1,022,101
Ingles Markets, Inc. Class A	861	12,131
Nash-Finch Co.	538	18,975
PriceSmart, Inc.	1,215	25,831
QKL Stores, Inc. (a)	2,086	12,933
Spartan Stores, Inc.	873	12,239
Susser Holdings Corp. (a)	641	5,372
The Pantry, Inc. (a)	881	11,541
United Natural Foods, Inc. (a)	1,731	50,839
Village Super Market, Inc. Class A	275	6,806
Whole Foods Market, Inc. (a)	6,599	234,199
Winn-Dixie Stores, Inc. (a)	2,121	23,204
		1,529,314
Food Products - 0.5%
AgFeed Industries, Inc. (a)(c)	1,833	8,084
Alico, Inc.	240	6,230
American Italian Pasta Co. Class A (a)	767	29,760
Bridgford Foods Corp.	391	4,532
Cal-Maine Foods, Inc.	888	28,469
Calavo Growers, Inc.	741	13,108
Cresud S.A.C.I.F. y A. sponsored ADR	2,370	30,431
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
Diamond Foods, Inc.	756	$ 26,347
Farmer Brothers Co.	750	13,508
Green Mountain Coffee Roasters, Inc. (a)(c)	1,713	144,560
Hain Celestial Group, Inc. (a)	1,455	23,091
Imperial Sugar Co.	496	7,425
J&J Snack Foods Corp.	855	36,517
Lancaster Colony Corp.	978	56,274
Lance, Inc.	1,491	32,340
Lifeway Foods, Inc. (a)	786	9,212
Origin Agritech Ltd. (a)	1,000	8,850
Sanderson Farms, Inc.	757	37,063
Smart Balance, Inc. (a)	2,551	12,781
SunOpta, Inc. (a)	2,641	7,923
Synutra International, Inc. (a)(c)	2,181	35,659
Yuhe International, Inc. (a)	1,746	19,014
Zhongpin, Inc. (a)	1,276	15,708
		606,886
Household Products - 0.0%
Central Garden & Pet Co. (a)	1,321	13,910
Central Garden & Pet Co. Class A (non-vtg.) (a)	1,186	11,326
WD-40 Co.	700	21,924
		47,160
Personal Products - 0.2%
Bare Escentuals, Inc. (a)	3,306	60,103
Chattem, Inc. (a)	780	72,914
China Sky One Medical, Inc. (a)	576	8,945
China-Biotics, Inc. (a)	650	11,011
Elizabeth Arden, Inc. (a)	1,380	24,868
GLG Life Tech Corp. (a)	1,704	13,684
Inter Parfums, Inc.	1,381	18,754
Mannatech, Inc.	1,156	4,081
Nutraceutical International Corp. (a)	550	7,068
Parlux Fragrances, Inc. (a)	1,126	2,038
Physicians Formula Holdings, Inc. (a)	856	1,780
Reliv International, Inc.	601	1,821
USANA Health Sciences, Inc. (a)	681	18,857
		245,924
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Tobacco - 0.0%
Star Scientific, Inc. (a)	3,231	$ 3,069
TOTAL CONSUMER STAPLES		2,723,304
ENERGY - 1.4%
Energy Equipment & Services - 0.3%
Acergy SA sponsored ADR	1,506	24,894
Bronco Drilling Co., Inc. (a)	1,056	5,111
Dawson Geophysical Co. (a)	450	12,857
ENGlobal Corp. (a)	1,050	3,014
Exterran Partners LP	360	7,902
Global Industries Ltd. (a)	4,221	28,492
Gulf Island Fabrication, Inc.	651	12,987
Hercules Offshore, Inc. (a)	5,500	20,130
Lufkin Industries, Inc.	600	43,830
Matrix Service Co. (a)	1,041	11,139
Mitcham Industries, Inc. (a)	336	2,624
Omni Energy Services Corp. (a)	765	1,224
OYO Geospace Corp. (a)	206	8,870
Patterson-UTI Energy, Inc.	6,111	94,354
PHI, Inc. (non-vtg.) (a)	476	9,292
Seahawk Drilling, Inc. (a)	450	9,248
Superior Well Services, Inc. (a)	1,131	20,234
T-3 Energy Services, Inc. (a)	480	11,395
Tesco Corp. (a)	1,470	20,036
Trico Marine Services, Inc. (a)(c)	1,457	3,774
Union Drilling, Inc. (a)	1,161	7,755
		359,162
Oil, Gas & Consumable Fuels - 1.1%
Alliance Holdings GP, LP	2,376	68,239
Alliance Resource Partners LP	1,356	56,288
APCO Argentina, Inc.	1,041	22,985
Approach Resources, Inc. (a)	1,050	8,726
Atlas Energy, Inc.	3,055	99,715
ATP Oil & Gas Corp. (a)	1,838	33,194
BreitBurn Energy Partners LP (a)	2,100	31,983
Brigham Exploration Co. (a)	3,743	61,460
Calumet Specialty Products Partners LP	843	16,734
Capital Product Partners LP	1,309	11,362
Carrizo Oil & Gas, Inc. (a)	1,191	28,501
Clayton Williams Energy, Inc. (a)	465	17,340
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Clean Energy Fuels Corp. (a)(c)	2,500	$ 45,100
Copano Energy LLC	2,242	53,360
CREDO Petroleum Corp. (a)	1,004	8,705
Crimson Exploration, Inc. (a)	2,124	7,349
Crosstex Energy LP	1,976	18,732
Crosstex Energy, Inc.	2,006	15,506
Delta Petroleum Corp. (a)(c)	10,810	15,134
Dorchester Minerals LP	1,144	25,408
Double Eagle Petroleum Co. (a)	405	1,742
Eagle Rock Energy Partners LP	1,881	10,571
Energy XXI (Bermuda) Ltd.	2,096	38,231
EV Energy Partners LP	1,265	39,076
FX Energy, Inc. (a)	1,740	5,690
Geomet, Inc. (a)	2,416	2,440
Georesources, Inc. (a)	798	10,693
Golar LNG Ltd. (NASDAQ) (a)	2,796	31,315
Green Plains Renewable Energy, Inc. (a)	1,003	17,011
Gulfport Energy Corp. (a)	1,521	13,841
Inergy Holdings LP	876	61,119
Inergy LP	2,549	92,070
Isramco, Inc. (a)	100	5,604
Ivanhoe Energy, Inc. (a)	9,936	31,161
James River Coal Co. (a)	1,160	18,456
Knightsbridge Tankers Ltd.	941	14,501
L&L Energy, Inc. (a)	850	6,792
Legacy Reserves LP	1,241	26,260
Linn Energy LLC	5,021	132,303
Martin Midstream Partners LP	608	19,231
NGAS Resources, Inc. (a)(c)	1,291	1,975
Pacific Ethanol, Inc. (a)(c)	1,426	3,080
Petroleum Development Corp. (a)	600	14,106
PrimeEnergy Corp. (a)	165	4,137
Quest Resource Corp. (a)	1,186	729
Ram Energy Resources, Inc. (a)	6,236	9,603
Regency Energy Partners LP	3,166	67,246
Rex Energy Corp. (a)	1,615	22,352
Rosetta Resources, Inc. (a)	2,181	40,850
StealthGas, Inc.	1,116	5,201
Syntroleum Corp. (a)	2,661	6,094
TC Pipelines LP	1,500	55,350
TEL Offshore Trust (a)	300	1,392
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Top Ships, Inc. (a)	2,745	$ 2,882
Toreador Resources Corp.	2,059	18,140
TransGlobe Energy Corp. (a)	1,816	7,024
Uranium Resources, Inc. (a)	7,910	5,537
Verenium Corp. (a)	187	1,015
Warren Resources, Inc. (a)	2,571	6,016
Zion Oil & Gas, Inc. (a)(c)	1,119	6,960
		1,503,617
TOTAL ENERGY		1,862,779
FINANCIALS - 8.1%
Capital Markets - 2.1%
American Capital Ltd.	10,428	44,840
BGC Partners, Inc. Class A	3,000	14,880
Broadpoint Gleacher Securities Group, Inc. (a)	4,606	18,470
Calamos Asset Management, Inc. Class A	941	12,553
Capital Southwest Corp.	195	17,016
Charles Schwab Corp.	45,671	836,236
Cowen Group, Inc. Class A (a)	2,711	14,748
Diamond Hill Investment Group, Inc.	180	11,491
E*TRADE Financial Corp. (a)	72,517	116,752
Epoch Holding Corp.	1,101	11,175
FBR Capital Markets Corp. (a)	2,895	15,662
FirstCity Financial Corp. (a)	871	5,052
GFI Group, Inc.	4,506	24,828
Harris & Harris Group, Inc. (a)	1,245	5,652
International Assets Holding Corp. (a)	764	11,926
Knight Capital Group, Inc. Class A (a)	3,311	53,440
Northern Trust Corp.	9,529	507,800
optionsXpress Holdings, Inc.	2,355	37,233
Penson Worldwide, Inc. (a)	891	8,384
Prospect Capital Corp. (c)	2,651	30,805
Sanders Morris Harris Group, Inc.	975	5,051
SEI Investments Co.	7,535	132,767
T. Rowe Price Group, Inc.	9,841	498,840
TD Ameritrade Holding Corp. (a)	22,098	386,494
Thomas Weisel Partners Group, Inc. (a)	1,146	4,618
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
TradeStation Group, Inc. (a)	1,791	$ 12,358
U.S. Global Investments, Inc. Class A	1,078	10,435
		2,849,506
Commercial Banks - 2.8%
1st Source Corp.	1,106	16,513
Alliance Financial Corp.	360	9,670
Amcore Financial, Inc. (a)(c)	786	503
American National Bankshares, Inc.	525	10,505
American River Bankshares	496	3,894
AmericanWest Bancorp (a)(c)	795	318
Ameris Bancorp	716	6,802
Ames National Corp.	341	6,312
Arrow Financial Corp.	660	16,698
Associated Banc-Corp.	6,486	83,734
BancFirst Corp.	600	23,940
Bancorp Rhode Island, Inc.	200	5,690
Bancorp, Inc., Delaware (a)	615	4,323
BancTrust Financial Group, Inc. (c)	1,251	5,667
Bank of Florida Corp. (a)(c)	570	661
Bank of Granite Corp. (a)	1,035	1,242
Bank of Marin Bancorp	371	11,879
Bank of the Ozarks, Inc.	720	22,118
Banner Corp. (c)	735	1,992
BNC Bancorp	360	2,754
BOK Financial Corp.	2,767	127,227
Boston Private Financial Holdings, Inc.	2,700	18,495
Bridge Capital Holdings (a)	516	4,185
Bryn Mawr Bank Corp.	570	9,907
Camden National Corp.	434	13,094
Capital Bank Corp.	330	1,043
Capital City Bank Group, Inc.	876	11,283
Cardinal Financial Corp.	1,266	12,293
Cascade Bancorp (a)	1,236	630
Cascade Financial Corp.	871	1,707
Cathay General Bancorp	2,607	25,366
Center Bancorp, Inc.	1,211	10,245
Center Financial Corp. (a)	570	2,765
Centerstate Banks of Florida, Inc.	615	6,605
Century Bancorp, Inc. Class A (non-vtg.)	164	3,132
Chemical Financial Corp.	926	19,076
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Citizens & Northern Corp.	330	$ 3,680
Citizens Banking Corp., Michigan (a)	5,255	3,705
City Bank Lynnwood, Washington (a)(c)	765	1,132
City Holding Co.	726	23,297
CNB Financial Corp., Pennsylvania	681	11,128
CoBiz, Inc.	1,196	7,068
Colony Bankcorp, Inc.	420	1,739
Columbia Banking Systems, Inc.	801	16,388
Commerce Bancshares, Inc.	3,239	131,212
Community Trust Bancorp, Inc.	735	18,750
CVB Financial Corp.	3,778	35,135
Danvers Bancorp, Inc.	1,485	21,042
Eagle Bancorp, Inc., Maryland (a)	1,700	19,907
East West Bancorp, Inc.	4,300	75,336
Eastern Virgina Bankshares, Inc.	270	2,009
Enterprise Financial Services Corp.	840	7,199
EuroBancshares, Inc. (a)	2,070	909
Fidelity Southern Corp.	744	4,278
Fifth Third Bancorp	31,475	384,310
Financial Institutions, Inc.	296	3,919
First Bancorp, North Carolina	720	10,166
First Busey Corp.	1,296	4,873
First Chester County Corp.	619	6,246
First Citizen Bancshares, Inc.	341	62,400
First Community Bancshares, Inc.	993	11,420
First Financial Bancorp, Ohio	1,941	36,025
First Financial Bankshares, Inc.	891	46,644
First Financial Corp., Indiana	540	14,191
First M&F Corp.	540	1,647
First Mariner Bancorp, Inc. (a)	885	1,115
First Mariner Bancorp, Inc. rights 3/24/10 (a)	885	262
First Merchants Corp.	1,598	9,252
First Midwest Bancorp, Inc., Delaware	2,856	38,813
First of Long Island Corp.	521	13,093
First South Bancorp, Inc., Virginia	450	4,824
First State Bancorp. (a)(c)	1,350	593
First United Corp.	555	3,191
Firstbank Corp., Michigan	331	2,079
FirstMerit Corp.	2,989	63,187
FNB Corp., North Carolina	411	510
Frontier Financial Corp. (a)(c)	158	569
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Fulton Financial Corp.	6,606	$ 63,550
German American Bancorp, Inc.	616	9,751
Glacier Bancorp, Inc.	2,400	34,800
Great Southern Bancorp, Inc.	784	17,914
Green Bankshares, Inc. (c)	498	2,993
Grupo Financiero Galicia SA sponsored ADR (a)	2,415	11,592
Guaranty Bancorp (a)	2,355	3,203
Hampton Roads Bankshares, Inc. (c)	2,407	4,333
Hancock Holding Co.	1,217	49,069
Hanmi Financial Corp. (a)(c)	2,175	5,242
Harleysville National Corp., Pennsylvania	1,730	11,435
Heartland Financial USA, Inc.	720	10,454
Heritage Commerce Corp.	592	2,072
Heritage Financial Corp., Washington	285	4,215
Home Bancshares, Inc.	810	19,667
Hudson Valley Holding Corp.	550	13,338
Huntington Bancshares, Inc.	27,900	134,199
IBERIABANK Corp.	800	45,688
Independent Bank Corp., Massachusetts	850	20,893
Independent Bank Corp., Michigan	721	541
Integra Bank Corp.	825	479
International Bancshares Corp.	2,535	53,742
Intervest Bancshares Corp. Class A (a)	330	1,271
Investors Bancorp, Inc. (a)	4,476	57,606
Lakeland Bancorp, Inc.	1,200	9,144
Lakeland Financial Corp.	816	14,370
LNB Bancorp, Inc.	891	4,063
Macatawa Bank Corp. (a)	541	812
MainSource Financial Group, Inc.	1,136	7,259
MB Financial, Inc.	2,000	40,700
MBT Financial Corp.	1,035	1,563
Mercantile Bank Corp.	255	972
Merchants Bancshares, Inc.	242	5,157
Metro Bancorp, Inc. (a)	390	4,727
Metrocorp Bancshares, Inc.	81	238
Midwest Banc Holdings, Inc. (a)	1,306	392
Nara Bancorp, Inc. (a)	1,446	12,768
National Bankshares, Inc.	338	9,156
National Penn Bancshares, Inc.	5,109	35,201
NBT Bancorp, Inc.	1,400	29,736
NewBridge Bancorp (a)	1,366	3,306
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
North Valley Bancorp (a)	570	$ 1,112
Northern States Financial Corp. (a)	381	1,143
Northfield Bancorp, Inc.	2,196	30,766
Northrim Bancorp, Inc.	386	6,141
Old Point Financial Corp.	461	6,634
Old Second Bancorp, Inc.	900	6,111
OmniAmerican Bancorp, Inc. (a)	426	4,648
Orrstown Financial Services, Inc.	250	8,805
Pacific Capital Bancorp (c)	1,898	2,335
Pacific Continental Corp.	450	4,545
Pacific Mercantile Bancorp (a)	556	1,707
PacWest Bancorp	1,116	22,655
Peapack-Gladstone Financial Corp.	302	3,808
Penns Woods Bancorp, Inc.	150	4,857
Peoples Bancorp, Inc.	495	7,118
Pinnacle Financial Partners, Inc. (a)	1,161	17,543
Popular, Inc.	25,141	48,522
Preferred Bank, Los Angeles California	511	690
PremierWest Bancorp	740	377
PremierWest Bancorp rights 3/10/10 (a)	740	171
PrivateBancorp, Inc.	2,900	37,700
Prosperity Bancshares, Inc. (c)	1,866	78,055
Renasant Corp.	771	11,765
Republic Bancorp, Inc., Kentucky Class A	866	14,609
Republic First Bancorp, Inc. (a)	765	3,182
Royal Bancshares of Pennsylvania, Inc. Class A (a)	735	1,801
S&T Bancorp, Inc.	1,115	19,769
S.Y. Bancorp, Inc.	708	15,541
Sandy Spring Bancorp, Inc.	696	9,841
SCBT Financial Corp.	476	17,307
Seacoast Banking Corp., Florida	856	1,327
Shore Bancshares, Inc.	300	3,396
Sierra Bancorp	480	4,968
Signature Bank, New York (a)	1,459	54,319
Simmons First National Corp. Class A	696	18,486
Smithtown Bancorp, Inc.	516	2,208
South Financial Group, Inc.	5,296	3,019
Southern Community Financial Corp.	631	1,350
Southside Bancshares, Inc.	801	16,044
Southwest Bancorp, Inc., Oklahoma	971	7,593
State Bancorp, Inc., New York	566	4,104
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
StellarOne Corp.	1,176	$ 13,912
Sterling Bancshares, Inc.	2,871	13,551
Sterling Financial Corp., Washington (a)(c)	2,175	1,558
Suffolk Bancorp	562	16,006
Summit Financial Group, Inc.	405	1,665
Sun Bancorp, Inc., New Jersey	803	2,802
Superior Bancorp (a)	360	1,044
Susquehanna Bancshares, Inc., Pennsylvania	3,486	29,108
SVB Financial Group (a)	1,585	70,628
Taylor Capital Group, Inc. (a)(c)	1,041	11,441
Texas Capital Bancshares, Inc. (a)	1,320	22,242
The First Bancorp, Inc.	621	8,800
TIB Financial Corp. (c)	902	929
TowneBank (c)	921	11,301
Trico Bancshares	786	14,368
Trustmark Corp.	2,475	56,430
UMB Financial Corp.	1,613	61,794
Umpqua Holdings Corp.	3,129	39,050
Union/First Market Bankshares Corp.	696	8,707
United Bankshares, Inc., West Virginia (c)	1,716	42,248
United Community Banks, Inc., Georgia	3,639	15,102
United Security Bancshares, Inc.	465	6,696
United Security Bancshares, California (c)	920	4,434
Univest Corp. of Pennsylvania	711	12,350
Virginia Commerce Bancorp, Inc. (a)	1,605	9,582
VIST Financial Corp.	450	4,239
Washington Banking Co., Oak Harbor	345	4,130
Washington Trust Bancorp, Inc.	796	13,556
WesBanco, Inc.	1,311	19,862
West Bancorp., Inc.	675	3,490
West Coast Bancorp	1,047	2,754
Westamerica Bancorp.	1,163	63,825
Whitney Holding Corp.	4,005	51,464
Wilshire Bancorp, Inc.	1,011	9,503
Wintrust Financial Corp.	1,038	35,334
Yadkin Valley Financial Corp.	851	3,242
Zions Bancorp	5,841	108,292
		3,664,633
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Consumer Finance - 0.1%
Cardtronics, Inc. (a)	1,926	$ 19,029
CompuCredit Holdings Corp.	2,042	7,065
Consumer Portfolio Services, Inc. (a)	1,005	1,668
Credit Acceptance Corp. (a)	1,251	50,253
Dollar Financial Corp. (a)	891	19,994
EZCORP, Inc. (non-vtg.) Class A (a)	1,656	32,673
First Cash Financial Services, Inc. (a)	1,086	23,045
QC Holdings, Inc.	826	4,072
World Acceptance Corp. (a)	566	23,653
		181,452
Diversified Financial Services - 0.9%
Asset Acceptance Capital Corp. (a)	1,440	8,165
Asta Funding, Inc.	516	3,478
CME Group, Inc.	2,606	786,204
Compass Diversified Holdings	1,461	19,548
Encore Capital Group, Inc. (a)	1,410	25,436
Interactive Brokers Group, Inc. (a)	1,566	26,982
Life Partners Holdings, Inc. (c)	543	11,175
MarketAxess Holdings, Inc.	1,170	17,503
Marlin Business Services Corp. (a)	586	5,233
Medallion Financial Corp.	1,071	8,664
NewStar Financial, Inc. (a)	3,021	18,911
PICO Holdings, Inc. (a)	911	31,010
Portfolio Recovery Associates, Inc. (a)	610	32,531
Resource America, Inc. Class A	675	2,869
The NASDAQ Stock Market, Inc. (a)	7,866	146,544
		1,144,253
Insurance - 0.9%
21st Century Holding Co.	720	3,017
American National Insurance Co.	1,007	109,300
American Physicians Capital, Inc.	522	14,835
Amerisafe, Inc. (a)	696	11,978
Amtrust Financial Services, Inc.	2,661	37,706
Arch Capital Group Ltd. (a)	2,084	154,174
Argo Group International Holdings, Ltd.	1,241	34,537
Baldwin & Lyons, Inc. Class B	566	13,686
Cincinnati Financial Corp.	6,211	167,076
CNinsure, Inc. ADR	576	12,753
Donegal Group, Inc. Class A	1,061	15,607
Eastern Insurance Holdings, Inc.	261	2,553
eHealth, Inc. (a)	1,071	17,886
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
EMC Insurance Group	761	$ 15,418
Enstar Group Ltd. (a)	428	26,968
Erie Indemnity Co. Class A	1,820	72,108
FPIC Insurance Group, Inc. (a)	450	16,592
Greenlight Capital Re, Ltd. (a)	1,101	27,877
Hallmark Financial Services, Inc. (a)	1,485	11,806
Harleysville Group, Inc.	874	29,323
Infinity Property & Casualty Corp.	621	25,306
Kansas City Life Insurance Co.	510	14,938
Maiden Holdings Ltd.	4,283	30,067
Max Capital Group Ltd.	2,006	48,425
National Interstate Corp.	731	12,807
National Western Life Insurance Co. Class A	165	27,702
Navigators Group, Inc. (a)	671	25,411
Penn Millers Holding Corp.	524	5,366
PMA Capital Corp. Class A (a)	1,551	8,810
Presidential Life Corp.	1,016	9,957
Safety Insurance Group, Inc.	857	31,829
Selective Insurance Group, Inc.	2,151	34,868
State Auto Financial Corp.	1,581	28,996
Tower Group, Inc.	1,653	37,639
United America Indemnity Ltd. Class A (a)	1,581	12,790
United Fire & Casualty Co.	1,226	20,842
		1,170,953
Real Estate Investment Trusts - 0.1%
American Capital Agency Corp.	914	23,142
Gladstone Commercial Corp.	546	7,633
Investors Real Estate Trust	3,902	34,884
Mission West Properties, Inc.	676	4,624
Monmouth Real Estate Investment Corp. Class A	1,500	11,100
Retail Opportunity Investments Corp. (a)	1,933	19,330
		100,713
Real Estate Management & Development - 0.1%
Altisource Portfolio Solutions SA (a)	950	24,577
Avatar Holdings, Inc. (a)	266	4,288
China Housing & Land Development, Inc. (a)	1,732	7,482
China Real Estate Information Corp. ADR	175	1,668
Elbit Imaging Ltd. (a)	1,350	31,658
FirstService Corp. (sub. vtg.) (a)	1,371	26,202
Stratus Properties, Inc. (a)	266	2,708
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Thomas Properties Group, Inc.	1,876	$ 5,121
ZipRealty, Inc. (a)	1,230	6,150
		109,854
Thrifts & Mortgage Finance - 1.1%
Abington Bancorp, Inc.	1,176	9,043
Anchor BanCorp Wisconsin, Inc. (a)	936	1,058
Atlantic Coast Federal Corp.	691	1,113
Bank Mutual Corp.	2,106	13,668
BankFinancial Corp.	1,191	11,434
Beneficial Mutual Bancorp, Inc. (a)	3,991	37,475
Berkshire Bancorp, Inc. (a)	960	6,576
Berkshire Hills Bancorp, Inc.	735	13,142
Brookline Bancorp, Inc., Delaware	2,400	24,672
Camco Financial Corp.	511	1,267
Capitol Federal Financial	2,672	92,505
CFS Bancorp, Inc.	375	1,343
Citizens South Banking Corp., Delaware	480	2,501
Clifton Savings Bancorp, Inc.	990	8,811
Dime Community Bancshares, Inc.	1,716	20,832
ESB Financial Corp.	600	7,518
ESSA Bancorp, Inc.	623	7,289
First Defiance Financial Corp.	331	3,257
First Federal Bancshares of Arkansas, Inc.	435	1,440
First Financial Holdings, Inc.	816	9,759
First Financial Northwest, Inc.	805	5,265
First Niagara Financial Group, Inc.	7,358	103,306
First PacTrust Bancorp, Inc.	480	3,187
First Place Financial Corp.	871	3,005
Flushing Financial Corp.	1,290	16,370
Fox Chase Bancorp, Inc. (a)	796	7,363
HMN Financial, Inc. (a)	216	1,080
Home Federal Bancorp, Inc.	750	9,998
Hudson City Bancorp, Inc.	20,538	277,674
K-Fed Bancorp	846	7,047
Kearny Financial Corp.	3,436	34,463
LSB Corp.	771	9,098
MutualFirst Financial, Inc.	346	2,038
NASB Financial, Inc.	406	7,710
Northwest Bancshares, Inc.	4,320	51,019
OceanFirst Financial Corp.	600	6,132
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Oritani Financial Corp.	1,551	$ 24,568
Pamrapo Bancorp, Inc.	666	5,661
Parkvale Financial Corp.	300	2,331
People's United Financial, Inc.	12,696	200,216
Provident Financial Holdings, Inc.	226	737
Provident New York Bancorp	2,176	18,975
Pulaski Financial Corp.	181	1,158
PVF Capital Corp. (a)	301	587
PVF Capital Corp. rights 3/22/10 (a)	301	111
Riverview Bancorp, Inc. (a)	1,320	3,221
Rockville Financial, Inc.	1,350	14,364
Roma Financial Corp.	1,596	19,503
Severn Bancorp, Inc.	801	3,356
Territorial Bancorp, Inc.	1,041	20,591
TFS Financial Corp.	11,287	145,038
TierOne Corp. (a)	795	517
Tree.com, Inc. (a)	805	6,834
Trustco Bank Corp., New York	3,054	18,477
United Community Financial Corp., Ohio (a)	1,403	2,133
United Financial Bancorp, Inc.	1,688	22,096
United Western Bancorp, Inc.	270	656
ViewPoint Financial Group	1,466	21,418
Washington Federal, Inc.	4,376	85,288
Waterstone Financial, Inc. (a)	1,776	4,298
Westfield Financial, Inc.	2,754	22,831
WSFS Financial Corp.	266	8,164
		1,472,587
TOTAL FINANCIALS		10,693,951
HEALTH CARE - 14.8%
Biotechnology - 7.1%
3SBio, Inc. sponsored ADR (a)	516	6,435
Aastrom Biosciences, Inc. (a)	608	942
Abraxis BioScience, Inc. (a)	1,581	51,145
Acadia Pharmaceuticals, Inc. (a)	2,295	3,006
Achillion Pharmaceuticals, Inc. (a)	1,890	4,404
Acorda Therapeutics, Inc. (a)	1,485	44,817
AEterna Zentaris, Inc. (sub. vtg.) (a)	6,110	5,052
Affymax, Inc. (a)	806	15,072
Alexion Pharmaceuticals, Inc. (a)	3,394	168,071
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Alkermes, Inc. (a)	3,831	$ 43,903
Allos Therapeutics, Inc. (a)	4,965	38,628
Alnylam Pharmaceuticals, Inc. (a)	1,641	28,586
AMAG Pharmaceuticals, Inc. (a)	815	31,125
Amgen, Inc. (a)	39,093	2,213,055
Amicus Therapeutics, Inc. (a)	1,041	3,446
Amylin Pharmaceuticals, Inc. (a)	5,565	105,179
Anadys Pharmaceuticals, Inc. (a)	1,441	2,781
Antigenics, Inc. (a)	2,010	1,548
Arena Pharmaceuticals, Inc. (a)(c)	3,831	11,646
ARIAD Pharmaceuticals, Inc. (a)	4,441	11,280
ArQule, Inc. (a)	1,941	6,386
Array Biopharma, Inc. (a)	1,680	3,763
AspenBio Pharma, Inc. (a)(c)	1,226	2,477
AVI BioPharma, Inc. (a)(c)	4,555	6,559
BioCryst Pharmaceuticals, Inc. (a)(c)	2,280	14,592
Biogen Idec, Inc. (a)	10,470	575,955
BioMarin Pharmaceutical, Inc. (a)	4,041	80,820
Bionovo, Inc. (a)	11,343	6,579
Biosante Pharmaceuticals, Inc. (a)(c)	1,663	2,794
Celera Corp. (a)	3,111	18,635
Celgene Corp. (a)	17,835	1,061,539
Cell Therapeutics, Inc. (a)(c)	17,076	11,441
Celldex Therapeutics, Inc. (a)	811	4,169
Cephalon, Inc. (a)	2,810	192,963
Cepheid, Inc. (a)	2,423	36,587
China Biologic Products, Inc. (a)	1,000	9,330
China Nuokang Bio-Pharmaceutical, Inc. sponsored ADR (a)	186	1,488
Clinical Data, Inc. (a)	951	17,289
Combinatorx, Inc. (a)	3,496	3,916
Crucell NV sponsored ADR (a)	480	9,178
Cubist Pharmaceuticals, Inc. (a)	2,306	48,518
Curis, Inc. (a)	2,541	7,267
Cytokinetics, Inc. (a)	1,875	5,700
Cytori Therapeutics, Inc. (a)(c)	1,800	12,510
CytRx Corp. (a)	6,000	7,080
Dendreon Corp. (a)	5,181	161,803
Dyax Corp. (a)	2,856	9,996
Dynavax Technologies Corp. (a)	7,491	10,937
EntreMed, Inc. (a)	4,971	3,679
Enzon Pharmaceuticals, Inc. (a)	2,700	25,083
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
EpiCept Corp. (a)(c)	3,639	$ 7,242
Exact Sciences Corp. (a)	4,260	17,509
Exelixis, Inc. (a)	3,960	25,621
Facet Biotech Corp. (a)	1,000	16,390
Genomic Health, Inc. (a)	1,155	20,675
Genta, Inc. (a)	3	0
GenVec, Inc. (a)(c)	3,931	9,316
Genzyme Corp. (a)	10,162	581,266
Geron Corp. (a)(c)	3,411	18,931
Gilead Sciences, Inc. (a)	34,682	1,651,210
GTx, Inc. (a)	1,470	5,880
Halozyme Therapeutics, Inc. (a)	3,666	20,053
Human Genome Sciences, Inc. (a)	7,109	200,118
Idenix Pharmaceuticals, Inc. (a)	3,004	8,171
Idera Pharmaceuticals, Inc. (a)	1,200	5,748
ImmunoGen, Inc. (a)	2,475	16,360
Immunomedics, Inc. (a)(c)	3,726	14,122
Incyte Corp. (a)(c)	4,425	47,171
Infinity Pharmaceuticals, Inc. (a)	1,690	10,326
Inhibitex, Inc. (a)	1,351	1,945
InterMune, Inc.	1,717	23,592
Ironwood Pharmaceuticals, Inc. Class A	733	9,529
Isis Pharmaceuticals, Inc. (a)	3,906	34,529
Keryx Biopharmaceuticals, Inc. (a)(c)	6,208	15,644
La Jolla Pharmaceutical Co. (a)	2,751	286
Lexicon Pharmaceuticals, Inc. (a)	6,031	10,795
Ligand Pharmaceuticals, Inc.:
rights 12/31/11 (a)	1,431	0
Class B (a)	6,304	11,095
rights (a)	1,530	0
rights (a)	1,530	0
rights (a)	1,530	0
rights (a)	1,530	0
MannKind Corp. (a)(c)	4,984	49,790
Marshall Edwards, Inc. (a)	2,236	1,319
Martek Biosciences (a)	1,455	28,853
Maxygen, Inc. (a)	1,686	9,037
Medivation, Inc. (a)	1,338	48,181
Metabolix, Inc. (a)(c)	1,021	9,740
Micromet, Inc. (a)	2,640	19,642
Molecular Insight Pharmaceuticals, Inc. (a)(c)	1,425	1,796
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Momenta Pharmaceuticals, Inc. (a)	1,656	$ 24,244
Myriad Genetics, Inc. (a)	3,714	85,422
Myriad Pharmaceuticals, Inc. (a)	866	4,165
Nabi Biopharmaceuticals (a)	4,041	21,134
Neurocrine Biosciences, Inc. (a)	1,410	3,694
NeurogesX, Inc. (a)	1,395	10,421
Novavax, Inc. (a)	3,696	8,020
NPS Pharmaceuticals, Inc. (a)	2,371	7,919
Nymox Pharmaceutical Corp. (a)(c)	1,170	4,598
Omeros Corp.	1,209	6,782
ONYX Pharmaceuticals, Inc. (a)	2,226	61,794
Orchid Cellmark, Inc. (a)	2,526	3,738
OREXIGEN Therapeutics, Inc. (a)(c)	1,671	10,494
Orthologic Corp. (a)	2,601	2,705
OSI Pharmaceuticals, Inc. (a)	2,310	85,516
Osiris Therapeutics, Inc. (a)	1,320	10,864
OXiGENE, Inc. (a)(c)	4,911	5,942
Oxygen Biotherapeutics, Inc. (a)(c)	1,711	8,726
PDL BioPharma, Inc. (c)	4,561	31,927
Peregrine Pharmaceuticals, Inc. (a)	1,371	4,442
Pharmasset, Inc. (a)	1,087	23,055
Poniard Pharmaceuticals, Inc. (a)(c)	1,860	2,902
Progenics Pharmaceuticals, Inc. (a)	1,275	5,546
QLT, Inc. (a)	3,441	16,173
Regeneron Pharmaceuticals, Inc. (a)	3,114	76,168
Repligen Corp. (a)	1,396	4,705
Rigel Pharmaceuticals, Inc. (a)	2,038	15,387
RXi Pharmaceuticals Corp. (a)	285	1,471
Sangamo Biosciences, Inc. (a)(c)	1,786	8,948
Savient Pharmaceuticals, Inc. (a)	2,500	33,700
SciClone Pharmaceuticals, Inc. (a)	1,906	6,271
Seattle Genetics, Inc. (a)	4,551	46,420
SIGA Technologies, Inc. (a)(c)	1,755	11,601
Sinovac Biotech Ltd. (a)	1,500	9,885
Spectrum Pharmaceuticals, Inc. (a)	2,391	10,903
StemCells, Inc. (a)(c)	4,613	5,397
Sunesis Pharmaceuticals, Inc. (a)(c)	1,875	1,684
Synta Pharmaceuticals Corp. (a)	1,267	4,954
Talecris Biotherapeutics Holdings Corp.	4,604	98,618
Targacept, Inc. (a)	1,066	20,211
Telik, Inc. (a)	2,391	2,008
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Theravance, Inc. (a)	2,041	$ 22,226
Transcept Pharmaceuticals, Inc. (a)	574	4,225
Trimeris, Inc. (a)	885	2,142
Trubion Pharmaceuticals, Inc. (a)	2,919	8,845
United Therapeutics Corp. (a)	2,084	119,642
Vanda Pharmaceuticals, Inc. (a)	1,276	13,105
Vertex Pharmaceuticals, Inc. (a)	7,455	302,748
Vical, Inc. (a)	2,055	6,740
XOMA Ltd. (a)	7,361	3,502
Zymogenetics, Inc. (a)	3,000	16,020
		9,408,785
Health Care Equipment & Supplies - 1.9%
Abaxis, Inc. (a)	875	22,216
Abiomed, Inc. (a)	1,236	12,496
Accuray, Inc. (a)	2,161	14,630
AGA Medical Holdings, Inc.	1,850	24,790
Align Technology, Inc. (a)	2,601	47,078
Alphatec Holdings, Inc. (a)	2,655	13,620
American Medical Systems Holdings, Inc. (a)	2,811	50,935
Analogic Corp.	510	21,063
Angiodynamics, Inc. (a)	991	16,114
Anika Therapeutics, Inc. (a)	1,231	7,743
ArthroCare Corp. (a)	1,040	27,633
Atrion Corp.	85	13,228
ATS Medical, Inc. (a)	2,767	7,305
BioLase Technology, Inc. (a)	1,050	2,100
Cardiac Science Corp. (a)	1,056	2,228
Cardica, Inc. (a)	871	1,489
Cardiovascular Systems, Inc. (a)	456	2,472
Cerus Corp. (a)	1,786	4,376
China Medical Technologies, Inc. sponsored ADR	881	12,184
Conceptus, Inc. (a)	1,086	21,318
CONMED Corp. (a)	1,275	27,897
Cutera, Inc. (a)	421	3,957
Cyberonics, Inc. (a)	1,371	24,472
Cynosure, Inc. Class A (a)	330	3,264
DENTSPLY International, Inc.	5,813	192,352
DexCom, Inc. (a)	1,730	15,639
Electro-Optical Sciences, Inc. (a)	751	7,330
Endologix, Inc. (a)	2,340	8,447
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
ev3, Inc. (a)	4,311	$ 62,725
Exactech, Inc. (a)	761	14,756
Gen-Probe, Inc. (a)	1,818	81,955
Given Imaging Ltd.	1,477	25,744
Hansen Medical, Inc. (a)	1,221	2,796
HealthTronics, Inc. (a)	1,125	3,398
HeartWare International, Inc. (a)	400	15,416
Hologic, Inc. (a)	10,366	178,814
Home Diagnostics, Inc. (a)	661	7,615
ICU Medical, Inc. (a)	660	22,684
IDEXX Laboratories, Inc. (a)(c)	2,318	122,414
Immucor, Inc. (a)	2,807	54,259
Insulet Corp. (a)	1,222	17,963
Integra LifeSciences Holdings Corp. (a)	1,076	42,825
Intuitive Surgical, Inc. (a)	1,500	520,710
IRIS International, Inc. (a)	1,066	12,227
Kensey Nash Corp. (a)	585	12,911
Mako Surgical Corp. (a)	900	11,907
Masimo Corp.	2,197	60,835
Medical Action Industries, Inc. (a)	690	8,653
Meridian Bioscience, Inc.	1,656	36,697
Merit Medical Systems, Inc. (a)	981	14,440
Micrus Endovascular Corp. (a)	546	11,046
Natus Medical, Inc. (a)	1,076	14,504
Neogen Corp. (a)	900	21,807
NeuroMetrix, Inc. (a)	586	1,553
NMT Medical, Inc. (a)	826	1,850
NuVasive, Inc. (a)	1,452	58,007
NxStage Medical, Inc. (a)	2,636	28,073
OraSure Technologies, Inc. (a)	1,785	9,818
Orthofix International NV (a)	851	29,011
Orthovita, Inc. (a)	3,111	11,946
Osteotech, Inc. (a)	876	3,408
Otix Global, Inc. (a)	666	613
Palomar Medical Technologies, Inc. (a)	771	6,962
Quidel Corp. (a)	1,116	14,575
Rochester Medical Corp. (a)	525	6,788
RTI Biologics, Inc. (a)	2,691	10,091
Shamir Optical Industry Ltd.	586	5,708
Sirona Dental Systems, Inc. (a)	2,226	79,891
Somanetics Corp. (a)	525	8,852
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
SonoSite, Inc. (a)	735	$ 21,771
Staar Surgical Co. (a)	1,050	3,948
Stereotaxis, Inc. (a)	1,696	8,056
SurModics, Inc. (a)	690	13,289
Syneron Medical Ltd. (a)	1,309	12,501
Synovis Life Technologies, Inc. (a)	794	11,116
The Spectranetics Corp. (a)	1,800	11,952
ThermoGenesis Corp. (a)	3,306	1,884
Thoratec Corp. (a)	2,250	64,913
TomoTherapy, Inc. (a)	1,860	6,157
Trinity Biotech PLC sponsored ADR (a)	516	2,611
Unilife Corp. (a)	2,000	13,840
Urologix, Inc. (a)	771	1,072
Utah Medical Products, Inc.	200	5,456
Vascular Solutions, Inc. (a)	1,201	10,845
Volcano Corp. (a)	2,036	41,921
Wright Medical Group, Inc. (a)	1,425	24,011
Young Innovations, Inc.	510	13,668
Zoll Medical Corp. (a)	1,031	26,724
		2,560,358
Health Care Providers & Services - 1.8%
Addus HomeCare Corp.	435	3,437
Air Methods Corp. (a)	570	15,168
Allied Healthcare International, Inc. (a)	3,286	9,102
Almost Family, Inc. (a)	321	11,575
Amedisys, Inc. (a)(c)	1,026	59,149
America Service Group, Inc.	451	6,747
American Dental Partners, Inc. (a)	391	5,083
AmSurg Corp. (a)	1,320	27,271
Animal Health International, Inc. (a)	901	1,811
Bio-Reference Laboratories, Inc. (a)	566	22,419
BioScrip, Inc. (a)	1,566	11,573
CardioNet, Inc. (a)	861	5,157
Catalyst Health Solutions, Inc. (a)	1,519	57,251
Chindex International, Inc. (a)	606	6,818
Clarient, Inc. (a)	3,000	6,390
Corvel Corp. (a)	480	15,456
Cross Country Healthcare, Inc. (a)	1,056	10,380
Dialysis Corp. of America (a)	541	3,603
Express Scripts, Inc. (a)	10,646	1,022,122
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Genoptix, Inc. (a)	666	$ 21,692
Gentiva Health Services, Inc. (a)	1,096	30,370
Health Grades, Inc. (a)	1,516	8,111
Healthways, Inc. (a)	1,491	22,395
Henry Schein, Inc. (a)	3,576	203,224
HMS Holdings Corp. (a)	1,051	48,388
InVentiv Health, Inc. (a)	1,470	21,580
IPC The Hospitalist Co., Inc. (a)	634	20,960
LCA-Vision, Inc. (a)	900	7,155
LHC Group, Inc. (a)	780	23,478
LifePoint Hospitals, Inc. (a)	2,136	65,148
Lincare Holdings, Inc. (a)	2,541	102,047
Magellan Health Services, Inc. (a)	1,323	55,460
Medcath Corp. (a)	746	5,050
MWI Veterinary Supply, Inc. (a)	500	20,600
NightHawk Radiology Holdings, Inc. (a)	1,201	3,567
NovaMed Eyecare, Inc. (a)	961	3,642
Odyssey Healthcare, Inc. (a)	1,455	25,506
Patterson Companies, Inc. (a)	4,905	145,580
PDI, Inc. (a)	615	3,204
Prospect Medical Holdings, Inc. (a)	1,503	9,574
Providence Service Corp. (a)	810	9,809
PSS World Medical, Inc. (a)	2,361	49,793
Psychiatric Solutions, Inc. (a)	2,211	47,426
ResCare, Inc. (a)	1,365	12,449
Rural/Metro Corp. (a)	2,286	13,556
Sun Healthcare Group, Inc. (a)	1,851	16,455
The Ensign Group, Inc.	805	13,411
U.S. Physical Therapy, Inc. (a)	666	10,922
VCA Antech, Inc. (a)	3,030	72,175
Virtual Radiologic Corp. (a)	420	4,204
		2,397,443
Health Care Technology - 0.6%
Allscripts-Misys Healthcare Solutions, Inc. (a)	5,801	103,780
AMICAS, Inc. (a)	2,601	15,268
athenahealth, Inc. (a)	1,331	49,034
Cerner Corp. (a)	3,148	261,127
Computer Programs & Systems, Inc.	431	15,490
Eclipsys Corp. (a)	2,061	38,355
MedAssets, Inc. (a)	2,346	50,791
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Technology - continued
Medidata Solutions, Inc.	1,100	$ 16,962
MedQuist, Inc.	1,000	7,860
Merge Healthcare, Inc. (a)	2,716	5,812
Omnicell, Inc. (a)	1,401	18,956
Phase Forward, Inc. (a)	1,669	19,911
Quality Systems, Inc.	1,000	57,240
SXC Health Solutions Corp. (a)	1,251	62,725
Transcend Services, Inc. (a)	481	9,384
Vital Images, Inc. (a)	979	15,507
		748,202
Life Sciences Tools & Services - 1.0%
Accelrys, Inc. (a)	1,231	7,681
Affymetrix, Inc. (a)	3,366	24,605
Albany Molecular Research, Inc. (a)	1,371	12,312
Arrowhead Research Corp. (a)	2,070	1,097
Bruker BioSciences Corp. (a)	6,300	78,750
Caliper Life Sciences, Inc. (a)	1,785	6,480
Dionex Corp. (a)	776	53,001
eResearchTechnology, Inc. (a)	2,071	12,530
Harvard Bioscience, Inc. (a)	511	1,783
ICON PLC sponsored ADR (a)	2,286	53,835
Illumina, Inc. (a)(c)	4,806	174,554
Kendle International, Inc. (a)	671	11,427
Life Technologies Corp. (a)	6,900	350,244
Luminex Corp. (a)	1,730	25,345
Medtox Scientific, Inc. (a)	360	3,283
PAREXEL International Corp. (a)	2,136	43,040
Pharmaceutical Product Development, Inc.	4,049	85,272
QIAGEN NV (a)(c)	9,016	196,639
Sequenom, Inc. (a)(c)	2,482	16,059
Techne Corp.	1,500	95,880
Varian, Inc. (a)	884	45,685
		1,299,502
Pharmaceuticals - 2.4%
Acura Pharmaceuticals, Inc. (a)(c)	1,613	7,904
Adolor Corp. (a)	1,695	2,593
Akorn, Inc. (a)	3,231	4,911
Alexza Pharmaceuticals, Inc. (a)	3,650	9,527
Angiotech Pharmaceuticals, Inc. (a)	3,411	3,306
Ardea Biosciences, Inc. (a)	863	12,289
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Auxilium Pharmaceuticals, Inc. (a)	1,690	$ 51,038
AVANIR Pharmaceuticals Class A (a)(c)	4,295	8,032
Biodel, Inc. (a)	735	2,933
BioMimetic Therapeutics, Inc. (a)	1,109	12,898
BMP Sunstone Corp. (a)	1,726	9,320
Cadence Pharmaceuticals, Inc. (a)(c)	1,886	16,182
Cardiome Pharma Corp. (a)	3,426	17,745
Columbia Laboratories, Inc. (a)	1,546	1,886
Cumberland Pharmaceuticals, Inc.	690	7,659
Cypress Bioscience, Inc. (a)	1,545	8,096
DepoMed, Inc. (a)	3,066	8,401
Discovery Laboratories, Inc. (a)	3,696	1,848
Durect Corp. (a)	3,921	9,371
Endo Pharmaceuticals Holdings, Inc. (a)	4,681	106,493
Eurand NV (a)	1,671	14,838
Flamel Technologies SA sponsored ADR (a)	1,035	8,021
Harbor BioSciences, Inc. (a)	801	376
Hi-Tech Pharmacal Co., Inc. (a)	406	8,733
Impax Laboratories, Inc. (a)	2,400	36,984
Inspire Pharmaceuticals, Inc. (a)	2,521	15,580
Ista Pharmaceuticals, Inc. (a)	1,926	6,760
Jazz Pharmaceuticals, Inc. (a)	966	9,447
Labopharm, Inc. (a)(c)	6,402	9,126
MAP Pharmaceuticals, Inc. (a)	1,059	14,529
Matrixx Initiatives, Inc. (a)	465	2,120
MDRNA, Inc. (a)(c)	3,959	4,078
MiddleBrook Pharmaceuticals, Inc. (a)	6,441	2,834
Mylan, Inc. (a)(c)	12,000	256,080
Nektar Therapeutics (a)	3,696	45,793
Novogen Ltd. sponsored ADR (a)	316	695
Obagi Medical Products, Inc. (a)	1,176	12,030
Optimer Pharmaceuticals, Inc. (a)(c)	1,354	16,180
Pain Therapeutics, Inc. (a)	2,176	13,165
Penwest Pharmaceuticals Co. (a)	846	2,115
Perrigo Co.	3,622	179,543
Pozen, Inc. (a)	1,191	7,158
Questcor Pharmaceuticals, Inc. (a)	2,536	11,868
Salix Pharmaceuticals Ltd. (a)	2,026	57,863
Santarus, Inc. (a)	2,436	10,256
Shire PLC sponsored ADR	2,164	139,621
Skystar Bio-Pharmaceutical Co. Ltd. (a)	595	5,141
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Somaxon Pharmaceuticals, Inc. (a)(c)	2,420	$ 9,462
Sucampo Pharmaceuticals, Inc. Class A (a)	751	2,591
SuperGen, Inc. (a)	1,906	5,261
Teva Pharmaceutical Industries Ltd. sponsored ADR	27,988	1,679,560
The Medicines Company (a)	1,941	14,946
ViroPharma, Inc. (a)	3,230	40,246
Vivus, Inc. (a)(c)	3,201	26,888
Warner Chilcott PLC (a)	9,886	269,097
XenoPort, Inc. (a)(c)	1,086	8,688
		3,250,105
TOTAL HEALTH CARE		19,664,395
INDUSTRIALS - 5.4%
Aerospace & Defense - 0.3%
AeroVironment, Inc. (a)	671	16,272
American Science & Engineering, Inc.	405	30,096
Applied Energetics, Inc. (a)	4,146	1,638
Applied Signal Technology, Inc.	651	12,024
Argon ST, Inc. (a)	791	19,459
Ascent Solar Technologies, Inc. (a)(c)	1,971	7,904
BE Aerospace, Inc. (a)	3,984	103,186
Ceradyne, Inc. (a)	1,041	23,464
Elbit Systems Ltd.	1,507	93,464
GeoEye, Inc. (a)	761	18,127
Global Defense Technology & Systems, Inc.	828	11,161
Herley Industries, Inc. (a)	765	10,266
Innovative Solutions & Support, Inc. (a)	856	3,681
Kratos Defense & Security Solutions, Inc. (a)	322	4,212
Ladish Co., Inc. (a)	606	10,193
LMI Aerospace, Inc. (a)	461	5,850
Sypris Solutions, Inc. (a)	981	2,727
Taser International, Inc. (a)	2,706	20,457
		394,181
Air Freight & Logistics - 0.6%
Air Transport Services Group, Inc. (a)	2,160	5,486
Atlas Air Worldwide Holdings, Inc. (a)	825	37,191
C.H. Robinson Worldwide, Inc.	6,358	339,072
Dynamex, Inc. (a)	546	9,500
Expeditors International of Washington, Inc.	8,199	299,018
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Air Freight & Logistics - continued
Forward Air Corp.	1,200	$ 29,352
Hub Group, Inc. Class A (a)	1,385	37,353
Pacer International, Inc. (a)	1,536	7,388
Park-Ohio Holdings Corp. (a)	711	5,674
UTI Worldwide, Inc.	3,996	59,660
		829,694
Airlines - 0.3%
Allegiant Travel Co. (a)	716	37,332
Hawaiian Holdings, Inc. (a)	2,395	18,633
JetBlue Airways Corp. (a)	10,146	53,571
Pinnacle Airlines Corp. (a)	1,261	10,252
Republic Airways Holdings, Inc. (a)	1,686	10,268
Ryanair Holdings PLC sponsored ADR (a)	4,488	123,285
SkyWest, Inc.	2,269	33,490
UAL Corp. (a)	6,296	107,976
		394,807
Building Products - 0.1%
AAON, Inc.	698	14,686
American Woodmark Corp.	641	12,057
Apogee Enterprises, Inc.	1,206	17,234
Builders FirstSource, Inc. (a)	2,940	8,820
China Architectural Engineering, Inc. (a)(c)	5,793	6,256
Gibraltar Industries, Inc. (a)	1,131	13,210
Insteel Industries, Inc.	916	9,297
PGT, Inc. (a)	2,241	3,787
PGT, Inc. rights 3/12/10 (a)	1,280	243
Universal Forest Products, Inc.	625	22,025
		107,615
Commercial Services & Supplies - 0.8%
APAC Customer Services, Inc. (a)	2,018	10,453
ATC Technology Corp. (a)	1,020	22,858
Casella Waste Systems, Inc. Class A (a)	1,146	5,191
CECO Environmental Corp. (a)	516	1,945
Cintas Corp.	5,789	143,509
Copart, Inc. (a)	2,923	104,293
Courier Corp.	435	6,695
EnerNOC, Inc. (a)	886	23,426
Fuel Tech, Inc. (a)	971	6,360
G&K Services, Inc. Class A	701	17,504
Healthcare Services Group, Inc.	1,368	30,041
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Herman Miller, Inc.	1,861	$ 33,870
InnerWorkings, Inc. (a)	2,041	11,572
Interface, Inc. Class A	2,161	18,585
Intersections, Inc. (a)	661	2,750
Kimball International, Inc. Class B	1,425	9,419
McGrath RentCorp.	1,260	30,139
Mobile Mini, Inc. (a)	1,500	20,385
Multi-Color Corp.	386	4,879
PRG-Schultz International, Inc. (a)	1,731	10,386
Protection One, Inc. (a)	886	8,258
R.R. Donnelley & Sons Co.	8,100	161,109
RINO International Corp. (a)(c)	1,100	22,231
Standard Parking Corp. (a)	945	15,517
Stericycle, Inc. (a)	3,163	174,534
Sykes Enterprises, Inc. (a)	1,710	40,715
Team, Inc. (a)	990	17,949
Tetra Tech, Inc. (a)	2,203	46,087
United Stationers, Inc. (a)	966	55,168
US Ecology, Inc.	836	12,448
Waste Services, Inc. (a)	1,846	18,608
WCA Waste Corp. (a)	886	4,005
		1,090,889
Construction & Engineering - 0.2%
Foster Wheeler AG (a)	4,973	122,386
Great Lakes Dredge & Dock Corp.	1,716	7,773
Insituform Technologies, Inc. Class A (a)	1,302	31,977
Integrated Electrical Services, Inc. (a)	731	3,465
Layne Christensen Co. (a)	896	24,712
MYR Group, Inc. (a)	855	13,518
Northwest Pipe Co. (a)	495	11,697
Primoris Services Corp.	1,250	10,238
Sterling Construction Co., Inc. (a)	641	12,583
		238,349
Electrical Equipment - 0.8%
A-Power Energy Generation Systems, Ltd. (a)(c)	1,380	18,451
A123 Systems, Inc. (c)	3,951	65,073
Active Power, Inc. (a)	4,641	3,620
Advanced Battery Technologies, Inc. (a)(c)	2,422	9,422
American Superconductor Corp. (a)(c)	1,596	44,688
Broadwind Energy, Inc. (a)	3,623	17,934
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - continued
Canadian Solar, Inc. (a)	1,637	$ 31,299
Capstone Turbine Corp. (a)	6,826	8,123
China BAK Battery, Inc. (a)(c)	1,801	4,070
China Electric Motor, Inc.	1,000	4,800
China Ritar Power Corp. (a)	1,282	5,320
China Sunergy Co. Ltd. ADR (a)(c)	1,320	5,491
Coleman Cable, Inc. (a)	616	2,667
Deswell Industries, Inc.	861	3,487
Encore Wire Corp.	1,031	20,723
Ener1, Inc. (a)(c)	4,096	17,326
Energy Conversion Devices, Inc. (a)(c)	1,811	13,039
Evergreen Solar, Inc. (a)(c)	8,813	9,871
First Solar, Inc. (a)(c)	3,298	349,258
Franklin Electric Co., Inc.	921	26,267
FuelCell Energy, Inc. (a)	2,821	7,927
Fushi Copperweld, Inc. (a)	1,398	12,764
GT Solar International, Inc. (a)(c)	5,936	35,319
Harbin Electric, Inc. (a)	1,136	21,504
Hoku Scientific, Inc. (a)	3,339	7,680
Hong Kong Highpower Technology, Inc. (a)	470	2,820
Hydrogenics Corp. New (a)	6,466	1,513
II-VI, Inc. (a)	1,191	33,396
JA Solar Holdings Co. Ltd. ADR (a)(c)	4,791	23,763
Jinpan International Ltd.	992	22,003
Lihua International, Inc.	1,668	13,578
LSI Industries, Inc.	696	4,266
Microvision, Inc. (a)(c)	2,355	5,181
Ocean Power Technologies, Inc. (a)	585	3,925
Orion Energy Systems, Inc. (a)	825	4,257
Plug Power, Inc. (a)	5,056	2,680
Powell Industries, Inc. (a)	606	17,453
Power-One, Inc. (a)	3,681	13,951
Preformed Line Products Co.	176	6,310
Solarfun Power Holdings Co. Ltd. ADR (a)(c)	1,791	11,821
SunPower Corp.:
Class A (a)(c)	2,097	39,319
Class B (a)	1,660	27,108
Ultralife Corp. (a)	901	3,676
Valence Technology, Inc. (a)(c)	4,926	4,581
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - continued
Vicor Corp. (a)	1,551	$ 14,750
Woodward Governor Co.	2,676	77,042
		1,079,516
Industrial Conglomerates - 0.0%
Otter Tail Corp.	841	16,812
Raven Industries, Inc.	806	23,616
		40,428
Machinery - 1.1%
3D Systems Corp. (a)	996	14,103
Altra Holdings, Inc. (a)	1,161	13,410
American Railcar Industries, Inc.	750	7,088
Astec Industries, Inc. (a)	911	22,128
Bucyrus International, Inc. Class A	3,021	188,994
Chart Industries, Inc. (a)	1,266	25,776
China Fire & Security Group, Inc. (a)(c)	1,005	14,140
China Valves Technology, Inc. (a)	1,200	14,616
China Wind Systems, Inc. (a)(c)	1,355	7,073
Columbus McKinnon Corp. (NY Shares) (a)	885	12,735
Commercial Vehicle Group, Inc. (a)	675	3,355
Dynamic Materials Corp.	450	8,154
Energy Recovery, Inc. (a)(c)	1,776	11,384
Flow International Corp. (a)	2,325	7,510
Force Protection, Inc. (a)	2,703	14,488
FreightCar America, Inc.	461	9,759
Gencor Industries, Inc. (a)	346	2,446
Hardinge, Inc.	390	3,218
Hurco Companies, Inc. (a)	225	3,904
Joy Global, Inc.	3,840	195,072
K-Tron International, Inc. (a)	86	12,854
L.B. Foster Co. Class A (a)	576	17,516
Lincoln Electric Holdings, Inc.	1,716	81,853
Middleby Corp. (a)	831	38,550
NN, Inc. (a)	1,041	3,696
Nordson Corp.	1,384	91,067
Omega Flex, Inc.	360	3,715
PACCAR, Inc.	13,907	491,612
Portec Rail Products, Inc.	856	10,015
RBC Bearings, Inc. (a)	990	25,077
SmartHeat, Inc. (a)	1,250	14,963
Sun Hydraulics Corp.	701	16,957
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Tecumseh Products Co.:
Class A (non-vtg.) (a)	801	$ 10,101
Class B (a)	281	3,510
TriMas Corp. (a)	1,201	7,314
Twin Disc, Inc.	345	3,771
		1,411,924
Marine - 0.1%
American Commercial Lines, Inc. (a)	468	10,881
DryShips, Inc. (a)(c)	1,911	10,453
Eagle Bulk Shipping, Inc. (a)(c)	2,733	14,294
Euroseas Ltd.	1,365	5,351
FreeSeas, Inc. (a)(c)	1,456	1,689
Newlead Holdings Ltd. (a)	1,005	904
OceanFreight, Inc. (a)	3,083	2,345
Paragon Shipping, Inc.	1,086	4,887
Star Bulk Carriers Corp. (c)	2,781	7,509
TBS International Ltd. Class A (a)(c)	1,115	6,634
Ultrapetrol (Bahamas) Ltd. (a)	1,156	5,965
		70,912
Professional Services - 0.4%
51job, Inc. sponsored ADR (a)	801	14,338
Advisory Board Co. (a)	761	24,169
Barrett Business Services, Inc.	420	5,103
Comsys IT Partners, Inc. (a)	979	17,113
Corporate Executive Board Co.	1,506	34,457
CoStar Group, Inc. (a)	765	30,103
CRA International, Inc. (a)	480	12,768
Diamond Management & Technology Consultants, Inc.	1,800	13,050
Exponent, Inc. (a)	600	15,978
Heidrick & Struggles International, Inc.	756	20,389
Hudson Highland Group, Inc. (a)	976	4,255
Huron Consulting Group, Inc. (a)	836	19,796
ICF International, Inc. (a)	516	12,090
Kelly Services, Inc. Class A (non-vtg.) (a)	1,566	24,633
Kforce, Inc. (a)	1,701	22,657
LECG Corp. (a)	1,701	4,848
Lightbridge Corp. (a)	350	2,730
Odyssey Marine Exploration, Inc. (a)	7,956	10,104
On Assignment, Inc. (a)	1,606	10,584
Resources Connection, Inc. (a)	1,691	28,815
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Professional Services - continued
School Specialty, Inc. (a)	750	$ 16,013
Thomas Group (a)	1,081	813
Verisk Analytics, Inc.	4,658	131,821
VSE Corp.	201	8,549
		485,176
Road & Rail - 0.4%
AMERCO (a)	806	42,259
Arkansas Best Corp.	1,011	26,529
Covenant Transport Group, Inc. Class A (a)	856	3,929
Frozen Food Express Industries, Inc.	1,725	6,038
Heartland Express, Inc.	3,816	58,423
J.B. Hunt Transport Services, Inc.	4,584	162,640
Landstar System, Inc.	2,061	82,213
Marten Transport Ltd. (a)	786	14,808
Old Dominion Freight Lines, Inc. (a)	1,596	49,061
P.A.M. Transportation Services, Inc. (a)	646	9,677
Patriot Transportation Holding, Inc. (a)	146	13,004
Quality Distribution, Inc. (a)	1,935	7,953
Saia, Inc. (a)	637	8,064
Universal Truckload Services, Inc.	891	15,851
USA Truck, Inc. (a)	420	5,565
Vitran Corp., Inc. (a)	946	9,176
Werner Enterprises, Inc.	2,194	48,948
YRC Worldwide, Inc. (a)	2,221	1,024
		565,162
Trading Companies & Distributors - 0.3%
Aceto Corp.	966	5,052
Beacon Roofing Supply, Inc. (a)	2,076	36,122
DXP Enterprises, Inc. (a)	391	4,227
Fastenal Co.	5,884	261,073
H&E Equipment Services, Inc. (a)	1,290	12,539
Houston Wire & Cable Co.	776	9,522
Kaman Corp.	1,038	24,860
Lawson Products, Inc.	600	10,638
Mitsui & Co. Ltd. sponsored ADR	40	12,500
Rush Enterprises, Inc.:
Class A (a)	1,043	11,400
Class B (a)	1,116	10,736
Titan Machinery, Inc. (a)	836	9,957
		408,626
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Transportation Infrastructure - 0.0%
Grupo Aeroportuario Norte SAB de CV ADR	200	$ 2,546
TOTAL INDUSTRIALS		7,119,825
INFORMATION TECHNOLOGY - 51.5%
Communications Equipment - 8.6%
3Com Corp. (a)	15,066	114,954
Acme Packet, Inc. (a)	2,205	36,757
ADC Telecommunications, Inc. (a)	4,366	27,680
Adtran, Inc.	2,157	50,431
Airvana, Inc. (a)	2,235	17,053
Alvarion Ltd. (a)	2,981	10,940
Anaren, Inc. (a)	802	9,865
Arris Group, Inc. (a)	4,626	47,740
Aruba Networks, Inc. (a)	3,390	39,765
AudioCodes Ltd. (a)	1,980	6,890
Aviat Networks, Inc. (a)	3,025	18,604
Bel Fuse, Inc. Class B (non-vtg.)	371	8,433
BigBand Networks, Inc. (a)	2,891	8,326
Black Box Corp.	780	22,565
Blue Coat Systems, Inc. (a)	1,596	46,252
Brocade Communications Systems, Inc. (a)	17,129	99,691
Ceragon Networks Ltd. (a)	1,336	15,578
China TechFaith Wireless Communication Technology Ltd. sponsored ADR (a)	1,185	3,318
Ciena Corp. (a)	3,646	52,284
Cisco Systems, Inc. (a)	222,856	5,422,086
Cogo Group, Inc. (a)	1,545	10,877
Comtech Telecommunications Corp. (a)	1,006	31,810
DG FastChannel, Inc. (a)	1,097	35,532
Digi International, Inc. (a)	1,635	16,595
Ditech Networks, Inc. (a)	1,626	2,049
DragonWave, Inc. (a)(c)	1,400	17,177
EchoStar Holding Corp. Class A (a)	1,821	36,675
EMCORE Corp. (a)	2,736	3,228
EMS Technologies, Inc. (a)	668	9,165
Endwave Corp. (a)	891	2,317
EXFO Electro-Optical Engineering, Inc. (sub. vtg.) (a)	324	1,780
Extreme Networks, Inc. (a)	5,361	14,743
F5 Networks, Inc. (a)	2,939	163,996
Finisar Corp. (a)(c)	2,684	33,631
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Gilat Satellite Networks Ltd. (a)	2,426	$ 12,712
Globecomm Systems, Inc. (a)	721	5,501
Harmonic, Inc. (a)	4,396	28,838
Hughes Communications, Inc. (a)	1,098	30,931
Infinera Corp. (a)	3,871	29,342
InterDigital, Inc. (a)(c)	1,730	44,375
Ituran Location & Control Ltd.	1,485	22,899
Ixia (a)	3,000	23,220
JDS Uniphase Corp. (a)	8,481	91,001
KVH Industries, Inc. (a)	511	6,234
Loral Space & Communications Ltd. (a)	750	24,398
NETGEAR, Inc. (a)	1,260	31,941
Network Engines, Inc. (a)	1,962	3,806
Occam Networks, Inc. (a)	1,380	9,743
Oclaro, Inc. (a)	7,437	14,428
Oplink Communications, Inc. (a)	1,131	17,463
Opnext, Inc. (a)	2,370	4,835
ORBCOMM, Inc. (a)	1,486	3,596
Orckit Communications Ltd. (a)	771	3,169
Palm, Inc. (a)(c)	6,355	38,766
Parkervision, Inc. (a)	1,071	1,874
PC-Tel, Inc. (a)	1,116	6,796
Polycom, Inc. (a)	3,186	83,186
Powerwave Technologies, Inc. (a)	5,220	6,107
Qiao Xing Universal Telephone, Inc. (a)(c)	856	1,738
QUALCOMM, Inc.	64,626	2,371,128
RADWARE Ltd. (a)	930	15,810
Research In Motion Ltd. (a)	22,051	1,562,975
Riverbed Technology, Inc. (a)	2,745	74,801
SCM Microsystems, Inc. (a)	1,560	2,574
SeaChange International, Inc. (a)	1,311	9,282
ShoreTel, Inc. (a)	2,706	16,236
Sierra Wireless, Inc. (a)	1,722	14,172
Silicom Ltd. (a)	345	3,709
Sonus Networks, Inc. (a)	10,536	22,442
Sycamore Networks, Inc.	1,169	22,515
Symmetricom, Inc. (a)	2,446	14,358
Tekelec (a)	2,626	43,382
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR (c)	9,400	94,094
Tellabs, Inc.	13,974	96,560
Telular Corp. (a)	915	4,118
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Tollgrade Communications, Inc. (a)	711	$ 4,636
UTStarcom, Inc. (a)	4,161	9,071
ViaSat, Inc. (a)	1,166	35,446
Westell Technologies, Inc. Class A (a)	4,951	6,882
ZST Digital Networks, Inc.	1,005	8,472
		11,418,349
Computers & Peripherals - 7.3%
ActivIdentity Corp. (a)	2,190	5,453
Adaptec, Inc. (a)	5,505	16,955
Apple, Inc. (a)	34,914	7,144,103
Avid Technology, Inc. (a)	1,551	20,861
Concurrent Computer Corp. (a)	360	1,660
Cray, Inc. (a)	1,843	9,657
Dell, Inc. (a)	75,184	994,684
Dot Hill Systems Corp. (a)	3,411	5,594
Electronics for Imaging, Inc. (a)	2,100	24,906
Hutchinson Technology, Inc. (a)	1,056	6,970
iGO, Inc. (a)	1,366	1,612
Immersion Corp. (a)	1,335	5,460
Intevac, Inc. (a)	911	12,909
Isilon Systems, Inc. (a)	2,565	18,955
LaserCard Corp. (a)	503	3,144
Logitech International SA (a)(c)	7,101	110,634
NetApp, Inc. (a)	12,838	385,268
Novatel Wireless, Inc. (a)	1,997	13,300
Presstek, Inc. (a)	841	2,439
QLogic Corp. (a)	4,442	80,844
Rimage Corp. (a)	400	5,916
SanDisk Corp. (a)	8,706	253,606
Seagate Technology	18,926	376,817
Silicon Graphics International Corp. (a)	1,011	10,858
STEC, Inc. (a)(c)	1,881	19,337
Stratasys, Inc. (a)	1,086	28,638
Super Micro Computer, Inc. (a)	1,221	18,327
Synaptics, Inc. (a)(c)	1,350	36,045
Transact Technologies, Inc. (a)	585	4,417
Xyratex Ltd. (a)	1,176	15,535
		9,634,904
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - 1.3%
Acacia Research Corp. - Acacia Technologies (a)	1,423	$ 14,116
Agilysys, Inc.	1,050	11,466
Bell Microproducts, Inc. (a)	2,429	11,028
Brightpoint, Inc. (a)	3,126	22,288
CalAmp Corp. (a)	2,713	7,624
Cogent, Inc. (a)	3,600	35,640
Cognex Corp.	1,796	33,944
Coherent, Inc. (a)	975	30,995
Comverge, Inc. (a)	1,083	10,505
CPI International, Inc. (a)	885	10,912
Daktronics, Inc.	1,761	13,331
DTS, Inc. (a)	851	27,232
Echelon Corp. (a)	1,830	15,043
Electro Rent Corp.	1,080	12,560
Electro Scientific Industries, Inc. (a)	1,335	16,701
Entorian Technologies, Inc. (a)	165	716
FARO Technologies, Inc. (a)	690	16,519
Flextronics International Ltd. (a)	32,000	222,720
FLIR Systems, Inc. (a)	5,675	152,147
Funtalk China Holdings Ltd. (a)	1,550	7,812
HLS Systems International Ltd. (a)	1,700	17,102
I. D. Systems Inc. (a)	601	1,713
ICx Technologies, Inc. (a)(c)	1,080	7,031
Insight Enterprises, Inc. (a)	2,136	27,319
IPG Photonics Corp. (a)	1,566	24,774
Itron, Inc. (a)	1,462	97,881
Littelfuse, Inc. (a)	801	28,508
LoJack Corp. (a)	1,051	4,498
Magal Security Systems Ltd. (a)	1,506	5,482
Maxwell Technologies, Inc. (a)	855	11,850
Measurement Specialties, Inc. (a)	521	7,388
Mercury Computer Systems, Inc. (a)	951	11,621
Molex, Inc.	3,921	80,184
Molex, Inc. Class A (non-vtg.)	3,066	53,318
MTS Systems Corp.	776	21,123
Multi-Fineline Electronix, Inc. (a)	1,116	24,329
National Instruments Corp.	3,051	96,473
Newport Corp. (a)	1,221	12,869
NU Horizons Electronics Corp. (a)	1,611	7,008
Orbotech Ltd. (a)	1,410	12,690
OSI Systems, Inc. (a)	716	22,081
PC Connection, Inc. (a)	691	4,339
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
PC Mall, Inc. (a)	556	$ 2,591
Planar Systems, Inc. (a)	1,943	5,149
Plexus Corp.	1,731	59,702
RadiSys Corp. (a)	936	7,703
Richardson Electronics Ltd.	1,201	9,440
Rofin-Sinar Technologies, Inc. (a)	1,121	22,969
Sanmina-SCI Corp. (a)	3,546	58,651
ScanSource, Inc. (a)	1,206	31,356
SMART Modular Technologies (WWH), Inc. (a)	2,116	13,542
Spectrum Control, Inc. (a)	396	4,578
Tech Data Corp. (a)	2,021	86,580
Trimble Navigation Ltd. (a)	4,458	119,786
TTM Technologies, Inc. (a)	1,746	14,911
Universal Display Corp. (a)(c)	1,500	15,795
Viasystems Group, Inc. (a)	708	15,449
X-Rite, Inc. (a)	1,201	3,567
Zygo Corp. (a)	1,006	9,859
		1,734,508
Internet Software & Services - 7.3%
Akamai Technologies, Inc. (a)	6,462	169,951
Ancestry.com, Inc.	1,610	25,647
Archipelago Learning, Inc.	1,052	19,115
Art Technology Group, Inc. (a)	5,031	19,973
Autobytel, Inc. (a)	1,756	1,879
Baidu.com, Inc. sponsored ADR (a)	1,032	535,278
China Finance Online Co. Ltd. ADR (a)	915	6,432
comScore, Inc. (a)	1,086	16,855
Constant Contact, Inc. (a)	1,125	21,004
CryptoLogic Ltd.	480	1,656
DealerTrack Holdings, Inc. (a)	1,896	26,961
Digital River, Inc. (a)	1,521	39,987
DivX, Inc. (a)	1,152	6,958
EarthLink, Inc.	4,455	37,155
eBay, Inc. (a)	49,855	1,147,662
Equinix, Inc. (a)	1,530	144,539
GigaMedia Ltd. (a)	2,131	6,159
Google, Inc. Class A (a)	9,453	4,979,840
GSI Commerce, Inc. (a)	2,462	61,476
HSW International, Inc. (a)	177	389
Hurray! Holding Co. Ltd. ADR (a)	1,681	5,968
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
IAC/InterActiveCorp (a)	4,084	$ 91,441
InfoSpace, Inc. (a)	1,401	14,122
Internap Network Services Corp. (a)	2,287	11,504
Internet Brands, Inc. Class A (a)	1,440	11,866
Internet Capital Group, Inc. (a)	1,455	9,894
Internet Gold Golden Lines Ltd. (a)	720	18,684
Internet Initiative Japan, Inc. sponsored ADR (c)	711	3,470
iPass, Inc.	2,406	2,574
j2 Global Communications, Inc. (a)	1,719	37,302
Keynote Systems, Inc.	675	7,115
KIT Digital, Inc. (a)	743	7,207
Limelight Networks, Inc. (a)	4,833	17,785
Liquidity Services, Inc. (a)	1,191	14,649
LivePerson, Inc. (a)	2,295	15,996
LogMeIn, Inc.	845	15,852
LoopNet, Inc. (a)	1,320	12,474
Marchex, Inc. Class B	1,791	9,206
Market Leader, Inc. (a)	861	1,636
Mercadolibre, Inc. (a)	1,716	70,596
ModusLink Global Solutions, Inc. (a)	2,296	22,730
Move, Inc. (a)	6,181	9,704
NetEase.com, Inc. sponsored ADR (a)	2,946	114,482
NIC, Inc.	2,461	18,384
Open Text Corp. (a)	2,210	108,353
OpenTable, Inc.	864	29,445
Openwave Systems, Inc. (a)	3,561	9,223
Perficient, Inc. (a)	1,516	16,828
QuinStreet, Inc.	1,753	25,594
RADVision Ltd. (a)	1,350	8,168
RealNetworks, Inc. (a)	5,541	25,489
Saba Software, Inc. (a)(c)	1,606	8,126
SAVVIS, Inc.	2,286	32,210
Selectica, Inc. (a)	342	1,368
Sify Technologies Ltd. sponsored ADR (a)(c)	1,441	2,421
Sina Corp. (a)	2,341	88,537
SkillSoft PLC sponsored ADR (a)	4,366	48,419
Sohu.com, Inc. (a)	1,395	71,438
Support.com, Inc. (a)	2,745	8,070
Switch & Data Facilities Co., Inc. (a)	1,281	22,917
TechTarget, Inc. (a)	1,500	7,845
Terremark Worldwide, Inc. (a)	2,116	15,235
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
The Knot, Inc. (a)	1,311	$ 10,029
TheStreet.com, Inc.	1,096	3,847
Travelzoo, Inc. (a)	751	8,561
United Online, Inc.	3,243	20,301
ValueClick, Inc. (a)	3,750	35,588
VeriSign, Inc. (a)	7,456	185,804
VistaPrint Ltd. (a)	1,701	98,182
Vocus, Inc. (a)	821	11,683
Web.com, Inc. (a)	1,320	6,283
WebMD Health Corp. (a)(c)	1,971	84,911
WebMediaBrands, Inc. (a)	1,696	1,560
Yahoo!, Inc. (a)	54,078	827,934
Zix Corp. (a)(c)	4,116	7,944
		9,645,870
IT Services - 2.2%
Acxiom Corp. (a)	3,216	54,222
Automatic Data Processing, Inc.	19,411	807,692
Cass Information Systems, Inc.	385	11,654
China Information Security Technology, Inc. (a)	1,900	9,348
Cognizant Technology Solutions Corp. Class A (a)	11,491	553,062
CSG Systems International, Inc. (a)	1,356	27,283
CyberSource Corp. (a)	2,537	43,459
Echo Global Logistics, Inc.	1,404	15,879
Edgewater Technology, Inc. (a)	876	2,628
Euronet Worldwide, Inc. (a)	1,986	35,986
ExlService Holdings, Inc. (a)	1,236	21,259
Fiserv, Inc. (a)	5,759	277,757
Forrester Research, Inc. (a)	975	29,201
Hackett Group, Inc. (a)	1,695	4,661
iGate Corp.	2,041	18,655
infoGROUP, Inc. (a)	2,701	21,689
Information Services Group, Inc. (a)	1,246	3,701
Infosys Technologies Ltd. sponsored ADR	4,154	236,363
Integral Systems, Inc. (a)	1,311	11,222
Lionbridge Technologies, Inc. (a)	2,146	6,867
ManTech International Corp. Class A (a)	800	39,504
NCI, Inc. Class A (a)	491	13,831
Ness Technologies, Inc. (a)	1,176	6,703
Online Resources Corp. (a)	976	3,582
Paychex, Inc.	14,192	424,908
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
PFSweb, Inc. (a)	151	$ 393
Rainmaker Systems, Inc.	2,401	2,401
RightNow Technologies, Inc. (a)	1,431	22,266
Sapient Corp.	4,614	41,618
Syntel, Inc.	1,458	49,426
Teletech Holdings, Inc. (a)	2,691	47,066
Telvent GIT SA	1,232	34,804
Virtusa Corp. (a)	1,000	9,100
Yucheng Technologies Ltd. (a)	496	1,786
		2,889,976
Office Electronics - 0.0%
Zebra Technologies Corp. Class A (a)	2,728	77,939
Semiconductors & Semiconductor Equipment - 8.6%
Actel Corp. (a)	996	12,759
Advanced Analogic Technologies, Inc. (a)	2,818	9,243
Advanced Energy Industries, Inc. (a)	1,500	21,780
Altera Corp.	11,267	275,253
Amkor Technology, Inc. (a)(c)	7,661	46,119
ANADIGICS, Inc. (a)	3,015	12,392
Applied Materials, Inc.	52,152	638,340
Applied Micro Circuits Corp. (a)	3,186	28,483
ARM Holdings PLC sponsored ADR	2,562	23,801
ASM International NV (NASDAQ) (a)	345	8,097
ASML Holding NV (NY Shares)	4,531	139,691
Atheros Communications, Inc. (a)	2,647	95,001
Atmel Corp. (a)	17,856	80,531
ATMI, Inc. (a)	1,320	22,229
AuthenTec, Inc. (a)	1,051	2,428
Avago Technologies Ltd. (c)	9,352	169,739
Axcelis Technologies, Inc. (a)	4,561	7,526
AXT, Inc. (a)	2,656	9,296
Broadcom Corp. Class A	16,690	522,731
Brooks Automation, Inc. (a)	3,006	25,972
Cabot Microelectronics Corp. (a)	981	34,727
Camtek Ltd. (a)	1,486	4,428
Cavium Networks, Inc. (a)	1,530	36,567
Ceva, Inc. (a)	1,050	12,275
ChipMOS TECHNOLOGIES (Bermuda) Ltd. (a)(c)	3,306	2,380
Cirrus Logic, Inc. (a)	2,976	21,249
Cohu, Inc.	885	11,859
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Conexant Systems, Inc. (a)	2,595	$ 12,404
Cree, Inc. (a)	4,046	274,440
Cymer, Inc. (a)	1,206	37,772
Cypress Semiconductor Corp. (a)	6,050	71,632
Diodes, Inc. (a)	1,626	31,886
DSP Group, Inc. (a)	1,305	9,566
Entegris, Inc. (a)	5,220	23,386
Entropic Communications, Inc. (a)	2,430	8,797
Exar Corp. (a)	1,755	12,969
Ezchip Semiconductor Ltd. (a)	1,020	16,585
FEI Co. (a)	1,455	30,962
FormFactor, Inc. (a)	1,856	30,531
Himax Technologies, Inc. sponsored ADR	3,511	10,287
Hittite Microwave Corp. (a)	1,341	55,973
Ikanos Communications, Inc. (a)	1,860	4,706
Integrated Device Technology, Inc. (a)	7,126	38,979
Integrated Silicon Solution, Inc. (a)	1,011	8,300
Intel Corp.	213,964	4,392,681
Intersil Corp. Class A	4,941	73,324
IXYS Corp. (a)	1,626	13,837
KLA-Tencor Corp.	6,253	182,150
Kopin Corp. (a)	3,306	12,563
Kulicke & Soffa Industries, Inc. (a)	2,871	18,891
Lam Research Corp. (a)	4,586	155,511
Lattice Semiconductor Corp. (a)	4,891	14,037
Linear Technology Corp.	8,227	223,528
LTX-Credence Corp. (a)	4,861	15,118
Marvell Technology Group Ltd. (a)	23,712	458,116
Mattson Technology, Inc. (a)	2,176	8,029
Maxim Integrated Products, Inc.	12,216	226,240
Mellanox Technologies Ltd. (a)	1,695	31,968
Micrel, Inc.	3,171	31,234
Microchip Technology, Inc.	7,211	195,130
Micron Technology, Inc. (a)	32,950	298,527
Microsemi Corp. (a)	3,096	48,019
Microtune, Inc. (a)	3,141	7,444
Mindspeed Technologies, Inc. (a)	766	5,998
MIPS Technologies, Inc. (a)	1,995	8,399
MKS Instruments, Inc. (a)	1,961	35,357
Monolithic Power Systems, Inc. (a)	1,386	28,150
MoSys, Inc. (a)	1,530	5,585
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Nanometrics, Inc. (a)	1,528	$ 14,470
Netlogic Microsystems, Inc. (a)	891	48,283
Novellus Systems, Inc. (a)	3,996	88,392
NVE Corp. (a)	210	9,337
NVIDIA Corp. (a)	21,293	344,947
O2Micro International Ltd. sponsored ADR (a)	1,626	9,740
Omnivision Technologies, Inc. (a)	2,101	30,528
ON Semiconductor Corp. (a)	16,281	129,597
PDF Solutions, Inc. (a)	1,350	5,333
Pericom Semiconductor Corp. (a)	1,356	12,733
Photronics, Inc. (a)	2,236	9,838
Pixelworks, Inc. (a)	3,632	14,564
PLX Technology, Inc. (a)	2,101	9,539
PMC-Sierra, Inc. (a)	8,936	74,169
Power Integrations, Inc.	1,000	35,960
Rambus, Inc. (a)	3,960	86,922
Ramtron International Corp. (a)	3,030	5,939
RF Micro Devices, Inc. (a)	11,151	46,946
Rubicon Technology, Inc. (a)	751	11,791
Rudolph Technologies, Inc. (a)	1,086	8,645
Semtech Corp. (a)	2,601	41,278
Sigma Designs, Inc. (a)	1,146	13,408
Silicon Image, Inc. (a)	3,261	7,892
Silicon Laboratories, Inc. (a)	1,811	82,292
Silicon Motion Technology Corp. sponsored ADR (a)	1,231	3,656
Silicon Storage Technology, Inc. (a)	4,206	13,417
Siliconware Precision Industries Co. Ltd. sponsored ADR	2,849	16,638
Skyworks Solutions, Inc. (a)	6,621	101,103
Standard Microsystems Corp. (a)	956	18,661
Supertex, Inc. (a)	705	16,857
Techwell, Inc. (a)	1,206	15,135
Tessera Technologies, Inc. (a)	1,821	32,705
TranSwitch Corp. (a)	804	1,938
Trident Microsystems, Inc. (a)	2,220	3,286
TriQuint Semiconductor, Inc. (a)	5,941	42,716
Ultra Clean Holdings, Inc. (a)	1,066	9,455
Ultratech, Inc. (a)	995	12,836
Varian Semiconductor Equipment Associates, Inc. (a)	2,991	89,969
Veeco Instruments, Inc. (a)	1,335	45,524
Verigy Ltd. (a)	2,511	25,010
Vimicro International Corp. sponsored ADR (a)	2,017	8,875
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Virage Logic Corp. (a)	1,306	$ 9,024
Volterra Semiconductor Corp. (a)	1,266	27,637
White Electronic Designs Corp. (a)	1,245	6,511
Xilinx, Inc.	10,453	270,001
Zoran Corp. (a)	1,861	21,104
		11,378,508
Software - 16.2%
ACI Worldwide, Inc. (a)	1,546	28,199
Activision Blizzard, Inc.	49,692	528,226
Actuate Corp. (a)	4,139	22,185
Adobe Systems, Inc. (a)	19,941	690,956
Advent Software, Inc. (a)	1,011	40,764
Allot Communications Ltd. (a)	945	3,780
American Software, Inc. Class A	846	4,890
ANSYS, Inc. (a)	3,591	157,501
ArcSight, Inc. (a)	1,268	33,982
Ariba, Inc. (a)	3,406	40,906
AsiaInfo Holdings, Inc. (a)	1,686	41,172
Aspen Technology, Inc. (a)	3,566	32,094
Authentidate Holding Corp. (a)	6,174	6,297
Autodesk, Inc. (a)	8,644	240,995
Blackbaud, Inc.	1,626	37,853
Blackboard, Inc. (a)	1,342	52,445
BluePhoenix Solutions Ltd. (a)	1,260	2,948
BMC Software, Inc. (a)	6,775	249,591
Bottomline Technologies, Inc. (a)	1,041	16,541
CA, Inc.	20,202	454,545
Cadence Design Systems, Inc. (a)	10,371	59,115
Callidus Software, Inc. (a)	2,656	8,924
CDC Corp. Class A (a)	4,236	10,421
CDC Software Corp. ADR	605	6,014
Changyou.com Ltd. (A Shares) ADR	374	12,417
Check Point Software Technologies Ltd. (a)	7,731	252,031
Chordiant Software, Inc. (a)	1,426	5,191
Cinedigm Digital Cinema Corp. (a)	1,095	1,445
Citrix Systems, Inc. (a)	6,942	298,575
CommVault Systems, Inc. (a)	1,596	34,952
Compuware Corp. (a)	9,002	67,425
Concur Technologies, Inc. (a)	1,719	67,625
Deltek, Inc. (a)	2,316	17,810
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
DemandTec, Inc. (a)	1,131	$ 6,639
Descartes Systems Group, Inc. (a)	2,985	18,524
Digimarc Corp. (a)	183	3,193
Double-Take Software, Inc. (a)	1,444	12,808
ebix.com, Inc. (a)	1,287	18,687
Electronic Arts, Inc. (a)	12,766	211,660
Epicor Software Corp. (a)	2,580	22,111
EPIQ Systems, Inc. (a)	1,500	17,430
Evolving Systems, Inc. (a)	1,325	8,189
FalconStor Software, Inc. (a)	2,536	9,003
Fortinet, Inc.	2,621	45,029
Fundtech Ltd. (a)	750	9,503
Geeknet, Inc. (a)	3,225	4,676
Glu Mobile, Inc. (a)	5,541	5,098
Guidance Software, Inc. (a)	841	4,298
Informatica Corp. (a)	3,711	94,705
Interactive Intelligence, Inc. (a)	1,041	20,508
Intuit, Inc. (a)	12,050	389,938
Jack Henry & Associates, Inc.	3,111	70,246
JDA Software Group, Inc. (a)	1,557	44,063
Kenexa Corp. (a)	971	9,584
KongZhong Corp. sponsored ADR (a)	1,000	7,960
Lawson Software, Inc. (a)	5,978	35,988
Magic Software Enterprises Ltd.	2,736	4,925
Magma Design Automation, Inc. (a)	1,411	3,485
Majesco Entertainment Co. (a)	2,000	1,600
Manhattan Associates, Inc. (a)	922	23,299
Mentor Graphics Corp. (a)	3,651	30,376
MICROS Systems, Inc. (a)	2,684	80,627
Microsoft Corp.	344,400	9,870,457
MicroStrategy, Inc. Class A (a)	375	33,259
Monotype Imaging Holdings, Inc. (a)	1,551	14,750
Net 1 UEPS Technologies, Inc. (a)	2,000	35,300
NetScout Systems, Inc. (a)	1,866	27,225
Nice Systems Ltd. sponsored ADR (a)	1,581	48,632
Novell, Inc. (a)	13,881	65,102
Nuance Communications, Inc. (a)	10,395	149,584
Opnet Technologies, Inc.	1,026	15,216
Oracle Corp.	194,312	4,789,791
Parametric Technology Corp. (a)	4,148	72,217
Pegasystems, Inc.	1,626	58,536
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Perfect World Co. Ltd. sponsored ADR Class B (a)	1,575	$ 62,307
Pervasive Software, Inc. (a)	1,606	8,175
Phoenix Technologies Ltd. (a)	1,200	3,324
Plato Learning, Inc. (a)	1,546	6,184
Progress Software Corp. (a)	1,686	47,242
QAD, Inc.	1,651	9,064
Quest Software, Inc. (a)	3,555	59,902
Radiant Systems, Inc. (a)	1,320	14,744
Renaissance Learning, Inc.	1,200	16,740
Retalix Ltd. (a)	786	10,179
Rovi Corp. (a)	3,894	130,449
S1 Corp. (a)	2,685	16,674
Salary.com, Inc. (a)	960	2,362
Shanda Games Ltd. sponsored ADR	3,749	31,004
Shanda Interactive Entertainment Ltd. sponsored ADR (a)	1,244	56,353
Smith Micro Software, Inc. (a)	1,336	11,703
Sonic Foundry, Inc. (a)	329	2,168
Sonic Solutions, Inc. (a)	1,653	15,026
SonicWALL, Inc. (a)	2,610	20,906
Sourcefire, Inc. (a)	936	21,865
SuccessFactors, Inc. (a)	2,666	48,281
Symantec Corp. (a)	31,048	513,844
Symyx Technologies, Inc. (a)	1,380	6,017
Synchronoss Technologies, Inc. (a)	1,251	21,780
Synopsys, Inc. (a)	6,265	137,204
Take-Two Interactive Software, Inc. (a)	2,856	27,475
Taleo Corp. Class A (a)	1,321	31,096
TeleCommunication Systems, Inc. Class A (a)	1,500	11,430
The9 Ltd. sponsored ADR	786	5,526
THQ, Inc. (a)	3,315	20,089
TIBCO Software, Inc. (a)	6,069	55,653
TiVo, Inc. (a)	4,101	38,877
Ulticom, Inc.	764	7,373
Ultimate Software Group, Inc. (a)	975	30,147
Unica Corp. (a)	990	8,672
Vasco Data Security International, Inc. (a)	1,515	11,999
Veraz Networks, Inc. (a)	5,406	4,865
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Versant Corp. (a)	315	$ 4,662
Websense, Inc. (a)	1,626	34,894
		21,488,291
TOTAL INFORMATION TECHNOLOGY		68,268,345
MATERIALS - 1.0%
Chemicals - 0.4%
A. Schulman, Inc.	1,024	24,125
Altair Nanotechnologies, Inc. (a)(c)	5,341	3,899
American Pacific Corp. (a)	525	3,397
Ampal-American Israel Corp. Class A (a)	1,950	5,480
Balchem Corp.	1,200	26,292
China Agritech, Inc. (a)(c)	738	18,450
Hawkins, Inc.	555	11,072
ICO, Inc.	1,516	11,976
Innophos Holdings, Inc.	1,061	24,636
Innospec, Inc.	1,020	10,863
KMG Chemicals, Inc.	511	6,801
Landec Corp. (a)	1,071	6,490
Methanex Corp.	3,696	87,496
Penford Corp.	476	5,303
Senomyx, Inc. (a)	1,501	3,993
ShengdaTech, Inc. (a)(c)	2,025	13,001
Sigma Aldrich Corp.	4,800	228,912
Yongye International, Inc. (a)	1,300	10,972
Zagg, Inc. (a)	2,299	6,023
Zoltek Companies, Inc. (a)(c)	1,281	11,388
		520,569
Construction Materials - 0.0%
U.S. Concrete, Inc. (a)	1,396	792
United States Lime & Minerals, Inc. (a)	345	13,621
		14,413
Containers & Packaging - 0.1%
AEP Industries, Inc. (a)	300	10,470
Silgan Holdings, Inc.	1,536	87,721
		98,191
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - 0.5%
Century Aluminum Co. (a)	3,466	$ 42,251
China Gerui Adv Mat Group Ltd. (a)(c)	1,568	9,957
China Natural Resources, Inc. (a)(c)	816	9,882
China Precision Steel, Inc. (a)	4,522	10,265
DRDGOLD Ltd. sponsored ADR (c)	970	5,878
Globe Specialty Metals, Inc.	2,759	28,307
Gulf Resources, Inc. (a)	1,170	11,314
Haynes International, Inc.	435	12,632
Horsehead Holding Corp. (a)	1,564	15,906
Kaiser Aluminum Corp.	821	27,413
Lihir Gold Ltd. sponsored ADR	1,170	28,209
Olympic Steel, Inc.	480	13,277
Pan American Silver Corp.	3,186	68,499
Randgold Resources Ltd. sponsored ADR	2,427	174,768
Royal Gold, Inc.	1,606	72,174
Schnitzer Steel Industries, Inc. Class A	866	39,542
Silver Standard Resources, Inc. (a)	2,800	47,628
Steel Dynamics, Inc.	8,144	132,992
Universal Stainless & Alloy Products, Inc. (a)	176	3,286
		754,180
Paper & Forest Products - 0.0%
Mercer International, Inc. (SBI) (a)	2,261	8,773
TOTAL MATERIALS		1,396,126
TELECOMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 0.5%
012 Smile.Communications Ltd. (a)	802	24,028
8x8, Inc. (a)	10,398	14,037
Alaska Communication Systems Group, Inc.	1,641	11,914
Arbinet-thexchange, Inc. (a)	945	2,060
Atlantic Tele-Network, Inc.	551	24,178
Cbeyond, Inc. (a)	1,101	13,652
Cogent Communications Group, Inc. (a)	1,770	17,417
Consolidated Communications Holdings, Inc.	1,291	21,740
General Communications, Inc. Class A (a)	2,256	12,385
Global Crossing Ltd. (a)	2,036	29,013
HickoryTech Corp.	570	4,902
Iridium Communications, Inc. (a)	2,453	16,460
Level 3 Communications, Inc. (a)(c)	60,936	96,888
Neutral Tandem, Inc. (a)	1,292	20,827
PAETEC Holding Corp. (a)	5,541	21,942
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
SureWest Communications (a)	705	$ 6,063
Telefonos de Mexico SA de CV Series A sponsored ADR	176	2,702
tw telecom, inc. (a)	6,000	95,340
Warwick Valley Telephone Co.	571	7,394
Windstream Corp.	15,353	155,526
		598,468
Wireless Telecommunication Services - 1.1%
America Movil SAB de CV Series A sponsored ADR	296	13,107
Clearwire Corp.:
rights 6/21/10 (a)(c)	7,534	2,185
Class A (a)(c)	7,534	47,916
FiberTower Corp. (a)	634	2,612
ICO Global Communications Holdings Ltd.:
Class A (a)	5,376	5,914
Class A rights 3/9/10 (a)	5,376	442
Leap Wireless International, Inc. (a)	2,826	40,327
Millicom International Cellular SA	4,281	362,772
NII Holdings, Inc. (a)	6,285	235,185
NTELOS Holdings Corp.	1,811	30,932
Partner Communications Co. Ltd. ADR	576	13,634
SBA Communications Corp. Class A (a)	4,672	165,202
Shenandoah Telecommunications Co.	891	16,065
Terrestar Corp. (a)	5,498	4,754
USA Mobility, Inc.	1,341	15,100
Vodafone Group PLC sponsored ADR	24,994	544,119
		1,500,266
TOTAL TELECOMMUNICATION SERVICES		2,098,734
UTILITIES - 0.1%
Electric Utilities - 0.0%
MGE Energy, Inc.	911	30,200
Gas Utilities - 0.0%
China Natural Gas, Inc. (a)(c)	900	8,433
Independent Power Producers & Energy Traders - 0.0%
Synthesis Energy Systems, Inc. (a)	2,880	2,707
Water Utilities - 0.1%
Artesian Resources Corp. Class A	656	11,637
Cadiz, Inc. (a)	566	6,707
Connecticut Water Service, Inc.	465	10,467
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Water Utilities - continued
Consolidated Water Co., Inc.	705	$ 8,566
Middlesex Water Co.	510	8,441
Southwest Water Co.	1,581	10,624
Tri-Tech Holding, Inc.	258	4,187
York Water Co.	426	5,738
		66,367
TOTAL UTILITIES		107,707
TOTAL COMMON STOCKS (Cost $118,275,048)		132,298,442
Money Market Funds - 3.4%

Fidelity Cash Central Fund, 0.16% (d)	51,863	51,863
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(d)	4,417,367	4,417,367
TOTAL MONEY MARKET FUNDS (Cost $4,469,230)		4,469,230
TOTAL INVESTMENT PORTFOLIO - 103.3% (Cost $122,744,278)		136,767,672
NET OTHER ASSETS - (3.3)%		(4,337,249)
NET ASSETS - 100%		$ 132,430,423
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 26
Fidelity Securities Lending Cash Central Fund	33,053
Total	$ 33,079
Other Information

The following is a summary of the inputs used, as of February 28, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 18,363,276	$ 18,363,276	$ -	$ -
Consumer Staples	2,723,304	2,723,304	-	-
Energy	1,862,779	1,862,779	-	-
Financials	10,693,951	10,693,407	544	-
Health Care	19,664,395	19,664,395	-	-
Industrials	7,119,825	7,119,582	243	-
Information Technology	68,268,345	68,268,345	-	-
Materials	1,396,126	1,396,126	-	-
Telecommunication Services	2,098,734	2,098,292	442	-
Utilities	107,707	107,707	-	-
Money Market Funds	4,469,230	4,469,230	-	-
Total Investments in Securities:	$ 136,767,672	$ 136,766,443	$ 1,229	$ -
Income Tax Information

At February 28, 2010, the cost of investment securities for income tax purposes was $122,958,246. Net unrealized appreciation aggregated $13,809,426, of which $26,228,253 related to appreciated investment securities and $12,418,827 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Nasdaq Composite
Index Fund

February 28, 2010

1.814098.105

EIF-QTLY-0410

Investments February 28, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value
CONSUMER DISCRETIONARY - 13.6%
Auto Components - 0.2%
Amerigon, Inc. (a)	1,196	$ 11,697
Ballard Power Systems, Inc. (a)(c)	6,442	14,326
China Automotive Systems, Inc. (a)(c)	2,671	53,927
China XD Plastics Co. Ltd. (a)(c)	2,700	22,005
Dorman Products, Inc. (a)	1,496	27,003
Exide Technologies (a)	5,824	33,488
Federal-Mogul Corp. Class A (a)	7,311	141,322
Fuel Systems Solutions, Inc. (a)(c)	1,416	39,492
Gentex Corp.	8,907	172,885
Quantum Fuel Systems Technologies Worldwide, Inc. (a)	5,256	4,205
Shiloh Industries, Inc. (a)	545	2,981
SORL Auto Parts, Inc. (a)(c)	1,464	13,117
Spartan Motors, Inc.	2,787	15,635
Strattec Security Corp. (a)	130	2,399
Westport Innovations, Inc.	2,516	35,268
Wonder Auto Technology, Inc. (a)	1,737	17,214
		606,964
Distributors - 0.1%
Audiovox Corp. Class A (a)	1,524	11,003
Core-Mark Holding Co., Inc. (a)	1,192	38,192
LKQ Corp. (a)	9,028	172,886
		222,081
Diversified Consumer Services - 0.8%
American Public Education, Inc. (a)	1,897	82,064
Apollo Group, Inc. Class A (non-vtg.) (a)	11,016	659,638
Capella Education Co. (a)	1,115	92,623
Career Education Corp. (a)	5,670	157,739
ChinaCast Education Corp. (a)	2,890	20,808
Coinstar, Inc. (a)(c)	1,965	58,321
Collectors Universe, Inc.	712	6,771
Corinthian Colleges, Inc. (a)(c)	5,713	92,665
Education Management Corp.	9,300	185,163
Grand Canyon Education, Inc. (a)	3,104	67,512
Learning Tree International, Inc. (a)	1,097	13,822
Lincoln Educational Services Corp. (a)	2,033	45,336
Matthews International Corp. Class A	1,898	63,621
Nobel Learning Communities, Inc. (a)	750	6,038
Princeton Review, Inc. (a)	2,376	9,029
Steiner Leisure Ltd. (a)	938	40,306
Stewart Enterprises, Inc. Class A	6,460	31,654
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Diversified Consumer Services - continued
StoneMor Partners LP	1,100	$ 21,802
Strayer Education, Inc. (c)	905	205,281
		1,860,193
Hotels, Restaurants & Leisure - 1.6%
AFC Enterprises, Inc. (a)	2,444	19,796
Ambassadors Group, Inc.	1,175	13,266
Ambassadors International, Inc. (a)	433	217
Ameristar Casinos, Inc.	4,267	64,389
Benihana, Inc. (a)	188	936
Benihana, Inc. Class A (sub. vtg.) (a)	376	1,730
BJ's Restaurants, Inc. (a)(c)	1,953	41,794
Bob Evans Farms, Inc.	2,151	61,325
Buffalo Wild Wings, Inc. (a)	1,324	58,190
California Pizza Kitchen, Inc. (a)	1,973	30,660
Caribou Coffee Co., Inc. (a)	2,780	19,738
Carrols Restaurant Group, Inc. (a)	1,153	7,322
Century Casinos, Inc. (a)	1,085	2,713
Churchill Downs, Inc.	1,123	39,956
Cosi, Inc. (a)	1,996	1,756
Cracker Barrel Old Country Store, Inc.	1,600	69,888
Ctrip.com International Ltd. sponsored ADR (a)	9,482	362,497
Denny's Corp. (a)	9,181	25,248
Einstein Noah Restaurant Group, Inc. (a)	1,406	15,410
eLong, Inc. sponsored ADR (a)	893	9,832
Empire Resorts, Inc. (a)	1,916	3,410
Famous Dave's of America, Inc. (a)	251	1,677
FortuNet, Inc.	463	1,032
Gaming Partners International Corp.	597	3,319
Great Wolf Resorts, Inc. (a)	2,070	5,134
Home Inns & Hotels Management, Inc. sponsored ADR (a)	1,920	64,454
International Speedway Corp. Class A	1,576	42,095
Interval Leisure Group, Inc. (a)	4,080	58,589
Isle of Capri Casinos, Inc. (a)	2,440	18,251
Jack in the Box, Inc. (a)	3,800	80,256
Jamba, Inc. (a)	2,400	4,104
Lakes Entertainment, Inc. (a)	1,385	3,047
McCormick & Schmick's Seafood Restaurants (a)	992	7,886
Melco PBL Entertainment (Macau) Ltd. sponsored ADR (a)(c)	10,565	42,683
Monarch Casino & Resort, Inc. (a)	2,000	15,460
Morgans Hotel Group Co.	1,579	6,695
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
MTR Gaming Group, Inc. (a)	1,922	$ 3,383
Multimedia Games, Inc. (a)	3,590	16,406
O'Charleys, Inc. (a)	1,573	12,726
P.F. Chang's China Bistro, Inc. (a)	1,640	69,602
Panera Bread Co. Class A (a)	1,850	134,662
Papa John's International, Inc. (a)	2,041	49,821
Peet's Coffee & Tea, Inc. (a)	1,065	38,723
Penn National Gaming, Inc. (a)	5,125	118,593
PokerTek, Inc. (a)	568	295
Premier Exhibitions, Inc. (a)	1,302	1,641
Red Robin Gourmet Burgers, Inc. (a)	1,445	28,654
Rick's Cabaret International, Inc. (a)	524	8,096
Ruth's Hospitality Group, Inc. (a)	1,086	3,931
Scientific Games Corp. Class A (a)	5,897	99,600
Shuffle Master, Inc. (a)	4,163	34,220
Sonic Corp. (a)	4,347	36,906
Starbucks Corp. (a)	50,938	1,166,990
Texas Roadhouse, Inc. Class A (a)	5,066	68,036
The Cheesecake Factory, Inc. (a)	3,883	91,833
Town Sports International Holdings, Inc. (a)	1,521	3,939
Wynn Resorts Ltd.	8,425	535,577
Youbet.com, Inc. (a)	4,820	13,014
		3,741,403
Household Durables - 0.3%
Bassett Furniture Industries, Inc. (a)	931	3,817
Cavco Industries, Inc. (a)	956	33,479
Deer Consumer Products, Inc. (a)	1,700	20,281
Dixie Group, Inc. (a)	767	1,994
Flexsteel Industries, Inc.	620	7,335
Garmin Ltd. (c)	13,337	426,117
Helen of Troy Ltd. (a)	1,916	46,310
Hooker Furniture Corp.	696	9,097
iRobot Corp. (a)(c)	2,106	34,096
Lifetime Brands, Inc. (a)	536	4,326
Makita Corp. sponsored ADR	115	3,683
Palm Harbor Homes, Inc. (a)	1,659	3,252
Stanley Furniture Co., Inc. (a)	624	5,242
Universal Electronics, Inc. (a)	1,462	33,027
		632,056
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Internet & Catalog Retail - 2.4%
1-800-FLOWERS.com, Inc. Class A (a)	1,747	$ 3,546
Amazon.com, Inc. (a)	29,766	3,524,294
Bidz.com, Inc. (a)	971	1,923
Blue Nile, Inc. (a)	1,069	54,776
dELiA*s, Inc. (a)	2,226	3,784
Drugstore.com, Inc. (a)	9,138	30,247
Expedia, Inc.	17,983	399,942
Gaiam, Inc. Class A (a)	839	5,856
Hollywood Media Corp. (a)	1,921	2,382
HSN, Inc. (a)	4,466	96,734
Liberty Media Corp. Interactive Series A (a)	41,161	518,217
Netflix, Inc. (a)(c)	3,728	246,234
NutriSystem, Inc. (c)	2,558	49,497
Overstock.com, Inc. (a)(c)	2,329	28,670
PetMed Express, Inc. (c)	1,606	31,108
Priceline.com, Inc. (a)	2,995	679,146
Shutterfly, Inc. (a)	2,004	38,457
Stamps.com, Inc. (a)	989	8,960
US Auto Parts Network, Inc. (a)	2,459	15,320
ValueVision Media, Inc. Class A (a)	2,128	9,172
Vitacost.com, Inc.	2,000	22,420
		5,770,685
Leisure Equipment & Products - 0.3%
Arctic Cat, Inc. (a)	607	6,531
Escalade, Inc. (a)	749	1,947
Gametech International, Inc. (a)	660	1,148
JAKKS Pacific, Inc. (a)	2,354	29,072
Johnson Outdoors, Inc. Class A (a)	771	8,311
Mattel, Inc.	24,900	547,551
Optimal Group, Inc. Class A (a)	261	446
Pool Corp.	3,221	64,356
RC2 Corp. (a)	1,393	19,655
Smith & Wesson Holding Corp. (a)	5,026	21,461
		700,478
Media - 5.0%
AirMedia Group, Inc. ADR (a)	1,897	12,444
Alloy, Inc. (a)	1,582	12,577
Ascent Media Corp. (a)	1,358	35,308
Beasley Broadcast Group, Inc. Class A (a)	689	2,763
Carmike Cinemas, Inc. (a)	861	7,835
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Central European Media Enterprises Ltd. Class A (a)(c)	3,722	$ 100,382
CKX, Inc. (a)	7,153	29,828
Comcast Corp.:
Class A	143,203	2,354,257
Class A (special) (non-vtg.)	53,237	824,641
Crown Media Holdings, Inc. Class A (a)(c)	3,856	6,401
CTC Media, Inc.	10,560	180,576
Cumulus Media, Inc. Class A (a)	2,009	5,444
DIRECTV (a)	65,763	2,226,078
Discovery Communications, Inc. (a)	10,038	312,684
Discovery Communications, Inc. Class C (a)	9,436	250,431
DISH Network Corp. Class A	14,475	289,066
DreamWorks Animation SKG, Inc. Class A (a)	5,000	217,300
Emmis Communications Corp. Class A (a)	2,486	2,237
Fisher Communications, Inc. (a)	612	8,697
Focus Media Holding Ltd. ADR (a)	8,992	138,747
Global Sources Ltd.	4,093	25,622
Global Traffic Network, Inc. (a)	1,198	6,445
Harris Interactive, Inc. (a)	4,199	4,367
IMAX Corp. (a)	5,287	70,899
Knology, Inc. (a)	3,599	41,209
Lamar Advertising Co. Class A (a)	5,427	163,244
Liberty Global, Inc.:
Class A (a)	9,196	247,188
Class B (a)	234	6,330
Class C (a)	8,587	227,298
Liberty Media Corp.:
Capital Series A (a)	6,253	211,602
Starz Series A (a)	3,470	176,727
LodgeNet Entertainment Corp. (a)	2,000	12,480
Madison Square Garden, Inc. Class A (a)	4,261	83,090
MDC Partners, Inc. Class A (sub. vtg.)	1,583	14,785
Mediacom Communications Corp. Class A (a)	4,507	20,912
Morningstar, Inc. (a)	3,192	140,767
National CineMedia, Inc.	3,385	54,465
Navarre Corp. (a)	871	1,664
Net Servicos de Comunicacao SA sponsored ADR (c)	3,825	47,086
New Frontier Media, Inc. (a)	1,084	1,940
News Corp.:
Class A	125,797	1,681,906
Class B	55,696	877,212
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Nexstar Broadcasting Group, Inc. Class A (a)	1,166	$ 5,445
Outdoor Channel Holdings, Inc. (a)	1,940	11,077
Private Media Group, Inc. (a)	2,365	1,653
Radio One, Inc. Class D (non-vtg.) (a)	3,233	9,667
RCN Corp. (a)	3,859	42,372
Rentrak Corp. (a)	700	12,824
RRSat Global Communications Network Ltd.	1,101	11,428
Salem Communications Corp. Class A (a)	1,009	5,106
Scholastic Corp.	2,342	68,855
Sinclair Broadcast Group, Inc. Class A (a)	2,661	13,358
Sirius XM Radio, Inc. (a)(c)	263,968	269,247
Spanish Broadcasting System, Inc. Class A (a)	1,167	830
SuperMedia, Inc. (a)	1,000	42,000
Value Line, Inc.	658	17,509
Virgin Media, Inc.	22,481	364,192
VisionChina Media, Inc. ADR (a)	5,356	41,241
WPP PLC sponsored ADR	1,012	46,299
Xinhua Sports & Entertainment sponsored ADR (a)	1,611	1,025
		12,099,062
Multiline Retail - 0.5%
Dollar Tree, Inc. (a)	5,828	324,853
Fred's, Inc. Class A	3,106	32,147
Sears Holdings Corp. (a)(c)	7,969	762,394
The Bon-Ton Stores, Inc. (c)	2,377	23,604
Tuesday Morning Corp. (a)	2,430	13,875
		1,156,873
Specialty Retail - 2.0%
A.C. Moore Arts & Crafts, Inc. (a)	1,286	3,742
America's Car Mart, Inc. (a)	1,346	35,588
AutoChina International Ltd. (a)(c)	756	31,004
bebe Stores, Inc.	6,318	53,261
Bed Bath & Beyond, Inc. (a)	18,087	752,600
Big 5 Sporting Goods Corp.	1,981	30,270
Books-A-Million, Inc.	1,634	10,278
Cache, Inc. (a)	659	2,906
Casual Male Retail Group, Inc. (a)	2,971	9,151
Charming Shoppes, Inc. (a)	9,910	58,965
Citi Trends, Inc. (a)	1,148	34,142
Coldwater Creek, Inc. (a)	6,864	35,624
Conn's, Inc. (a)(c)	1,681	7,565
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Cost Plus, Inc. (a)	788	$ 1,017
Destination Maternity Corp. (a)	235	5,316
Dress Barn, Inc. (a)(c)	5,465	135,860
Finish Line, Inc. Class A	3,833	46,341
Golfsmith International Holdings, Inc. (a)	629	1,598
Gymboree Corp. (a)(c)	1,904	82,824
Hastings Entertainment, Inc. (a)	1,374	6,004
Hibbett Sports, Inc. (a)	2,043	47,009
Hot Topic, Inc. (a)	3,405	22,030
Jos. A. Bank Clothiers, Inc. (a)	1,166	52,155
Kirkland's, Inc. (a)	1,250	20,700
Monro Muffler Brake, Inc.	1,480	51,593
O'Reilly Automotive, Inc. (a)	9,158	359,909
Pacific Sunwear of California, Inc. (a)	4,706	21,083
PetSmart, Inc.	7,944	216,236
Rent-A-Center, Inc. (a)	4,149	92,274
Ross Stores, Inc.	8,273	404,632
rue21, Inc.	1,773	50,956
Select Comfort Corp. (a)	3,648	28,090
Shoe Carnival, Inc. (a)	605	11,029
Staples, Inc.	48,943	1,260,772
Stein Mart, Inc. (a)	4,316	35,262
The Children's Place Retail Stores, Inc. (a)	1,954	74,662
Tractor Supply Co. (a)	2,205	120,658
Trans World Entertainment Corp. (a)	1,445	1,835
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	4,220	77,353
Urban Outfitters, Inc. (a)	11,994	386,327
West Marine, Inc. (a)	1,329	12,532
Wet Seal, Inc. Class A (a)	8,704	34,903
Winmark Corp. (a)(c)	446	9,076
Zumiez, Inc. (a)	2,785	39,937
		4,775,069
Textiles, Apparel & Luxury Goods - 0.4%
Cherokee, Inc.	881	15,065
Columbia Sportswear Co.	1,960	89,846
Crocs, Inc. (a)	7,587	53,488
Deckers Outdoor Corp. (a)	788	94,718
Exceed Co. Ltd. (a)	824	7,400
FGX International Ltd. (a)	1,543	30,443
Fossil, Inc. (a)	4,435	160,769
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Fuqi International, Inc. (a)(c)	1,969	$ 36,328
G-III Apparel Group Ltd. (a)	990	20,760
Heelys, Inc. (a)	1,200	2,604
Iconix Brand Group, Inc. (a)	4,807	62,635
K-Swiss, Inc. Class A (a)	2,810	26,245
LJ International, Inc. (a)	4,357	11,067
Lululemon Athletica, Inc. (a)(c)	3,450	98,843
Perry Ellis International, Inc. (a)	1,086	21,253
Rocky Brands, Inc. (a)	112	958
Steven Madden Ltd. (a)	1,230	51,672
Tandy Brands Accessories, Inc. (a)	905	3,204
True Religion Apparel, Inc. (a)	1,926	47,303
Volcom, Inc. (a)	1,724	27,825
Wacoal Holdings Corp. sponsored ADR	219	13,363
Weyco Group, Inc.	859	19,774
		895,563
TOTAL CONSUMER DISCRETIONARY		32,460,427
CONSUMER STAPLES - 2.0%
Beverages - 0.2%
Central European Distribution Corp. (a)	4,670	155,745
Coca-Cola Bottling Co. Consolidated	560	31,164
Hansen Natural Corp. (a)	6,035	251,056
Jones Soda Co. (a)	1,719	1,272
MGP Ingredients, Inc. (a)	1,799	12,791
National Beverage Corp.	3,200	36,480
		488,508
Food & Staples Retailing - 1.1%
Andersons, Inc.	1,237	39,955
Arden Group, Inc. Class A	208	21,112
Casey's General Stores, Inc.	3,392	103,151
Costco Wholesale Corp.	30,004	1,829,344
Ingles Markets, Inc. Class A	1,509	21,262
Nash-Finch Co.	1,029	36,293
PriceSmart, Inc.	2,391	50,833
QKL Stores, Inc. (a)	3,276	20,311
Spartan Stores, Inc.	2,118	29,694
Susser Holdings Corp. (a)	1,119	9,377
The Pantry, Inc. (a)	1,338	17,528
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
United Natural Foods, Inc. (a)	2,835	$ 83,264
Village Super Market, Inc. Class A	428	10,593
Whole Foods Market, Inc. (a)	11,523	408,951
Winn-Dixie Stores, Inc. (a)	3,421	37,426
		2,719,094
Food Products - 0.5%
AgFeed Industries, Inc. (a)(c)	2,483	10,950
Alico, Inc.	753	19,548
American Italian Pasta Co. Class A (a)	1,524	59,131
Bridgford Foods Corp.	433	5,018
Cal-Maine Foods, Inc.	1,475	47,289
Calavo Growers, Inc.	1,103	19,512
Cresud S.A.C.I.F. y A. sponsored ADR	3,460	44,426
Diamond Foods, Inc.	1,112	38,753
Farmer Brothers Co.	1,034	18,622
Green Mountain Coffee Roasters, Inc. (a)(c)	2,973	250,891
Griffin Land & Nurseries, Inc.	729	20,937
Hain Celestial Group, Inc. (a)	2,868	45,515
Imperial Sugar Co.	582	8,713
J&J Snack Foods Corp.	1,258	53,729
John B. Sanfilippo & Son, Inc. (a)	308	4,873
Lancaster Colony Corp.	1,886	108,520
Lance, Inc.	2,342	50,798
Lifeway Foods, Inc. (a)	1,041	12,201
Origin Agritech Ltd. (a)	3,445	30,488
Sanderson Farms, Inc.	1,406	68,838
Smart Balance, Inc. (a)	5,777	28,943
SunOpta, Inc. (a)	4,632	13,896
Synutra International, Inc. (a)(c)	3,700	60,495
Yuhe International, Inc. (a)	1,958	21,323
Zhongpin, Inc. (a)	2,426	29,864
		1,073,273
Household Products - 0.0%
Central Garden & Pet Co. (a)	2,553	26,883
Central Garden & Pet Co. Class A (non-vtg.) (a)	3,017	28,812
WD-40 Co.	1,242	38,899
		94,594
Personal Products - 0.2%
Bare Escentuals, Inc. (a)	6,254	113,698
Chattem, Inc. (a)	1,343	125,544
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Personal Products - continued
China Sky One Medical, Inc. (a)(c)	1,836	$ 28,513
China-Biotics, Inc. (a)	1,652	27,985
Elizabeth Arden, Inc. (a)	2,714	48,906
Inter Parfums, Inc.	3,013	40,917
Mannatech, Inc.	1,708	6,029
Nutraceutical International Corp. (a)	889	11,424
Parlux Fragrances, Inc. (a)	684	1,238
Physicians Formula Holdings, Inc. (a)	1,230	2,558
Reliv International, Inc.	923	2,797
USANA Health Sciences, Inc. (a)	1,178	32,619
		442,228
Tobacco - 0.0%
Star Scientific, Inc. (a)	6,277	5,963
TOTAL CONSUMER STAPLES		4,823,660
ENERGY - 1.4%
Energy Equipment & Services - 0.3%
Acergy SA sponsored ADR	2,091	34,564
Bronco Drilling Co., Inc. (a)	1,816	8,789
Dawson Geophysical Co. (a)	534	15,256
ENGlobal Corp. (a)	1,250	3,588
Exterran Partners LP	1,705	37,425
Global Industries Ltd. (a)	7,537	50,875
Gulf Island Fabrication, Inc.	1,159	23,122
Hercules Offshore, Inc. (a)	6,988	25,576
Lufkin Industries, Inc.	1,011	73,854
Matrix Service Co. (a)	2,410	25,787
Mitcham Industries, Inc. (a)	452	3,530
Omni Energy Services Corp. (a)	884	1,414
OYO Geospace Corp. (a)	311	13,392
Patterson-UTI Energy, Inc.	9,304	143,654
PHI, Inc. (non-vtg.) (a)	1,466	28,616
Recon Technology Ltd.	1,253	7,894
Seahawk Drilling, Inc. (a)	1,067	21,927
Superior Well Services, Inc. (a)	1,972	35,279
T-3 Energy Services, Inc. (a)	1,599	37,960
Tesco Corp. (a)	2,917	39,759
TGC Industries, Inc.	1,197	4,932
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Trico Marine Services, Inc. (a)	800	$ 2,072
Union Drilling, Inc. (a)	1,261	8,423
		647,688
Oil, Gas & Consumable Fuels - 1.1%
Alliance Holdings GP, LP	3,799	109,107
Alliance Resource Partners LP	2,326	96,552
APCO Argentina, Inc.	2,112	46,633
Approach Resources, Inc. (a)	1,835	15,249
Atlas Energy, Inc.	5,272	172,078
ATP Oil & Gas Corp. (a)(c)	3,994	72,132
BreitBurn Energy Partners LP (a)	3,924	59,763
Brigham Exploration Co. (a)	6,926	113,725
Calumet Specialty Products Partners LP	1,943	38,569
Capital Product Partners LP	3,440	29,859
Carrizo Oil & Gas, Inc. (a)	2,185	52,287
Clayton Williams Energy, Inc. (a)	1,241	46,277
Clean Energy Fuels Corp. (a)(c)	4,495	81,090
Copano Energy LLC	3,325	79,135
CREDO Petroleum Corp. (a)	469	4,066
Crosstex Energy LP	4,020	38,110
Crosstex Energy, Inc.	4,501	34,793
Delta Petroleum Corp. (a)(c)	16,416	22,982
Dorchester Minerals LP	2,296	50,994
Double Eagle Petroleum Co. (a)	564	2,425
Eagle Rock Energy Partners LP	5,065	28,465
Energy XXI (Bermuda) Ltd.	3,441	62,764
EV Energy Partners LP	1,853	57,239
FX Energy, Inc. (a)	3,870	12,655
Geomet, Inc. (a)	2,493	2,518
Georesources, Inc. (a)	687	9,206
Golar LNG Ltd. (NASDAQ) (a)	4,752	53,222
Green Plains Renewable Energy, Inc. (a)	1,602	27,170
Gulfport Energy Corp. (a)	2,670	24,297
Inergy Holdings LP	1,219	85,050
Inergy LP	4,509	162,865
Isramco, Inc. (a)	150	8,406
Ivanhoe Energy, Inc. (a)	18,285	57,344
James River Coal Co. (a)	1,933	30,754
Knightsbridge Tankers Ltd.	1,852	28,539
L&L Energy, Inc. (a)(c)	1,500	11,985
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Legacy Reserves LP	2,355	$ 49,832
Linn Energy LLC	8,690	228,982
Marine Petroleum Trust	475	8,612
Martin Midstream Partners LP	1,039	32,864
NGAS Resources, Inc. (a)(c)	1,100	1,683
Omega Navigation Enterprises, Inc. Class A	768	2,189
Pacific Ethanol, Inc. (a)(c)	5,548	11,984
Petroleum Development Corp. (a)	1,182	27,789
PrimeEnergy Corp. (a)	168	4,212
Quest Resource Corp. (a)	2,097	1,290
Ram Energy Resources, Inc. (a)	7,581	11,675
Regency Energy Partners LP	5,454	115,843
Rex Energy Corp. (a)	3,122	43,208
Rosetta Resources, Inc. (a)	4,350	81,476
StealthGas, Inc.	1,288	6,002
Syntroleum Corp. (a)	7,054	16,154
TC Pipelines LP	2,494	92,029
TEL Offshore Trust (a)	435	2,018
Top Ships, Inc. (a)	1,897	1,992
Toreador Resources Corp. (c)	1,924	16,950
TORM AS ADR	347	3,751
TransGlobe Energy Corp. (a)	4,888	18,906
Uranium Resources, Inc. (a)	2,300	1,610
Verenium Corp. (a)(c)	1,612	8,753
Warren Resources, Inc. (a)	3,124	7,310
Zion Oil & Gas, Inc. (a)(c)	2,179	13,553
		2,638,972
TOTAL ENERGY		3,286,660
FINANCIALS - 7.9%
Capital Markets - 2.1%
American Capital Ltd.	18,780	80,754
BGC Partners, Inc. Class A	5,310	26,338
Broadpoint Gleacher Securities Group, Inc. (a)	7,803	31,290
Calamos Asset Management, Inc. Class A	1,792	23,905
Capital Southwest Corp.	282	24,607
Charles Schwab Corp.	79,897	1,462,914
Cowen Group, Inc. Class A (a)	3,370	18,333
Diamond Hill Investment Group, Inc.	178	11,364
E*TRADE Financial Corp. (a)	130,717	210,454
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Epoch Holding Corp.	1,309	$ 13,286
FBR Capital Markets Corp. (a)	3,856	20,861
FirstCity Financial Corp. (a)	1,173	6,803
GFI Group, Inc.	8,129	44,791
Harris & Harris Group, Inc. (a)	3,415	15,504
International Assets Holding Corp. (a)	892	13,924
Knight Capital Group, Inc. Class A (a)	6,260	101,036
Northern Trust Corp.	16,448	876,514
optionsXpress Holdings, Inc.	3,928	62,102
Penson Worldwide, Inc. (a)(c)	2,074	19,516
Prospect Capital Corp. (c)	3,955	45,957
Sanders Morris Harris Group, Inc.	2,380	12,328
SEI Investments Co.	12,858	226,558
Siebert Financial Corp. (a)	2,067	4,651
T. Rowe Price Group, Inc.	17,726	898,531
TD Ameritrade Holding Corp. (a)	39,157	684,856
Thomas Weisel Partners Group, Inc. (a)	2,194	8,842
TradeStation Group, Inc. (a)	3,142	21,680
U.S. Global Investments, Inc. Class A	870	8,422
		4,976,121
Commercial Banks - 2.7%
1st Source Corp.	1,711	25,545
Alliance Financial Corp.	376	10,099
Amcore Financial, Inc. (a)(c)	1,070	685
American National Bankshares, Inc.	549	10,985
American River Bankshares	684	5,369
AmericanWest Bancorp (a)(c)	569	228
Ameris Bancorp	910	8,645
AmeriServ Financial, Inc. (a)	1,045	1,547
Ames National Corp.	710	13,142
Arrow Financial Corp.	850	21,505
Associated Banc-Corp.	11,326	146,219
BancFirst Corp.	1,187	47,361
Bancorp Rhode Island, Inc.	498	14,168
Bancorp, Inc., Delaware (a)	2,028	14,257
BancTrust Financial Group, Inc. (c)	1,124	5,092
Bank of Florida Corp. (a)(c)	413	479
Bank of Granite Corp. (a)	972	1,166
Bank of Marin Bancorp	428	13,705
Bank of the Ozarks, Inc.	1,395	42,854
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Banner Corp. (c)	1,305	$ 3,537
BNC Bancorp	475	3,634
BOK Financial Corp.	5,147	236,659
Boston Private Financial Holdings, Inc.	6,522	44,676
Bridge Capital Holdings (a)	707	5,734
Bryn Mawr Bank Corp.	785	13,643
Cadence Financial Corp.	596	900
Camden National Corp.	695	20,968
Capital Bank Corp.	729	2,304
Capital City Bank Group, Inc.	991	12,764
Cardinal Financial Corp.	1,972	19,148
Cascade Bancorp (a)(c)	2,416	1,232
Cascade Financial Corp.	1,011	1,982
Cathay General Bancorp	4,905	47,726
Center Bancorp, Inc.	648	5,482
Center Financial Corp. (a)	793	3,846
Centerstate Banks of Florida, Inc.	1,120	12,029
Century Bancorp, Inc. Class A (non-vtg.)	318	6,074
Chemical Financial Corp.	2,040	42,024
Chicopee Bancorp, Inc. (a)	716	9,165
Citizens & Northern Corp.	811	9,043
Citizens Banking Corp., Michigan (a)	21,420	15,101
City Bank Lynnwood, Washington (a)(c)	1,023	1,514
City Holding Co.	1,436	46,081
CNB Financial Corp., Pennsylvania	587	9,592
CoBiz, Inc.	2,255	13,327
Colony Bankcorp, Inc.	217	898
Columbia Banking Systems, Inc.	2,090	42,761
Commerce Bancshares, Inc.	5,653	229,003
Commonwealth Bankshares, Inc.	311	557
Community Trust Bancorp, Inc.	1,536	39,183
CVB Financial Corp.	7,632	70,978
Danvers Bancorp, Inc.	2,696	38,202
Dearborn Bancorp, Inc. (a)	465	595
Eagle Bancorp, Inc., Maryland (a)	2,319	27,155
East West Bancorp, Inc.	7,447	130,471
Eastern Virgina Bankshares, Inc.	469	3,489
Enterprise Financial Services Corp.	830	7,113
EuroBancshares, Inc. (a)	1,284	564
Farmers Capital Bank Corp.	175	1,507
Fidelity Southern Corp.	454	2,611
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Fifth Third Bancorp	54,927	$ 670,659
Financial Institutions, Inc.	990	13,108
First Bancorp, North Carolina (c)	1,220	17,226
First Busey Corp.	2,955	11,111
First Citizen Bancshares, Inc.	547	100,096
First Community Bancshares, Inc.	1,036	11,914
First Financial Bancorp, Ohio	3,746	69,526
First Financial Bankshares, Inc.	1,249	65,385
First Financial Corp., Indiana	1,190	31,273
First M&F Corp.	312	952
First Mariner Bancorp, Inc. (a)	782	985
First Mariner Bancorp, Inc. rights 3/24/10 (a)	782	232
First Merchants Corp.	3,562	20,624
First Midwest Bancorp, Inc., Delaware	5,064	68,820
First of Long Island Corp.	572	14,374
First Security Group, Inc.	566	1,392
First South Bancorp, Inc., Virginia	619	6,636
First State Bancorp. (a)(c)	1,395	613
First United Corp.	493	2,835
Firstbank Corp., Michigan	489	3,071
FirstMerit Corp.	5,900	124,726
FNB Corp., North Carolina	602	746
Frontier Financial Corp. (a)(c)	268	965
Fulton Financial Corp.	11,561	111,217
German American Bancorp, Inc.	686	10,859
Glacier Bancorp, Inc.	3,960	57,420
Great Southern Bancorp, Inc.	844	19,285
Green Bankshares, Inc. (c)	802	4,820
Grupo Financiero Galicia SA sponsored ADR (a)	2,672	12,826
Guaranty Bancorp (a)	2,883	3,921
Hampton Roads Bankshares, Inc. (c)	1,999	3,598
Hancock Holding Co.	2,438	98,300
Hanmi Financial Corp. (a)(c)	4,037	9,729
Harleysville National Corp., Pennsylvania	4,981	32,924
Hawthorn Bancshares, Inc.	299	3,412
Heartland Financial USA, Inc.	1,634	23,726
Heritage Commerce Corp.	500	1,750
Heritage Financial Corp., Washington	1,562	23,102
Home Bancshares, Inc.	1,660	40,305
Hudson Valley Holding Corp.	957	23,207
Huntington Bancshares, Inc.	48,290	232,275
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
IBERIABANK Corp.	1,348	$ 76,984
Independent Bank Corp., Massachusetts	1,594	39,181
Independent Bank Corp., Michigan	1,341	1,006
Integra Bank Corp.	932	541
International Bancshares Corp.	4,507	95,548
Intervest Bancshares Corp. Class A (a)	539	2,075
Investors Bancorp, Inc. (a)	7,970	102,574
Lakeland Bancorp, Inc.	1,703	12,977
Lakeland Financial Corp.	1,264	22,259
LNB Bancorp, Inc.	836	3,812
Macatawa Bank Corp. (a)	639	959
MainSource Financial Group, Inc.	1,798	11,489
MB Financial, Inc.	3,500	71,225
MBT Financial Corp.	578	873
Mercantile Bank Corp.	476	1,814
Merchants Bancshares, Inc.	610	12,999
Metro Bancorp, Inc. (a)	1,268	15,368
Metrocorp Bancshares, Inc.	399	1,173
Middleburg Financial Corp.	329	4,359
Midwest Banc Holdings, Inc. (a)	1,241	372
Nara Bancorp, Inc. (a)	2,750	24,283
National Bankshares, Inc.	287	7,775
National Penn Bancshares, Inc.	8,614	59,350
NBT Bancorp, Inc.	2,341	49,723
NewBridge Bancorp (a)	1,464	3,543
North Valley Bancorp (a)	582	1,135
Northern States Financial Corp. (a)	462	1,386
Northfield Bancorp, Inc.	3,924	54,975
Northrim Bancorp, Inc.	360	5,728
Old Point Financial Corp.	453	6,519
Old Second Bancorp, Inc. (c)	929	6,308
Orrstown Financial Services, Inc.	200	7,044
PAB Bankshares, Inc. (a)(c)	579	637
Pacific Capital Bancorp (c)	5,011	6,164
Pacific Continental Corp.	1,605	16,211
Pacific Mercantile Bancorp (a)	562	1,725
PacWest Bancorp	2,457	49,877
Patriot National Bancorp, Inc. (a)	549	829
Peapack-Gladstone Financial Corp.	546	6,885
Penns Woods Bancorp, Inc.	361	11,689
Peoples Bancorp, Inc.	991	14,251
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Pinnacle Financial Partners, Inc. (a)	2,472	$ 37,352
Popular, Inc.	42,182	81,411
Preferred Bank, Los Angeles California	632	853
PremierWest Bancorp (c)	1,496	763
PremierWest Bancorp rights 3/10/10 (a)	1,496	346
PrivateBancorp, Inc.	5,144	66,872
Prosperity Bancshares, Inc. (c)	3,196	133,689
Renasant Corp.	1,973	30,108
Republic Bancorp, Inc., Kentucky Class A	1,724	29,084
Republic First Bancorp, Inc. (a)	530	2,205
Royal Bancshares of Pennsylvania, Inc. Class A (a)	504	1,235
Rurban Financial Corp.	723	5,010
S&T Bancorp, Inc.	2,197	38,953
S.Y. Bancorp, Inc.	1,488	32,662
Sandy Spring Bancorp, Inc.	2,008	28,393
SCBT Financial Corp.	1,465	53,267
Seacoast Banking Corp., Florida	4,680	7,254
Shore Bancshares, Inc.	765	8,660
Sierra Bancorp	727	7,524
Signature Bank, New York (a)	2,800	104,244
Silver State Bancorp (a)	100	0
Simmons First National Corp. Class A	1,418	37,662
Smithtown Bancorp, Inc.	1,357	5,808
South Financial Group, Inc.	21,669	12,351
Southcoast Financial Corp. (a)	534	1,842
Southern Community Financial Corp.	910	1,947
Southside Bancshares, Inc.	1,529	30,626
Southwest Bancorp, Inc., Oklahoma	1,648	12,887
State Bancorp, Inc., New York	1,520	11,020
StellarOne Corp.	1,819	21,519
Sterling Bancshares, Inc.	6,211	29,316
Sterling Financial Corp., Washington (a)(c)	4,804	3,441
Suffolk Bancorp	1,181	33,635
Summit Financial Group, Inc.	583	2,396
Sun Bancorp, Inc., New Jersey	2,559	8,931
Superior Bancorp (a)(c)	529	1,534
Susquehanna Bancshares, Inc., Pennsylvania	6,177	51,578
SVB Financial Group (a)	2,769	123,387
Taylor Capital Group, Inc. (a)(c)	2,535	27,860
Tennessee Commerce Bancorp, Inc. (a)	494	3,409
Texas Capital Bancshares, Inc. (a)	2,519	42,445
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
The First Bancorp, Inc.	846	$ 11,988
TIB Financial Corp. (c)	818	843
TowneBank (c)	2,286	28,049
Trico Bancshares	1,843	33,690
Trustmark Corp.	4,301	98,063
UMB Financial Corp.	2,800	107,268
Umpqua Holdings Corp.	5,805	72,446
Union/First Market Bankshares Corp.	1,092	13,661
United Bankshares, Inc., West Virginia (c)	2,717	66,893
United Community Banks, Inc., Georgia	6,325	26,249
United Security Bancshares, Inc.	450	6,480
United Security Bancshares, California (c)	944	4,550
Univest Corp. of Pennsylvania	1,063	18,464
Virginia Commerce Bancorp, Inc. (a)	1,689	10,083
VIST Financial Corp.	512	4,823
Washington Banking Co., Oak Harbor	1,761	21,079
Washington Trust Bancorp, Inc.	1,556	26,499
WesBanco, Inc.	2,143	32,466
West Bancorp., Inc.	1,654	8,551
West Coast Bancorp	1,249	3,285
Westamerica Bancorp.	2,000	109,760
Whitney Holding Corp.	5,986	76,920
Wilshire Bancorp, Inc.	1,594	14,984
Wintrust Financial Corp.	1,812	61,680
Yadkin Valley Financial Corp.	667	2,541
Zions Bancorp (c)	10,338	191,667
		6,516,354
Consumer Finance - 0.1%
Cardtronics, Inc. (a)	3,938	38,907
CompuCredit Holdings Corp.	4,390	15,189
Consumer Portfolio Services, Inc. (a)	1,184	1,965
Credit Acceptance Corp. (a)	2,212	88,856
Dollar Financial Corp. (a)	1,671	37,497
EZCORP, Inc. (non-vtg.) Class A (a)	3,381	66,707
First Cash Financial Services, Inc. (a)	2,190	46,472
Nicholas Financial, Inc.	590	4,472
QC Holdings, Inc.	1,007	4,965
World Acceptance Corp. (a)	1,195	49,939
		354,969
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - 0.8%
Asset Acceptance Capital Corp. (a)	2,070	$ 11,737
Asta Funding, Inc.	686	4,624
California First National Bancorp	58	735
CME Group, Inc.	4,508	1,360,019
Compass Diversified Holdings	3,177	42,508
Encore Capital Group, Inc. (a)	1,489	26,862
Interactive Brokers Group, Inc. (a)	2,770	47,727
Life Partners Holdings, Inc. (c)	1,243	25,581
MarketAxess Holdings, Inc.	3,312	49,548
Marlin Business Services Corp. (a)	759	6,778
Medallion Financial Corp.	1,715	13,874
NewStar Financial, Inc. (a)	2,262	14,160
PICO Holdings, Inc. (a)	1,642	55,894
Portfolio Recovery Associates, Inc. (a)	1,050	55,997
Resource America, Inc. Class A	1,085	4,611
The NASDAQ Stock Market, Inc. (a)	14,001	260,839
		1,981,494
Insurance - 0.9%
21st Century Holding Co.	425	1,781
American National Insurance Co.	1,778	192,984
American Physicians Capital, Inc.	1,050	29,841
American Physicians Service Group, Inc.	616	14,458
Amerisafe, Inc. (a)	1,658	28,534
Amtrust Financial Services, Inc.	4,509	63,893
Arch Capital Group Ltd. (a)	4,000	295,920
Argo Group International Holdings, Ltd.	1,833	51,012
Baldwin & Lyons, Inc. Class B	1,187	28,702
Cincinnati Financial Corp.	10,995	295,766
CNinsure, Inc. ADR	855	18,930
CRM Holdings Ltd. (a)	727	349
Donegal Group, Inc. Class A	1,525	22,433
Eastern Insurance Holdings, Inc.	468	4,577
eHealth, Inc. (a)	1,971	32,916
EMC Insurance Group	882	17,869
Enstar Group Ltd. (a)	798	50,282
Erie Indemnity Co. Class A	3,062	121,316
FPIC Insurance Group, Inc. (a)	943	34,768
Greenlight Capital Re, Ltd. (a)	2,430	61,528
Hallmark Financial Services, Inc. (a)	1,598	12,704
Harleysville Group, Inc.	1,985	66,597
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Infinity Property & Casualty Corp.	1,165	$ 47,474
Kansas City Life Insurance Co.	814	23,842
Maiden Holdings Ltd.	5,868	41,193
Max Capital Group Ltd.	3,687	89,004
Mercer Insurance Group, Inc.	261	4,690
National Interstate Corp.	1,208	21,164
National Western Life Insurance Co. Class A	280	47,009
Navigators Group, Inc. (a)	1,115	42,225
PMA Capital Corp. Class A (a)	1,857	10,548
Presidential Life Corp.	3,187	31,233
Safety Insurance Group, Inc.	1,308	48,579
Selective Insurance Group, Inc.	3,494	56,638
State Auto Financial Corp.	2,892	53,039
Tower Group, Inc.	2,796	63,665
United America Indemnity Ltd. Class A (a)	3,630	29,367
United Fire & Casualty Co.	1,973	33,541
		2,090,371
Real Estate Investment Trusts - 0.1%
American Capital Agency Corp.	1,833	46,412
Gladstone Commercial Corp.	882	12,330
Investors Real Estate Trust	6,140	54,892
Mission West Properties, Inc.	1,926	13,174
Monmouth Real Estate Investment Corp. Class A	1,800	13,320
Retail Opportunity Investments Corp. (a)	3,350	33,500
		173,628
Real Estate Management & Development - 0.1%
Altisource Portfolio Solutions SA (a)	2,135	55,232
Avatar Holdings, Inc. (a)	1,147	18,490
Elbit Imaging Ltd. (a)	1,492	34,987
FirstService Corp. (sub. vtg.) (a)	1,604	30,655
Stratus Properties, Inc. (a)	335	3,410
Thomas Properties Group, Inc.	2,004	5,471
ZipRealty, Inc. (a)	624	3,120
		151,365
Thrifts & Mortgage Finance - 1.1%
Abington Bancorp, Inc.	2,376	18,271
Anchor BanCorp Wisconsin, Inc. (a)(c)	2,266	2,561
Atlantic Coast Federal Corp.	668	1,075
Bank Mutual Corp.	4,433	28,770
BankFinancial Corp.	1,864	17,894
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Beneficial Mutual Bancorp, Inc. (a)	6,328	$ 59,420
Berkshire Bancorp, Inc. (a)	927	6,350
Berkshire Hills Bancorp, Inc.	1,600	28,608
Brookline Bancorp, Inc., Delaware	4,768	49,015
Brooklyn Federal Bancorp, Inc.	773	5,867
Camco Financial Corp.	727	1,803
Capitol Federal Financial	4,968	171,992
CFS Bancorp, Inc.	485	1,736
Citizens South Banking Corp., Delaware	637	3,319
Clifton Savings Bancorp, Inc.	1,915	17,044
Dime Community Bancshares, Inc.	3,457	41,968
ESB Financial Corp.	1,247	15,625
ESSA Bancorp, Inc.	1,551	18,147
First Defiance Financial Corp.	519	5,107
First Federal Bancshares of Arkansas, Inc.	569	1,883
First Financial Holdings, Inc.	1,653	19,770
First Financial Northwest, Inc.	2,916	19,071
First Financial Service Corp.	413	3,857
First Niagara Financial Group, Inc.	12,699	178,294
First PacTrust Bancorp, Inc.	595	3,951
First Place Financial Corp.	740	2,553
Flushing Financial Corp.	2,335	29,631
Fox Chase Bancorp, Inc. (a)	1,095	10,129
Heritage Financial Group	814	7,123
HMN Financial, Inc. (a)	448	2,240
Home Federal Bancorp, Inc.	1,430	19,062
Hudson City Bancorp, Inc.	37,879	512,124
K-Fed Bancorp	734	6,114
Kearny Financial Corp.	4,321	43,340
Legacy Bancorp, Inc.	898	8,818
LSB Corp.	631	7,446
Meridian Interstate Bancorp, Inc. (a)	1,350	13,500
MutualFirst Financial, Inc.	550	3,240
NASB Financial, Inc.	486	9,229
Northeast Community Bancorp, Inc.	544	3,754
Northwest Bancshares, Inc.	7,812	92,260
OceanFirst Financial Corp.	1,038	10,608
Oritani Financial Corp.	2,550	40,392
Pamrapo Bancorp, Inc.	666	5,661
Parkvale Financial Corp.	256	1,989
People's United Financial, Inc.	22,761	358,941
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Provident Financial Holdings, Inc.	315	$ 1,027
Provident New York Bancorp	3,587	31,279
Prudential Bancorp, Inc. of Pennsylvania	1,172	11,544
Pulaski Financial Corp.	484	3,098
PVF Capital Corp. (a)	500	975
PVF Capital Corp. rights 3/22/10 (a)	500	184
Riverview Bancorp, Inc. (a)	1,020	2,489
Rockville Financial, Inc.	1,512	16,088
Roma Financial Corp.	2,638	32,236
Rome Bancorp, Inc.	1,067	9,187
Severn Bancorp, Inc.	677	2,837
SI Financial Group, Inc.	1,167	6,815
TFS Financial Corp.	19,998	256,974
TierOne Corp. (a)	794	516
Timberland Bancorp, Inc.	250	1,033
Tree.com, Inc. (a)	388	3,294
Trustco Bank Corp., New York	5,917	35,798
United Community Financial Corp., Ohio (a)	1,934	2,940
United Financial Bancorp, Inc.	2,852	37,333
United Western Bancorp, Inc.	3,337	8,109
ViewPoint Financial Group	1,624	23,727
Washington Federal, Inc.	7,563	147,403
Waterstone Financial, Inc. (a)	2,022	4,893
Westfield Financial, Inc.	4,429	36,716
WSFS Financial Corp.	627	19,243
		2,605,290
TOTAL FINANCIALS		18,849,592
HEALTH CARE - 14.5%
Biotechnology - 7.0%
3SBio, Inc. sponsored ADR (a)	1,110	13,842
Aastrom Biosciences, Inc. (a)	464	719
Abraxis BioScience, Inc. (a)	2,794	90,386
Acadia Pharmaceuticals, Inc. (a)	2,336	3,060
Achillion Pharmaceuticals, Inc. (a)	2,091	4,872
Acorda Therapeutics, Inc. (a)	2,796	84,383
AEterna Zentaris, Inc. (sub. vtg.) (a)	3,891	3,217
Affymax, Inc. (a)	1,365	25,526
Alexion Pharmaceuticals, Inc. (a)	6,600	326,832
Alkermes, Inc. (a)	6,265	71,797
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Allos Therapeutics, Inc. (a)	7,271	$ 56,568
Alnylam Pharmaceuticals, Inc. (a)(c)	3,081	53,671
AMAG Pharmaceuticals, Inc. (a)	1,445	55,185
Amgen, Inc. (a)	69,996	3,962,474
Amicus Therapeutics, Inc. (a)	1,041	3,446
Amylin Pharmaceuticals, Inc. (a)(c)	9,686	183,065
Anadys Pharmaceuticals, Inc. (a)	2,079	4,012
Antigenics, Inc. (a)	4,000	3,080
Arena Pharmaceuticals, Inc. (a)(c)	7,480	22,739
ARIAD Pharmaceuticals, Inc. (a)	5,143	13,063
ArQule, Inc. (a)	6,080	20,003
Array Biopharma, Inc. (a)	2,535	5,678
AVI BioPharma, Inc. (a)(c)	10,138	14,599
Avigen, Inc. rights (a)	1,684	84
BioCryst Pharmaceuticals, Inc. (a)(c)	2,702	17,293
Biogen Idec, Inc. (a)	18,519	1,018,730
BioMarin Pharmaceutical, Inc. (a)	6,875	137,500
Bionovo, Inc. (a)	3,200	1,856
Biosante Pharmaceuticals, Inc. (a)(c)	3,609	6,063
BioSphere Medical, Inc. (a)	611	1,906
Celera Corp. (a)	6,079	36,413
Celgene Corp. (a)	31,627	1,882,439
Cell Therapeutics, Inc. (a)(c)	35,675	23,902
Celldex Therapeutics, Inc. (a)	1,996	10,259
Cephalon, Inc. (a)	4,872	334,560
Cepheid, Inc. (a)	4,096	61,850
China Biologic Products, Inc. (a)	1,400	13,062
Clinical Data, Inc. (a)	1,824	33,160
Combinatorx, Inc. (a)	3,329	3,728
Crucell NV sponsored ADR (a)	1,054	20,152
Cubist Pharmaceuticals, Inc. (a)	3,760	79,110
Curis, Inc. (a)	7,955	22,751
Cyclacel Pharmaceuticals, Inc. (a)	732	1,801
Cytokinetics, Inc. (a)	2,756	8,378
Cytori Therapeutics, Inc. (a)(c)	2,326	16,166
CytRx Corp. (a)	5,744	6,778
Dendreon Corp. (a)(c)	9,003	281,164
DUSA Pharmaceuticals, Inc. (a)	923	1,375
Dyax Corp. (a)	4,897	17,140
Dynavax Technologies Corp. (a)	1,807	2,638
EntreMed, Inc. (a)	4,673	3,458
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Enzon Pharmaceuticals, Inc. (a)	4,117	$ 38,247
Exact Sciences Corp. (a)	2,959	12,161
Exelixis, Inc. (a)	8,847	57,240
Facet Biotech Corp. (a)(c)	3,232	52,972
Genomic Health, Inc. (a)(c)	2,164	38,736
Genta, Inc. (a)	2	0
Gentium SpA sponsored ADR (a)	138	181
GenVec, Inc. (a)(c)	7,648	18,126
Genzyme Corp. (a)	17,825	1,019,590
Geron Corp. (a)(c)	6,723	37,313
Gilead Sciences, Inc. (a)	61,903	2,947,202
GTx, Inc. (a)(c)	3,012	12,048
Halozyme Therapeutics, Inc. (a)	7,473	40,877
Human Genome Sciences, Inc. (a)(c)	12,601	354,718
Idenix Pharmaceuticals, Inc. (a)	8,087	21,997
Idera Pharmaceuticals, Inc. (a)	1,411	6,759
ImmunoGen, Inc. (a)	4,889	32,316
Immunomedics, Inc. (a)(c)	4,527	17,157
Incyte Corp. (a)(c)	8,834	94,170
Infinity Pharmaceuticals, Inc. (a)	1,638	10,008
Inhibitex, Inc. (a)	1,533	2,208
Insmed, Inc. (a)	9,133	9,498
InterMune, Inc.	3,605	49,533
Ironwood Pharmaceuticals, Inc. Class A	18	234
Isis Pharmaceuticals, Inc. (a)	6,597	58,317
Keryx Biopharmaceuticals, Inc. (a)(c)	5,121	12,905
La Jolla Pharmaceutical Co. (a)	3,934	409
Lexicon Pharmaceuticals, Inc. (a)	9,575	17,139
Ligand Pharmaceuticals, Inc.:
rights 12/31/11 (a)	1,933	0
rights 12/31/11 (a)	1,639	0
rights 12/31/11 (a)	1,639	0
rights 12/31/11 (a)	1,639	0
rights 12/31/11 (a)	1,639	0
Class B (a)	11,799	20,766
rights (a)	1,518	0
rights (a)	1,518	0
rights (a)	1,518	0
rights (a)	1,518	0
MannKind Corp. (a)(c)	8,534	85,255
Marshall Edwards, Inc. (a)(c)	5,445	3,213
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Martek Biosciences (a)	2,219	$ 44,003
Maxygen, Inc. (a)	3,874	20,765
Medivation, Inc. (a)	2,582	92,978
Metabolix, Inc. (a)(c)	2,402	22,915
Micromet, Inc. (a)	5,634	41,917
Molecular Insight Pharmaceuticals, Inc. (a)(c)	1,312	1,653
Momenta Pharmaceuticals, Inc. (a)	2,874	42,075
Myriad Genetics, Inc. (a)	6,254	143,842
Myriad Pharmaceuticals, Inc. (a)	4,067	19,562
Nabi Biopharmaceuticals (a)	3,990	20,868
Neurocrine Biosciences, Inc. (a)	3,383	8,863
NeurogesX, Inc. (a)	1,369	10,226
Novavax, Inc. (a)(c)	7,440	16,145
NPS Pharmaceuticals, Inc. (a)	4,747	15,855
Nymox Pharmaceutical Corp. (a)(c)	1,810	7,113
Omeros Corp. (c)	2,026	11,366
Oncolytics Biotech, Inc. (a)	4,198	11,809
ONYX Pharmaceuticals, Inc. (a)	4,136	114,815
Orchid Cellmark, Inc. (a)	2,602	3,851
OREXIGEN Therapeutics, Inc. (a)(c)	3,466	21,766
Orthologic Corp. (a)	1,251	1,301
OSI Pharmaceuticals, Inc. (a)	3,708	137,270
Osiris Therapeutics, Inc. (a)	3,298	27,143
OXiGENE, Inc. (a)	1,607	1,944
Oxygen Biotherapeutics, Inc. (a)(c)	1,500	7,650
PDL BioPharma, Inc. (c)	7,494	52,458
Peregrine Pharmaceuticals, Inc. (a)	3,244	10,511
Pharmasset, Inc. (a)	2,429	51,519
Poniard Pharmaceuticals, Inc. (a)(c)	1,760	2,746
Progenics Pharmaceuticals, Inc. (a)	3,648	15,869
QLT, Inc. (a)	4,361	20,497
Regeneron Pharmaceuticals, Inc. (a)	5,314	129,980
Repligen Corp. (a)	1,624	5,473
Rigel Pharmaceuticals, Inc. (a)	5,767	43,541
RXi Pharmaceuticals Corp. (a)	745	3,844
Sangamo Biosciences, Inc. (a)(c)	5,191	26,007
Savient Pharmaceuticals, Inc. (a)	5,476	73,816
SciClone Pharmaceuticals, Inc. (a)	4,363	14,354
Seattle Genetics, Inc. (a)	7,126	72,685
SIGA Technologies, Inc. (a)(c)	3,606	23,836
Sinovac Biotech Ltd. (a)(c)	4,346	28,640
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Spectrum Pharmaceuticals, Inc. (a)(c)	3,410	$ 15,550
StemCells, Inc. (a)(c)	19,124	22,375
Sunesis Pharmaceuticals, Inc. (a)(c)	1,761	1,581
Synta Pharmaceuticals Corp. (a)	2,072	8,102
Talecris Biotherapeutics Holdings Corp.	7,952	170,332
Targacept, Inc. (a)	1,889	35,815
Telik, Inc. (a)	2,715	2,281
Theravance, Inc. (a)	4,003	43,593
Transcept Pharmaceuticals, Inc. (a)	1,571	11,563
Trimeris, Inc. (a)	671	1,624
Trubion Pharmaceuticals, Inc. (a)	854	2,588
United Therapeutics Corp. (a)	3,588	205,987
Vanda Pharmaceuticals, Inc. (a)	1,679	17,243
Vertex Pharmaceuticals, Inc. (a)	13,439	545,758
Vical, Inc. (a)	5,241	17,190
XOMA Ltd. (a)	8,572	4,079
Zymogenetics, Inc. (a)	6,105	32,601
		16,698,961
Health Care Equipment & Supplies - 1.9%
Abaxis, Inc. (a)	1,567	39,786
Abiomed, Inc. (a)	3,647	36,871
Accuray, Inc. (a)	4,719	31,948
AGA Medical Holdings, Inc.	3,200	42,880
Align Technology, Inc. (a)	5,074	91,839
Alphatec Holdings, Inc. (a)	3,191	16,370
American Medical Systems Holdings, Inc. (a)	4,714	85,418
Analogic Corp.	961	39,689
Angiodynamics, Inc. (a)	2,452	39,870
Anika Therapeutics, Inc. (a)	1,002	6,303
ArthroCare Corp. (a)	1,840	48,889
Atricure, Inc. (a)	695	3,503
Atrion Corp.	234	36,415
ATS Medical, Inc. (a)	9,178	24,230
BioLase Technology, Inc. (a)	592	1,184
Cardiac Science Corp. (a)	1,500	3,165
Cardica, Inc. (a)	1,278	2,185
Cardiovascular Systems, Inc. (a)	175	949
Cerus Corp. (a)	1,646	4,033
China Medical Technologies, Inc. sponsored ADR	1,646	22,764
Conceptus, Inc. (a)	2,216	43,500
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
CONMED Corp. (a)	2,415	$ 52,840
Cutera, Inc. (a)	521	4,897
Cyberonics, Inc. (a)	2,180	38,913
Cynosure, Inc. Class A (a)	700	6,923
DENTSPLY International, Inc.	10,277	340,066
DexCom, Inc. (a)	4,859	43,925
Electro-Optical Sciences, Inc. (a)(c)	1,612	15,733
Endologix, Inc. (a)	4,661	16,826
ev3, Inc. (a)	7,450	108,398
Exactech, Inc. (a)	1,360	26,370
Gen-Probe, Inc. (a)	3,194	143,986
Given Imaging Ltd.	1,925	33,553
Hansen Medical, Inc. (a)	2,938	6,728
HealthTronics, Inc. (a)	1,523	4,599
HeartWare International, Inc. (a)	700	26,978
Hologic, Inc. (a)	17,801	307,067
Home Diagnostics, Inc. (a)	835	9,619
ICU Medical, Inc. (a)	1,041	35,779
IDEXX Laboratories, Inc. (a)(c)	3,744	197,721
Immucor, Inc. (a)	4,550	87,952
Insulet Corp. (a)(c)	2,951	43,380
Integra LifeSciences Holdings Corp. (a)	1,786	71,083
Intuitive Surgical, Inc. (a)	2,621	909,854
IRIS International, Inc. (a)	2,486	28,514
Kensey Nash Corp. (a)	1,045	23,063
LeMaitre Vascular, Inc. (a)	426	2,087
Mako Surgical Corp. (a)(c)	3,360	44,453
Masimo Corp.	3,663	101,428
Medical Action Industries, Inc. (a)	1,561	19,575
Meridian Bioscience, Inc.	2,843	63,001
Merit Medical Systems, Inc. (a)	2,018	29,705
Micrus Endovascular Corp. (a)	1,269	25,672
National Dentex Corp. (a)	337	2,800
Natus Medical, Inc. (a)	2,216	29,872
Neogen Corp. (a)	1,962	47,539
NeuroMetrix, Inc. (a)	497	1,317
NMT Medical, Inc. (a)	513	1,149
NuVasive, Inc. (a)(c)	2,411	96,319
NxStage Medical, Inc. (a)	4,414	47,009
OraSure Technologies, Inc. (a)	2,902	15,961
Orthofix International NV (a)	1,423	48,510
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Orthovita, Inc. (a)	5,865	$ 22,522
Osteotech, Inc. (a)	1,235	4,804
Otix Global, Inc. (a)	1,423	1,309
Palomar Medical Technologies, Inc. (a)	1,877	16,949
Quidel Corp. (a)	2,368	30,926
Rochester Medical Corp. (a)	1,184	15,309
RTI Biologics, Inc. (a)	3,187	11,951
Shamir Optical Industry Ltd. (c)	707	6,886
Sirona Dental Systems, Inc. (a)	3,843	137,925
Solta Medical, Inc. (a)	4,423	8,758
Somanetics Corp. (a)	1,490	25,121
SonoSite, Inc. (a)	1,349	39,957
Staar Surgical Co. (a)	2,835	10,660
Stereotaxis, Inc. (a)	2,207	10,483
SurModics, Inc. (a)(c)	1,470	28,312
Synergetics USA, Inc. (a)	1,175	1,469
Syneron Medical Ltd. (a)	2,826	26,988
Synovis Life Technologies, Inc. (a)	2,035	28,490
The Spectranetics Corp. (a)	1,742	11,567
ThermoGenesis Corp. (a)	4,407	2,511
Thoratec Corp. (a)	3,900	112,515
TomoTherapy, Inc. (a)	4,758	15,749
TranS1, Inc. (a)	612	1,916
Trinity Biotech PLC sponsored ADR (a)	674	3,410
Unilife Corp. (a)	3,500	24,220
Utah Medical Products, Inc.	500	13,640
Vascular Solutions, Inc. (a)	1,180	10,655
Volcano Corp. (a)	3,312	68,194
Wright Medical Group, Inc. (a)	2,669	44,973
Young Innovations, Inc.	390	10,452
Zoll Medical Corp. (a)	1,648	42,716
		4,574,292
Health Care Providers & Services - 1.8%
Air Methods Corp. (a)	1,038	27,621
Allied Healthcare International, Inc. (a)	7,104	19,678
Almost Family, Inc. (a)	863	31,120
Amedisys, Inc. (a)(c)	2,018	116,338
America Service Group, Inc.	530	7,929
American CareSource Holdings, Inc. (a)	1,100	2,475
American Dental Partners, Inc. (a)	1,575	20,475
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
AmSurg Corp. (a)	1,984	$ 40,989
Animal Health International, Inc. (a)	1,331	2,675
Bio-Reference Laboratories, Inc. (a)	1,131	44,799
BioScrip, Inc. (a)	2,063	15,246
CardioNet, Inc. (a)	1,581	9,470
Catalyst Health Solutions, Inc. (a)	2,749	103,610
Chindex International, Inc. (a)	849	9,551
Clarient, Inc. (a)	6,261	13,336
Corvel Corp. (a)	957	30,815
Cross Country Healthcare, Inc. (a)	3,098	30,453
Dialysis Corp. of America (a)	301	2,005
Express Scripts, Inc. (a)	19,035	1,827,550
Genoptix, Inc. (a)	1,274	41,494
Gentiva Health Services, Inc. (a)	2,116	58,634
Health Grades, Inc. (a)	4,585	24,530
Healthways, Inc. (a)	2,712	40,734
Henry Schein, Inc. (a)	5,992	340,525
HMS Holdings Corp. (a)	1,903	87,614
InVentiv Health, Inc. (a)	2,645	38,829
IPC The Hospitalist Co., Inc. (a)	1,313	43,408
LCA-Vision, Inc. (a)	1,176	9,349
LHC Group, Inc. (a)	1,191	35,849
LifePoint Hospitals, Inc. (a)	4,210	128,405
Lincare Holdings, Inc. (a)	4,580	183,933
Magellan Health Services, Inc. (a)	2,102	88,116
Medcath Corp. (a)	1,605	10,866
MWI Veterinary Supply, Inc. (a)	943	38,852
National Research Corp.	370	7,389
NightHawk Radiology Holdings, Inc. (a)	1,452	4,312
NovaMed Eyecare, Inc. (a)(c)	1,179	4,468
Odyssey Healthcare, Inc. (a)	2,366	41,476
Patterson Companies, Inc. (a)	8,425	250,054
PDI, Inc. (a)	594	3,095
Providence Service Corp. (a)	853	10,330
PSS World Medical, Inc. (a)	3,884	81,914
Psychiatric Solutions, Inc. (a)	3,697	79,301
RadNet, Inc. (a)	2,333	4,969
ResCare, Inc. (a)	2,120	19,334
Rural/Metro Corp. (a)	2,478	14,695
Sun Healthcare Group, Inc. (a)	3,205	28,492
The Ensign Group, Inc.	1,319	21,975
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
U.S. Physical Therapy, Inc. (a)	1,196	$ 19,614
VCA Antech, Inc. (a)	5,500	131,010
Virtual Radiologic Corp. (a)	997	9,980
		4,259,681
Health Care Technology - 0.5%
Allscripts-Misys Healthcare Solutions, Inc. (a)	9,826	175,787
AMICAS, Inc. (a)	2,483	14,575
athenahealth, Inc. (a)	2,269	83,590
Cerner Corp. (a)	5,667	470,078
Computer Programs & Systems, Inc.	840	30,190
Eclipsys Corp. (a)	3,652	67,964
iCAD, Inc. (a)	2,501	3,676
MedAssets, Inc. (a)	3,780	81,837
Medidata Solutions, Inc.	1,700	26,214
MedQuist, Inc.	2,000	15,720
Merge Healthcare, Inc. (a)	4,327	9,260
Omnicell, Inc. (a)	2,544	34,420
Phase Forward, Inc. (a)	3,058	36,482
Quality Systems, Inc.	1,821	104,234
SXC Health Solutions Corp. (a)	1,779	89,199
Transcend Services, Inc. (a)	710	13,852
Vital Images, Inc. (a)	1,217	19,277
		1,276,355
Life Sciences Tools & Services - 0.9%
Accelrys, Inc. (a)	2,040	12,730
Affymetrix, Inc. (a)	5,223	38,180
Albany Molecular Research, Inc. (a)	3,021	27,129
Arrowhead Research Corp. (a)	1,920	1,018
Bruker BioSciences Corp. (a)	11,056	138,200
Caliper Life Sciences, Inc. (a)	3,470	12,596
Combimatrix Corp. (a)	142	836
Compugen Ltd. (a)	1,757	7,731
Dionex Corp. (a)	1,095	74,789
Encorium Group, Inc. (a)(c)	269	460
eResearchTechnology, Inc. (a)	4,964	30,032
Harvard Bioscience, Inc. (a)	3,295	11,500
ICON PLC sponsored ADR (a)	3,782	89,066
Illumina, Inc. (a)(c)	8,392	304,797
Kendle International, Inc. (a)	727	12,381
Life Technologies Corp. (a)	11,787	598,308
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Life Sciences Tools & Services - continued
Luminex Corp. (a)	3,105	$ 45,488
Medtox Scientific, Inc. (a)	357	3,256
PAREXEL International Corp. (a)	4,020	81,003
Pharmaceutical Product Development, Inc.	7,501	157,971
QIAGEN NV (a)(c)	15,586	339,931
Sequenom, Inc. (a)(c)	4,998	32,337
Techne Corp.	2,279	145,674
Varian, Inc. (a)	1,873	96,797
		2,262,210
Pharmaceuticals - 2.4%
Acura Pharmaceuticals, Inc. (a)(c)	2,462	12,064
Adolor Corp. (a)	1,931	2,954
Akorn, Inc. (a)	4,150	6,308
Alexza Pharmaceuticals, Inc. (a)	4,285	11,184
Angiotech Pharmaceuticals, Inc. (a)	4,579	4,439
Ardea Biosciences, Inc. (a)(c)	1,524	21,702
Auxilium Pharmaceuticals, Inc. (a)	3,018	91,144
AVANIR Pharmaceuticals Class A (a)(c)	6,500	12,155
Biodel, Inc. (a)	1,400	5,586
BioMimetic Therapeutics, Inc. (a)	1,931	22,458
BMP Sunstone Corp. (a)	3,220	17,388
Cadence Pharmaceuticals, Inc. (a)(c)	4,147	35,581
Cardiome Pharma Corp. (a)	5,488	28,424
Columbia Laboratories, Inc. (a)	1,899	2,317
Cumberland Pharmaceuticals, Inc.	1,718	19,070
Cypress Bioscience, Inc. (a)	3,928	20,583
DepoMed, Inc. (a)	2,463	6,749
Discovery Laboratories, Inc. (a)(c)	9,282	4,641
Durect Corp. (a)	10,798	25,807
Endo Pharmaceuticals Holdings, Inc. (a)	8,100	184,275
Eurand NV (a)	2,716	24,118
Flamel Technologies SA sponsored ADR (a)(c)	1,311	10,160
Generex Biotechnology Corp. (a)(c)	16,951	10,594
Harbor BioSciences, Inc. (a)	580	273
Hi-Tech Pharmacal Co., Inc. (a)	1,240	26,672
Impax Laboratories, Inc. (a)	4,008	61,763
Inspire Pharmaceuticals, Inc. (a)	6,727	41,573
Ista Pharmaceuticals, Inc. (a)	1,726	6,058
Jazz Pharmaceuticals, Inc. (a)(c)	1,900	18,582
Labopharm, Inc. (a)	3,695	5,267
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
MAP Pharmaceuticals, Inc. (a)	1,572	$ 21,568
Matrixx Initiatives, Inc. (a)	2,605	11,879
MDRNA, Inc. (a)(c)	1,139	1,173
MiddleBrook Pharmaceuticals, Inc. (a)	5,533	2,435
Mylan, Inc. (a)(c)	20,187	430,791
Nektar Therapeutics (a)	7,259	89,939
Novogen Ltd. sponsored ADR (a)	97	213
Obagi Medical Products, Inc. (a)	1,285	13,146
Optimer Pharmaceuticals, Inc. (a)(c)	2,863	34,213
Pain Therapeutics, Inc. (a)	4,907	29,687
Penwest Pharmaceuticals Co. (a)(c)	1,484	3,710
Perrigo Co.	6,392	316,851
Pozen, Inc. (a)	3,117	18,733
Questcor Pharmaceuticals, Inc. (a)	5,805	27,167
Quigley Corp. (a)	1,566	2,975
Repros Therapeutics, Inc. (a)	1,488	1,146
Salix Pharmaceuticals Ltd. (a)	3,972	113,440
Santarus, Inc. (a)	3,045	12,819
Shire PLC sponsored ADR	3,511	226,530
Skystar Bio-Pharmaceutical Co. Ltd. (a)	1,359	11,742
Somaxon Pharmaceuticals, Inc. (a)(c)	769	3,007
Sucampo Pharmaceuticals, Inc. Class A (a)	1,103	3,805
SuperGen, Inc. (a)	3,481	9,608
Teva Pharmaceutical Industries Ltd. sponsored ADR	49,441	2,966,954
The Medicines Company (a)	3,621	27,882
ViroPharma, Inc. (a)	5,338	66,511
Vivus, Inc. (a)(c)	5,699	47,872
Warner Chilcott PLC (a)	17,029	463,529
XenoPort, Inc. (a)(c)	2,186	17,488
		5,716,702
TOTAL HEALTH CARE		34,788,201
INDUSTRIALS - 5.3%
Aerospace & Defense - 0.3%
AeroVironment, Inc. (a)	2,194	53,205
American Science & Engineering, Inc.	592	43,992
Applied Energetics, Inc. (a)	3,427	1,354
Applied Signal Technology, Inc.	1,222	22,570
Argon ST, Inc. (a)	1,310	32,226
Ascent Solar Technologies, Inc. (a)(c)	1,977	7,928
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
Astronics Corp. (a)	339	$ 2,973
BE Aerospace, Inc. (a)	7,358	190,572
Ceradyne, Inc. (a)	1,911	43,074
Elbit Systems Ltd.	2,810	174,276
GeoEye, Inc. (a)	1,394	33,205
Herley Industries, Inc. (a)	746	10,011
Innovative Solutions & Support, Inc. (a)	1,067	4,588
Kratos Defense & Security Solutions, Inc. (a)	911	11,916
Ladish Co., Inc. (a)	1,186	19,949
LMI Aerospace, Inc. (a)	1,928	24,466
Sypris Solutions, Inc. (a)	676	1,879
Taser International, Inc. (a)	4,353	32,909
TAT Technologies Ltd.	481	4,637
		715,730
Air Freight & Logistics - 0.6%
Air Transport Services Group, Inc. (a)	3,839	9,751
Atlas Air Worldwide Holdings, Inc. (a)	1,702	76,726
C.H. Robinson Worldwide, Inc.	11,947	637,134
Dynamex, Inc. (a)	981	17,069
Expeditors International of Washington, Inc.	14,379	524,402
Forward Air Corp.	2,142	52,393
Hub Group, Inc. Class A (a)	2,631	70,958
Pacer International, Inc. (a)	1,724	8,292
Park-Ohio Holdings Corp. (a)	771	6,153
UTI Worldwide, Inc.	6,128	91,491
		1,494,369
Airlines - 0.3%
Allegiant Travel Co. (a)	1,202	62,672
Hawaiian Holdings, Inc. (a)	4,459	34,691
JetBlue Airways Corp. (a)	18,926	99,929
Pinnacle Airlines Corp. (a)	2,738	22,260
Republic Airways Holdings, Inc. (a)	3,807	23,185
Ryanair Holdings PLC sponsored ADR (a)	8,014	220,145
SkyWest, Inc.	3,407	50,287
UAL Corp. (a)	11,088	190,159
		703,328
Building Products - 0.1%
AAON, Inc.	1,218	25,627
American Woodmark Corp.	1,276	24,002
Apogee Enterprises, Inc.	2,050	29,295
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Building Products - continued
Builders FirstSource, Inc. (a)(c)	6,715	$ 20,145
China Architectural Engineering, Inc. (a)(c)	2,400	2,592
Gibraltar Industries, Inc. (a)	2,751	32,132
Insteel Industries, Inc.	926	9,399
PGT, Inc. (a)	2,835	4,791
PGT, Inc. rights 3/12/10 (a)	1,619	308
Universal Forest Products, Inc.	1,250	44,050
US Home Systems, Inc. (a)	272	617
		192,958
Commercial Services & Supplies - 0.8%
APAC Customer Services, Inc. (a)	4,492	23,269
ATC Technology Corp. (a)	1,877	42,064
Casella Waste Systems, Inc. Class A (a)	1,581	7,162
CECO Environmental Corp. (a)	977	3,683
Cintas Corp.	10,200	252,858
Copart, Inc. (a)	5,363	191,352
Courier Corp.	1,323	20,361
EnerNOC, Inc. (a)	1,893	50,051
Fuel Tech, Inc. (a)	2,055	13,460
G&K Services, Inc. Class A	1,298	32,411
Healthcare Services Group, Inc.	3,152	69,218
Herman Miller, Inc.	3,316	60,351
InnerWorkings, Inc. (a)	4,327	24,534
Interface, Inc. Class A	4,270	36,722
Intersections, Inc. (a)	1,601	6,660
Kimball International, Inc. Class B	3,264	21,575
McGrath RentCorp.	1,837	43,941
Mobile Mini, Inc. (a)	2,314	31,447
Multi-Color Corp.	745	9,417
Perma-Fix Environmental Services, Inc. (a)	2,601	5,020
PRG-Schultz International, Inc. (a)	1,378	8,268
Protection One, Inc. (a)	1,590	14,819
R.R. Donnelley & Sons Co.	13,500	268,515
RINO International Corp. (a)(c)	1,800	36,378
Standard Parking Corp. (a)	1,686	27,684
Stericycle, Inc. (a)	5,450	300,731
Sykes Enterprises, Inc. (a)	3,184	75,811
Team, Inc. (a)	1,757	31,854
Tetra Tech, Inc. (a)	3,800	79,496
United Stationers, Inc. (a)	1,562	89,206
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
US Ecology, Inc.	1,521	$ 22,648
Virco Manufacturing Co.	1,086	3,844
Waste Services, Inc. (a)	4,579	46,156
WCA Waste Corp. (a)	2,105	9,515
		1,960,481
Construction & Engineering - 0.2%
Foster Wheeler AG (a)	8,350	205,494
Great Lakes Dredge & Dock Corp.	3,806	17,241
Insituform Technologies, Inc. Class A (a)	2,578	63,316
Integrated Electrical Services, Inc. (a)	652	3,090
Layne Christensen Co. (a)	1,467	40,460
MYR Group, Inc. (a)	1,479	23,383
Northwest Pipe Co. (a)	758	17,912
Primoris Services Corp.	1,300	10,647
Sterling Construction Co., Inc. (a)	1,382	27,129
		408,672
Electrical Equipment - 0.8%
A-Power Energy Generation Systems, Ltd. (a)(c)	2,444	32,676
A123 Systems, Inc. (c)	6,599	108,686
Active Power, Inc. (a)	2,586	2,017
Advanced Battery Technologies, Inc. (a)(c)	4,982	19,380
American Superconductor Corp. (a)(c)	3,216	90,048
Broadwind Energy, Inc. (a)	6,754	33,432
BTU International, Inc. (a)	402	2,139
Canadian Solar, Inc. (a)	3,257	62,274
Capstone Turbine Corp. (a)	8,189	9,745
China BAK Battery, Inc. (a)(c)	3,906	8,828
China Electric Motor, Inc.	1,700	8,160
China Ritar Power Corp. (a)	3,274	13,587
China Sunergy Co. Ltd. ADR (a)(c)	1,739	7,234
Coleman Cable, Inc. (a)	1,065	4,611
Deswell Industries, Inc.	609	2,466
Encore Wire Corp.	1,450	29,145
Ener1, Inc. (a)(c)	8,808	37,258
Energy Conversion Devices, Inc. (a)(c)	2,972	21,398
Evergreen Solar, Inc. (a)(c)	15,459	17,314
First Solar, Inc. (a)(c)	5,776	611,678
Franklin Electric Co., Inc.	1,509	43,037
FuelCell Energy, Inc. (a)(c)	8,624	24,233
Fushi Copperweld, Inc. (a)	2,570	23,464
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - continued
GT Solar International, Inc. (a)(c)	9,444	$ 56,192
Harbin Electric, Inc. (a)(c)	2,087	39,507
Hoku Scientific, Inc. (a)(c)	4,244	9,761
Hong Kong Highpower Technology, Inc. (a)	815	4,890
Hydrogenics Corp. New (a)	3,294	771
II-VI, Inc. (a)	2,148	60,230
JA Solar Holdings Co. Ltd. ADR (a)(c)	9,508	47,160
Jinpan International Ltd.	1,698	37,662
Lihua International, Inc.	1,829	14,888
LSI Industries, Inc.	2,044	12,530
Microvision, Inc. (a)(c)	3,373	7,421
Ocean Power Technologies, Inc. (a)(c)	1,435	9,629
Orion Energy Systems, Inc. (a)	2,172	11,208
Plug Power, Inc. (a)	6,316	3,347
Powell Industries, Inc. (a)	807	23,242
Power-One, Inc. (a)	5,737	21,743
PowerSecure International, Inc. (a)	871	6,480
Preformed Line Products Co.	259	9,285
Solarfun Power Holdings Co. Ltd. ADR (a)(c)	2,999	19,793
SunPower Corp.:
Class A (a)(c)	3,615	67,781
Class B (a)	2,743	44,793
Ultralife Corp. (a)	1,473	6,010
Valence Technology, Inc. (a)(c)	16,044	14,921
Vicor Corp. (a)	2,800	26,628
Woodward Governor Co.	4,500	129,555
		1,898,237
Industrial Conglomerates - 0.0%
Otter Tail Corp.	2,192	43,818
Raven Industries, Inc.	1,294	37,914
		81,732
Machinery - 1.1%
3D Systems Corp. (a)	2,966	41,999
Altra Holdings, Inc. (a)	2,183	25,214
American Railcar Industries, Inc.	2,226	21,036
Astec Industries, Inc. (a)	1,352	32,840
Bucyrus International, Inc. Class A	5,113	319,869
Chart Industries, Inc. (a)	2,340	47,642
China Fire & Security Group, Inc. (a)(c)	2,036	28,647
China Valves Technology, Inc. (a)	2,643	32,192
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Columbus McKinnon Corp. (NY Shares) (a)	1,868	$ 26,881
Commercial Vehicle Group, Inc. (a)	2,822	14,025
Dynamic Materials Corp.	806	14,605
Energy Recovery, Inc. (a)(c)	3,989	25,569
Flow International Corp. (a)	2,159	6,974
Force Protection, Inc. (a)	5,486	29,405
FreightCar America, Inc.	980	20,747
Gencor Industries, Inc. (a)	519	3,669
Hardinge, Inc.	1,062	8,762
Hurco Companies, Inc. (a)	280	4,858
Joy Global, Inc.	7,000	355,600
K-Tron International, Inc. (a)	298	44,539
Key Technology, Inc. (a)	313	4,013
L.B. Foster Co. Class A (a)	891	27,095
Lincoln Electric Holdings, Inc.	2,825	134,753
MFRI, Inc. (a)	146	934
Middleby Corp. (a)	1,187	55,065
NN, Inc. (a)	807	2,865
Nordson Corp.	2,152	141,602
Omega Flex, Inc.	414	4,272
PACCAR, Inc.	24,535	867,312
PMFG, Inc. (a)	562	7,868
Portec Rail Products, Inc.	692	8,096
RBC Bearings, Inc. (a)	1,554	39,363
SmartHeat, Inc. (a)	2,200	26,334
Sun Hydraulics Corp.	1,419	34,326
Tecumseh Products Co.:
Class A (non-vtg.) (a)	1,265	15,952
Class B (a)	262	3,272
TriMas Corp. (a)	4,552	27,722
Twin Disc, Inc.	1,506	16,461
		2,522,378
Marine - 0.1%
American Commercial Lines, Inc. (a)	1,241	28,853
DryShips, Inc. (a)	4,442	24,298
Eagle Bulk Shipping, Inc. (a)(c)	3,413	17,850
Euroseas Ltd.	2,727	10,690
FreeSeas, Inc. (a)(c)	1,718	1,993
Newlead Holdings Ltd. (a)	1,020	918
OceanFreight, Inc. (a)	10,681	8,125
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Marine - continued
Paragon Shipping, Inc.	4,604	$ 20,718
Star Bulk Carriers Corp. (c)	6,130	16,551
TBS International Ltd. Class A (a)(c)	2,262	13,459
Ultrapetrol (Bahamas) Ltd. (a)	1,325	6,837
		150,292
Professional Services - 0.3%
51job, Inc. sponsored ADR (a)	868	15,537
Advisory Board Co. (a)	1,397	44,369
Barrett Business Services, Inc.	849	10,315
Comsys IT Partners, Inc. (a)	1,663	29,069
Corporate Executive Board Co.	2,181	49,901
CoStar Group, Inc. (a)(c)	1,280	50,368
CRA International, Inc. (a)	945	25,137
Diamond Management & Technology Consultants, Inc.	2,113	15,319
Exponent, Inc. (a)	1,070	28,494
Heidrick & Struggles International, Inc.	1,475	39,781
Hudson Highland Group, Inc. (a)	1,554	6,775
Huron Consulting Group, Inc. (a)	1,413	33,460
ICF International, Inc. (a)	1,258	29,475
Kelly Services, Inc. Class A (non-vtg.) (a)	2,586	40,678
Kforce, Inc. (a)	2,704	36,017
LECG Corp. (a)	1,366	3,893
Lightbridge Corp. (a)(c)	2,205	17,199
Odyssey Marine Exploration, Inc. (a)(c)	3,058	3,884
On Assignment, Inc. (a)	2,000	13,180
RCM Technologies, Inc. (a)	426	1,172
Resources Connection, Inc. (a)	3,161	53,863
School Specialty, Inc. (a)	1,586	33,861
Thomas Group (a)	587	442
Verisk Analytics, Inc.	8,500	240,550
VSE Corp.	427	18,160
		840,899
Road & Rail - 0.4%
AMERCO (a)	1,394	73,087
Arkansas Best Corp.	1,741	45,684
Covenant Transport Group, Inc. Class A (a)	611	2,804
Frozen Food Express Industries, Inc.	1,931	6,759
Heartland Express, Inc.	5,535	84,741
J.B. Hunt Transport Services, Inc.	8,088	286,962
Landstar System, Inc.	3,213	128,167
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - continued
Marten Transport Ltd. (a)	2,024	$ 38,132
Old Dominion Freight Lines, Inc. (a)	2,413	74,176
P.A.M. Transportation Services, Inc. (a)	668	10,007
Patriot Transportation Holding, Inc. (a)	214	19,061
Quality Distribution, Inc. (a)	1,569	6,449
Saia, Inc. (a)	1,454	18,408
Trailer Bridge, Inc. (a)	724	3,765
Universal Truckload Services, Inc.	990	17,612
USA Truck, Inc. (a)	1,050	13,913
Vitran Corp., Inc. (a)	938	9,099
Werner Enterprises, Inc.	4,446	99,190
YRC Worldwide, Inc. (a)	3,966	1,829
		939,845
Trading Companies & Distributors - 0.3%
Aceto Corp.	3,840	20,083
Beacon Roofing Supply, Inc. (a)	3,114	54,184
DXP Enterprises, Inc. (a)	710	7,675
Fastenal Co.	9,800	434,826
H&E Equipment Services, Inc. (a)	2,677	26,020
Houston Wire & Cable Co.	1,065	13,068
Kaman Corp.	1,741	41,697
Lawson Products, Inc.	645	11,436
Mitsui & Co. Ltd. sponsored ADR	45	14,063
Rush Enterprises, Inc.:
Class A (a)	2,765	30,221
Class B (a)	1,009	9,707
Titan Machinery, Inc. (a)	2,192	26,107
		689,087
Transportation Infrastructure - 0.0%
Grupo Aeroportuario Norte SAB de CV ADR (c)	550	7,002
TOTAL INDUSTRIALS		12,605,010
INFORMATION TECHNOLOGY - 50.5%
Communications Equipment - 8.5%
3Com Corp. (a)	26,184	199,784
Acme Packet, Inc. (a)	4,540	75,682
ADC Telecommunications, Inc. (a)	6,573	41,673
Adtran, Inc.	5,387	125,948
Airvana, Inc. (a)	4,575	34,907
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Alvarion Ltd. (a)	5,431	$ 19,932
Anaren, Inc. (a)	1,716	21,107
Arris Group, Inc. (a)	8,156	84,170
Aruba Networks, Inc. (a)	6,629	77,758
AudioCodes Ltd. (a)	1,741	6,059
Aviat Networks, Inc. (a)	2,384	14,662
Bel Fuse, Inc.:
Class A	177	3,829
Class B (non-vtg.)	1,309	29,754
BigBand Networks, Inc. (a)	5,734	16,514
Black Box Corp.	1,579	45,680
Blue Coat Systems, Inc. (a)	2,770	80,275
Brocade Communications Systems, Inc. (a)	29,767	173,244
Ceragon Networks Ltd. (a)(c)	4,298	50,115
China GrenTech Corp. Ltd. ADR (a)	1,452	4,501
China TechFaith Wireless Communication Technology Ltd. sponsored ADR (a)(c)	5,387	15,084
Ciena Corp. (a)	6,371	91,360
Cisco Systems, Inc. (a)	396,423	9,644,972
Cogo Group, Inc. (a)	4,165	29,322
Comtech Telecommunications Corp. (a)	1,723	54,481
DG FastChannel, Inc. (a)	1,867	60,472
Digi International, Inc. (a)	3,056	31,018
Ditech Networks, Inc. (a)	1,208	1,522
DragonWave, Inc. (a)(c)	2,480	30,427
EchoStar Holding Corp. Class A (a)	3,192	64,287
EMCORE Corp. (a)(c)	3,730	4,401
EMS Technologies, Inc. (a)	1,352	18,549
Endwave Corp. (a)	412	1,071
EXFO Electro-Optical Engineering, Inc. (sub. vtg.) (a)	2,252	12,370
Extreme Networks, Inc. (a)	7,442	20,466
F5 Networks, Inc. (a)	5,478	305,672
Finisar Corp. (a)(c)	4,020	50,371
Gilat Satellite Networks Ltd. (a)	2,826	14,808
Globecomm Systems, Inc. (a)	1,123	8,568
Harmonic, Inc. (a)	6,840	44,870
Hughes Communications, Inc. (a)	1,719	48,424
Infinera Corp. (a)	6,427	48,717
InterDigital, Inc. (a)	2,861	73,385
Ituran Location & Control Ltd.	1,591	24,533
Ixia (a)	5,463	42,284
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
JDS Uniphase Corp. (a)	14,982	$ 160,757
KVH Industries, Inc. (a)	1,563	19,069
Loral Space & Communications Ltd. (a)	1,577	51,300
NETGEAR, Inc. (a)	2,308	58,508
Network Engines, Inc. (a)	1,511	2,931
NumereX Corp. Class A (a)	847	3,498
Occam Networks, Inc. (a)	2,320	16,379
Oclaro, Inc. (a)	14,071	27,298
Oplink Communications, Inc. (a)	1,737	26,819
Opnext, Inc. (a)	6,299	12,850
ORBCOMM, Inc. (a)	2,897	7,011
Orckit Communications Ltd. (a)	1,533	6,301
Palm, Inc. (a)(c)	11,531	70,339
Parkervision, Inc. (a)	2,588	4,529
PC-Tel, Inc. (a)	1,155	7,034
Performance Technologies, Inc. (a)	470	1,278
Polycom, Inc. (a)	5,116	133,579
Powerwave Technologies, Inc. (a)	6,700	7,839
Qiao Xing Universal Telephone, Inc. (a)(c)	4,546	9,228
QUALCOMM, Inc.	114,322	4,194,474
RADWARE Ltd. (a)	1,428	24,276
Research In Motion Ltd. (a)	38,898	2,757,090
Riverbed Technology, Inc. (a)	4,539	123,688
SCM Microsystems, Inc. (a)	1,068	1,762
SeaChange International, Inc. (a)	3,784	26,791
ShoreTel, Inc. (a)	3,356	20,136
Sierra Wireless, Inc. (a)	2,705	22,262
Silicom Ltd. (a)	400	4,300
Sonus Networks, Inc. (a)	19,406	41,335
Sycamore Networks, Inc.	1,851	35,650
Symmetricom, Inc. (a)	5,203	30,542
Tekelec (a)	4,166	68,822
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR (c)	17,810	178,278
Tellabs, Inc.	24,944	172,363
Telular Corp. (a)	871	3,920
Tollgrade Communications, Inc. (a)	443	2,888
UTStarcom, Inc. (a)	8,980	19,576
ViaSat, Inc. (a)	1,969	59,858
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Westell Technologies, Inc. Class A (a)	3,694	$ 5,135
ZST Digital Networks, Inc.	576	4,856
		20,271,577
Computers & Peripherals - 7.1%
ActivIdentity Corp. (a)	5,068	12,619
Adaptec, Inc. (a)	10,003	30,809
Apple, Inc. (a)	62,027	12,691,965
Avid Technology, Inc. (a)	2,752	37,014
Concurrent Computer Corp. (a)	225	1,037
Cray, Inc. (a)	3,431	17,978
Dell, Inc. (a)	135,052	1,786,738
Dot Hill Systems Corp. (a)	4,517	7,408
Electronics for Imaging, Inc. (a)	3,645	43,230
Hutchinson Technology, Inc. (a)	1,552	10,243
iGO, Inc. (a)	1,162	1,371
Immersion Corp. (a)	1,492	6,102
Intevac, Inc. (a)	2,427	34,391
Isilon Systems, Inc. (a)	5,171	38,214
LaserCard Corp. (a)	492	3,075
Logitech International SA (a)(c)	11,354	176,895
NetApp, Inc. (a)	22,628	679,066
Novatel Wireless, Inc. (a)	2,420	16,117
Overland Storage, Inc. (a)	304	629
Presstek, Inc. (a)	2,467	7,154
QLogic Corp. (a)	7,319	133,206
Rimage Corp. (a)	799	11,817
SanDisk Corp. (a)	15,432	449,534
Seagate Technology	33,975	676,442
Silicon Graphics International Corp. (a)	2,701	29,009
STEC, Inc. (a)(c)	3,490	35,877
Stratasys, Inc. (a)	1,858	48,995
Super Micro Computer, Inc. (a)	3,724	55,897
Synaptics, Inc. (a)(c)	2,366	63,172
Xyratex Ltd. (a)	2,115	27,939
		17,133,943
Electronic Equipment & Components - 1.3%
Acacia Research Corp. - Acacia Technologies (a)	2,802	27,796
Agilysys, Inc.	2,256	24,636
American Technology Corp. (a)	1,388	2,415
Brightpoint, Inc. (a)	6,934	49,439
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
CalAmp Corp. (a)	4,043	$ 11,361
Cogent, Inc. (a)	5,531	54,757
Cognex Corp.	2,704	51,106
Coherent, Inc. (a)	1,959	62,277
Comverge, Inc. (a)	2,385	23,135
CPI International, Inc. (a)	1,519	18,729
Daktronics, Inc.	3,527	26,699
DDi Corp. (a)	1,501	7,580
Digital Ally, Inc. (a)	1,439	3,310
DTS, Inc. (a)	1,270	40,640
Echelon Corp. (a)	3,399	27,940
Electro Rent Corp.	1,443	16,782
Electro Scientific Industries, Inc. (a)	2,429	30,387
Entorian Technologies, Inc. (a)	309	1,341
FARO Technologies, Inc. (a)	1,390	33,277
Flextronics International Ltd. (a)	54,475	379,146
FLIR Systems, Inc. (a)	10,116	271,210
Frequency Electronics, Inc. (a)	801	3,909
Funtalk China Holdings Ltd. (a)	2,670	13,457
GTSI Corp. (a)	429	2,424
HLS Systems International Ltd. (a)	3,197	32,162
I. D. Systems Inc. (a)	623	1,776
ICx Technologies, Inc. (a)(c)	1,926	12,538
Insight Enterprises, Inc. (a)	2,971	37,999
IPG Photonics Corp. (a)	3,185	50,387
Itron, Inc. (a)	2,738	183,309
LeCroy Corp. (a)	1,187	4,641
Littelfuse, Inc. (a)	1,594	56,730
LoJack Corp. (a)	1,208	5,170
Magal Security Systems Ltd. (a)	1,252	4,557
Maxwell Technologies, Inc. (a)	1,992	27,609
Measurement Specialties, Inc. (a)	1,117	15,839
Mercury Computer Systems, Inc. (a)	1,684	20,578
Molex, Inc.	7,378	150,880
Molex, Inc. Class A (non-vtg.)	5,000	86,950
MTS Systems Corp.	1,440	39,197
Multi-Fineline Electronix, Inc. (a)	2,064	44,995
National Instruments Corp.	4,885	154,464
Newport Corp. (a)	3,672	38,703
NU Horizons Electronics Corp. (a)	1,635	7,112
Orbotech Ltd. (a)	3,303	29,727
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
OSI Systems, Inc. (a)	1,358	$ 41,881
PC Connection, Inc. (a)	2,121	13,320
PC Mall, Inc. (a)	1,949	9,082
Perceptron, Inc. (a)	784	2,822
Planar Systems, Inc. (a)	480	1,272
Plexus Corp.	2,691	92,813
RadiSys Corp. (a)	1,638	13,481
Research Frontiers, Inc. (a)(c)	596	1,687
Richardson Electronics Ltd.	989	7,774
Rofin-Sinar Technologies, Inc. (a)	2,056	42,127
Sanmina-SCI Corp. (a)	6,935	114,705
ScanSource, Inc. (a)	1,823	47,398
SMART Modular Technologies (WWH), Inc. (a)	4,840	30,976
Spectrum Control, Inc. (a)	541	6,254
Tech Data Corp. (a)	3,300	141,372
Tessco Technologies, Inc.	367	7,182
Trimble Navigation Ltd. (a)	7,782	209,102
TTM Technologies, Inc. (a)	3,667	31,316
Universal Display Corp. (a)(c)	2,578	27,146
Viasystems Group, Inc. (a)	1,193	26,031
X-Rite, Inc. (a)	1,218	3,617
Zygo Corp. (a)	1,222	11,976
		3,072,410
Internet Software & Services - 7.1%
Akamai Technologies, Inc. (a)	11,754	309,130
Ancestry.com, Inc.	2,818	44,891
Archipelago Learning, Inc.	1,789	32,506
Art Technology Group, Inc. (a)	9,862	39,152
Autobytel, Inc. (a)	3,159	3,380
Baidu.com, Inc. sponsored ADR (a)	1,791	928,956
China Finance Online Co. Ltd. ADR (a)	2,033	14,292
comScore, Inc. (a)	2,205	34,222
Constant Contact, Inc. (a)(c)	2,338	43,650
CryptoLogic Ltd. (c)	2,831	9,767
DealerTrack Holdings, Inc. (a)	2,806	39,901
Digital River, Inc. (a)	2,418	63,569
DivX, Inc. (a)	2,720	16,429
EarthLink, Inc.	6,701	55,886
eBay, Inc. (a)	89,117	2,051,473
Equinix, Inc. (a)(c)	2,641	249,495
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
GigaMedia Ltd. (a)	5,039	$ 14,563
Google, Inc. Class A (a)	16,709	8,802,301
GSI Commerce, Inc. (a)	4,022	100,429
HSW International, Inc. (a)	212	466
Hurray! Holding Co. Ltd. ADR (a)	2,051	7,281
IAC/InterActiveCorp (a)	8,076	180,822
InfoSpace, Inc. (a)	3,092	31,167
Internap Network Services Corp. (a)	4,621	23,244
Internet Brands, Inc. Class A (a)	3,000	24,720
Internet Capital Group, Inc. (a)	3,962	26,942
Internet Gold Golden Lines Ltd. (a)	1,727	44,816
Internet Initiative Japan, Inc. sponsored ADR (c)	728	3,553
iPass, Inc.	2,745	2,937
j2 Global Communications, Inc. (a)	2,839	61,606
Keynote Systems, Inc.	1,025	10,804
KIT Digital, Inc. (a)	975	9,458
Limelight Networks, Inc. (a)	5,569	20,494
Liquidity Services, Inc. (a)	2,232	27,454
LivePerson, Inc. (a)	2,751	19,174
LogMeIn, Inc.	1,658	31,104
LoopNet, Inc. (a)	2,688	25,402
Marchex, Inc. Class B	1,598	8,214
Market Leader, Inc. (a)	3,144	5,974
Mercadolibre, Inc. (a)	3,036	124,901
ModusLink Global Solutions, Inc. (a)	3,600	35,640
Move, Inc. (a)	8,334	13,084
NetEase.com, Inc. sponsored ADR (a)	4,712	183,108
NIC, Inc.	5,174	38,650
Open Text Corp. (a)	3,665	179,689
OpenTable, Inc. (c)	1,543	52,585
Openwave Systems, Inc. (a)	4,488	11,624
Perficient, Inc. (a)	2,900	32,190
QuinStreet, Inc.	3,085	45,041
RADVision Ltd. (a)	1,823	11,029
RealNetworks, Inc. (a)	10,884	50,066
Rediff.com India Ltd. sponsored ADR (a)	371	898
Saba Software, Inc. (a)	1,898	9,604
SAVVIS, Inc.	3,819	53,810
Selectica, Inc. (a)	245	980
Sify Technologies Ltd. sponsored ADR (a)(c)	7,477	12,561
Sina Corp. (a)	4,088	154,608
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
SkillSoft PLC sponsored ADR (a)	6,076	$ 67,383
Sohu.com, Inc. (a)	2,519	128,998
Support.com, Inc. (a)	2,282	6,709
Switch & Data Facilities Co., Inc. (a)	2,807	50,217
TechTarget, Inc. (a)	3,566	18,650
Terremark Worldwide, Inc. (a)	4,592	33,062
The Knot, Inc. (a)	2,918	22,323
TheStreet.com, Inc.	1,783	6,258
Travelzoo, Inc. (a)	1,911	21,785
United Online, Inc.	5,629	35,238
ValueClick, Inc. (a)	5,743	54,501
VeriSign, Inc. (a)	13,206	329,094
VistaPrint Ltd. (a)	3,000	173,160
Vocus, Inc. (a)	1,536	21,857
Web.com, Inc. (a)	1,607	7,649
WebMD Health Corp. (a)(c)	3,526	151,900
WebMediaBrands, Inc. (a)	1,459	1,342
Yahoo!, Inc. (a)	96,506	1,477,507
Zix Corp. (a)(c)	3,758	7,253
		17,044,578
IT Services - 2.2%
Acxiom Corp. (a)	5,551	93,590
Automatic Data Processing, Inc.	35,257	1,467,044
Cass Information Systems, Inc.	612	18,525
China Information Security Technology, Inc. (a)	3,300	16,236
Cognizant Technology Solutions Corp. Class A (a)	20,392	981,467
CSG Systems International, Inc. (a)	2,408	48,449
CyberSource Corp. (a)	4,800	82,224
Echo Global Logistics, Inc.	1,450	16,400
Edgewater Technology, Inc. (a)	1,090	3,270
eLoyalty Corp. (a)	438	2,151
Euronet Worldwide, Inc. (a)(c)	3,381	61,264
ExlService Holdings, Inc. (a)	2,333	40,128
Fiserv, Inc. (a)	10,200	491,946
Forrester Research, Inc. (a)	1,688	50,556
Hackett Group, Inc. (a)	1,964	5,401
iGate Corp.	4,682	42,793
infoGROUP, Inc. (a)	4,077	32,738
Infosys Technologies Ltd. sponsored ADR	7,250	412,525
Integral Systems, Inc. (a)	4,196	35,918
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Lionbridge Technologies, Inc. (a)	3,727	$ 11,926
ManTech International Corp. Class A (a)	1,425	70,367
NCI, Inc. Class A (a)	1,074	30,255
Ness Technologies, Inc. (a)	2,946	16,792
Newtek Business Services, Inc.	1,293	1,720
Online Resources Corp. (a)	2,603	9,553
Paychex, Inc.	24,312	727,901
PFSweb, Inc. (a)	257	668
Rainmaker Systems, Inc.	1,909	1,909
RightNow Technologies, Inc. (a)	2,843	44,237
Sapient Corp.	8,680	78,294
Syntel, Inc.	2,704	91,666
TechTeam Global, Inc. (a)	575	3,784
Teletech Holdings, Inc. (a)	4,340	75,907
Telvent GIT SA	2,000	56,500
Tier Technologies, Inc. Class B (a)	1,098	8,147
TRX, Inc. (a)	921	663
Virtusa Corp. (a)	2,940	26,754
Yucheng Technologies Ltd. (a)	1,788	6,437
		5,166,105
Office Electronics - 0.0%
Zebra Technologies Corp. Class A (a)	3,694	105,538
Semiconductors & Semiconductor Equipment - 8.4%
Actel Corp. (a)	2,898	37,123
Actions Semiconductor Co. Ltd. ADR (a)	8,012	17,867
Advanced Analogic Technologies, Inc. (a)	6,334	20,776
Advanced Energy Industries, Inc. (a)	3,107	45,114
Aixtron AG sponsored ADR	305	8,933
Altera Corp.	21,414	523,144
Amkor Technology, Inc. (a)(c)	13,060	78,621
ANADIGICS, Inc. (a)	5,180	21,290
Applied Materials, Inc.	93,423	1,143,498
Applied Micro Circuits Corp. (a)	5,170	46,220
ARM Holdings PLC sponsored ADR	4,374	40,634
ASM International NV (NASDAQ) (a)	507	11,899
ASML Holding NV (NY Shares)	8,071	248,829
Atheros Communications, Inc. (a)	4,622	165,884
Atmel Corp. (a)	29,352	132,378
ATMI, Inc. (a)	2,419	40,736
AuthenTec, Inc. (a)	1,524	3,520
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Avago Technologies Ltd. (c)	15,687	$ 284,719
Axcelis Technologies, Inc. (a)	5,873	9,690
AXT, Inc. (a)	5,180	18,130
Broadcom Corp. Class A	29,226	915,358
Brooks Automation, Inc. (a)	5,277	45,593
Cabot Microelectronics Corp. (a)	1,573	55,684
Camtek Ltd. (a)	1,772	5,281
Cascade Microtech, Inc. (a)	599	2,486
Cavium Networks, Inc. (a)	3,193	76,313
Ceva, Inc. (a)	2,018	23,590
ChipMOS TECHNOLOGIES (Bermuda) Ltd. (a)(c)	2,935	2,113
Cirrus Logic, Inc. (a)	5,715	40,805
Cohu, Inc.	2,416	32,374
Conexant Systems, Inc. (a)	5,664	27,074
Cree, Inc. (a)	7,006	475,217
Cymer, Inc. (a)	1,837	57,535
Cypress Semiconductor Corp. (a)	10,500	124,320
Diodes, Inc. (a)	3,379	66,262
DSP Group, Inc. (a)	2,504	18,354
Entegris, Inc. (a)	7,320	32,794
Entropic Communications, Inc. (a)	5,377	19,465
Exar Corp. (a)	4,400	32,516
Ezchip Semiconductor Ltd. (a)	2,049	33,317
FEI Co. (a)	2,571	54,711
FormFactor, Inc. (a)	3,432	56,456
FSI International, Inc. (a)	4,179	11,785
Himax Technologies, Inc. sponsored ADR	6,926	20,293
Hittite Microwave Corp. (a)	2,011	83,939
Ikanos Communications, Inc. (a)	2,406	6,087
Integrated Device Technology, Inc. (a)	11,149	60,985
Integrated Silicon Solution, Inc. (a)	2,319	19,039
Intel Corp.	379,062	7,782,143
Intersil Corp. Class A	8,169	121,228
IXYS Corp. (a)	3,057	26,015
KLA-Tencor Corp.	11,387	331,703
Kopin Corp. (a)	6,157	23,397
Kulicke & Soffa Industries, Inc. (a)	4,659	30,656
Lam Research Corp. (a)	8,258	280,029
Lattice Semiconductor Corp. (a)	11,118	31,909
Linear Technology Corp.	14,898	404,779
LTX-Credence Corp. (a)	11,442	35,585
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Marvell Technology Group Ltd. (a)	41,676	$ 805,180
Mattson Technology, Inc. (a)	3,129	11,546
Maxim Integrated Products, Inc.	20,475	379,197
Mellanox Technologies Ltd. (a)	2,648	49,941
MEMSIC, Inc. (a)	1,025	3,690
Micrel, Inc.	5,239	51,604
Microchip Technology, Inc.	11,869	321,175
Micron Technology, Inc. (a)	57,250	518,685
Microsemi Corp. (a)	5,086	78,884
Microtune, Inc. (a)	3,311	7,847
Mindspeed Technologies, Inc. (a)	1,625	12,724
MIPS Technologies, Inc. (a)	3,591	15,118
MKS Instruments, Inc. (a)	3,418	61,627
Monolithic Power Systems, Inc. (a)	2,525	51,283
MoSys, Inc. (a)	2,523	9,209
Nanometrics, Inc. (a)	2,844	26,933
Netlogic Microsystems, Inc. (a)	1,621	87,842
Novellus Systems, Inc. (a)	5,975	132,167
NVE Corp. (a)	438	19,473
NVIDIA Corp. (a)	36,983	599,125
O2Micro International Ltd. sponsored ADR (a)	3,450	20,666
Omnivision Technologies, Inc. (a)	3,679	53,456
ON Semiconductor Corp. (a)	29,575	235,417
PDF Solutions, Inc. (a)	1,837	7,256
Pericom Semiconductor Corp. (a)	3,349	31,447
Photronics, Inc. (a)	4,964	21,842
Pixelworks, Inc. (a)	616	2,470
PLX Technology, Inc. (a)	1,370	6,220
PMC-Sierra, Inc. (a)	14,936	123,969
Power Integrations, Inc.	1,872	67,317
Rambus, Inc. (a)	7,375	161,881
Ramtron International Corp. (a)	3,073	6,023
RF Micro Devices, Inc. (a)	18,272	76,925
Rubicon Technology, Inc. (a)(c)	1,899	29,814
Rudolph Technologies, Inc. (a)	1,643	13,078
Semtech Corp. (a)	3,850	61,100
Sigma Designs, Inc. (a)	2,077	24,301
Silicon Image, Inc. (a)	9,047	21,894
Silicon Laboratories, Inc. (a)	2,855	129,731
Silicon Motion Technology Corp. sponsored ADR (a)	1,507	4,476
Silicon Storage Technology, Inc. (a)	15,046	47,997
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Siliconware Precision Industries Co. Ltd. sponsored ADR	7,050	$ 41,172
Skyworks Solutions, Inc. (a)	11,537	176,170
Spreadtrum Communications, Inc. ADR (a)	1,843	12,072
Standard Microsystems Corp. (a)	1,492	29,124
Supertex, Inc. (a)	1,164	27,831
Techwell, Inc. (a)	2,450	30,748
Tessera Technologies, Inc. (a)	3,447	61,908
TranSwitch Corp. (a)	492	1,186
Trident Microsystems, Inc. (a)	4,759	7,043
TriQuint Semiconductor, Inc. (a)	10,881	78,234
Ultra Clean Holdings, Inc. (a)	2,382	21,128
Ultratech, Inc. (a)	1,790	23,091
Varian Semiconductor Equipment Associates, Inc. (a)	4,721	142,008
Veeco Instruments, Inc. (a)	2,798	95,412
Verigy Ltd. (a)	3,969	39,531
Vimicro International Corp. sponsored ADR (a)	1,066	4,690
Virage Logic Corp. (a)	2,224	15,368
Volterra Semiconductor Corp. (a)	2,419	52,807
White Electronic Designs Corp. (a)	952	4,979
Xilinx, Inc.	18,191	469,874
Zoran Corp. (a)	3,961	44,918
		20,136,019
Software - 15.9%
ACI Worldwide, Inc. (a)	2,700	49,248
Activision Blizzard, Inc.	89,407	950,396
Actuate Corp. (a)	3,000	16,080
Adobe Systems, Inc. (a)	36,663	1,270,373
Advent Software, Inc. (a)(c)	2,364	95,316
Allot Communications Ltd. (a)	1,427	5,708
American Software, Inc. Class A	2,162	12,496
ANSYS, Inc. (a)	6,659	292,064
ArcSight, Inc. (a)	2,570	68,876
Ariba, Inc. (a)	6,667	80,071
AsiaInfo Holdings, Inc. (a)	3,217	78,559
Aspen Technology, Inc. (a)	6,307	56,763
Authentidate Holding Corp. (a)	9,462	9,651
Autodesk, Inc. (a)	16,070	448,032
Blackbaud, Inc.	3,062	71,283
Blackboard, Inc. (a)	2,089	81,638
BluePhoenix Solutions Ltd. (a)	1,138	2,663
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
BMC Software, Inc. (a)	12,400	$ 456,816
Bottomline Technologies, Inc. (a)	2,171	34,497
CA, Inc.	35,098	789,705
Cadence Design Systems, Inc. (a)	18,474	105,302
Callidus Software, Inc. (a)	2,708	9,099
CDC Corp. Class A (a)	5,802	14,273
Changyou.com Ltd. (A Shares) ADR	699	23,207
Check Point Software Technologies Ltd. (a)	13,902	453,205
Chordiant Software, Inc. (a)	1,678	6,108
Cinedigm Digital Cinema Corp. (a)	987	1,303
Citrix Systems, Inc. (a)	12,262	527,389
ClickSoftware Technologies Ltd. (a)	3,155	22,337
CommVault Systems, Inc. (a)	3,103	67,956
Compuware Corp. (a)	15,173	113,646
Concur Technologies, Inc. (a)	3,264	128,406
Deltek, Inc. (a)	5,101	39,227
DemandTec, Inc. (a)	3,464	20,334
Descartes Systems Group, Inc. (a)	2,850	17,686
Digimarc Corp. (a)	456	7,957
Double-Take Software, Inc. (a)	1,976	17,527
ebix.com, Inc. (a)	2,379	34,543
Electronic Arts, Inc. (a)	22,678	376,001
Epicor Software Corp. (a)	4,405	37,751
EPIQ Systems, Inc. (a)	2,750	31,955
Evolving Systems, Inc. (a)	101	624
FalconStor Software, Inc. (a)	2,755	9,780
Fortinet, Inc.	4,536	77,928
Fundtech Ltd. (a)	1,244	15,761
Geeknet, Inc. (a)	4,499	6,524
Glu Mobile, Inc. (a)	2,413	2,220
Gravity Co. Ltd. sponsored ADR (a)	917	1,788
Guidance Software, Inc. (a)	905	4,625
Informatica Corp. (a)	5,666	144,596
Interactive Intelligence, Inc. (a)	1,472	28,998
Intuit, Inc. (a)	21,654	700,723
Jack Henry & Associates, Inc.	5,160	116,513
JDA Software Group, Inc. (a)	2,777	78,589
Kenexa Corp. (a)	1,647	16,256
KongZhong Corp. sponsored ADR (a)	1,876	14,933
Lawson Software, Inc. (a)	10,903	65,636
Magic Software Enterprises Ltd.	1,246	2,243
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Magma Design Automation, Inc. (a)	4,785	$ 11,819
Majesco Entertainment Co. (a)	700	560
Manhattan Associates, Inc. (a)	1,878	47,457
Mentor Graphics Corp. (a)	6,961	57,916
MICROS Systems, Inc. (a)	5,371	161,345
Microsoft Corp.	611,146	17,515,427
MicroStrategy, Inc. Class A (a)	603	53,480
Monotype Imaging Holdings, Inc. (a)	2,633	25,040
Net 1 UEPS Technologies, Inc. (a)	3,713	65,534
NetScout Systems, Inc. (a)	3,540	51,649
Nice Systems Ltd. sponsored ADR (a)	2,383	73,301
Novell, Inc. (a)	21,836	102,411
Nuance Communications, Inc. (a)	19,550	281,325
Opnet Technologies, Inc.	1,706	25,300
Oracle Corp.	344,200	8,484,530
Parametric Technology Corp. (a)	7,340	127,789
Pegasystems, Inc.	2,704	97,344
Perfect World Co. Ltd. sponsored ADR Class B (a)	2,636	104,280
Pervasive Software, Inc. (a)	1,282	6,525
Phoenix Technologies Ltd. (a)	5,559	15,398
Plato Learning, Inc. (a)	886	3,544
Progress Software Corp. (a)	2,600	72,852
QAD, Inc.	2,253	12,369
Quest Software, Inc. (a)	5,799	97,713
Radiant Systems, Inc. (a)	2,762	30,852
Renaissance Learning, Inc.	1,806	25,194
Retalix Ltd. (a)	909	11,772
Rovi Corp. (a)	6,823	228,571
S1 Corp. (a)	3,933	24,424
Salary.com, Inc. (a)	857	2,108
Shanda Games Ltd. sponsored ADR	5,533	45,758
Shanda Interactive Entertainment Ltd. sponsored ADR (a)	2,019	91,461
Smith Micro Software, Inc. (a)	2,943	25,781
Sonic Foundry, Inc. (a)	478	3,150
Sonic Solutions, Inc. (a)	2,136	19,416
SonicWALL, Inc. (a)	4,416	35,372
Sourcefire, Inc. (a)	2,245	52,443
SRS Labs, Inc. (a)	1,570	11,948
SuccessFactors, Inc. (a)	4,948	89,608
Symantec Corp. (a)	54,565	903,051
Symyx Technologies, Inc. (a)	2,794	12,182
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Synchronoss Technologies, Inc. (a)	2,767	$ 48,173
Synopsys, Inc. (a)	9,140	200,166
Take-Two Interactive Software, Inc. (a)	5,373	51,688
Taleo Corp. Class A (a)	2,275	53,554
TeleCommunication Systems, Inc. Class A (a)	2,954	22,509
The9 Ltd. sponsored ADR	1,168	8,211
THQ, Inc. (a)	5,677	34,403
TIBCO Software, Inc. (a)	12,051	110,508
TiVo, Inc. (a)	7,597	72,020
Ultimate Software Group, Inc. (a)	1,725	53,337
Unica Corp. (a)	960	8,410
Vasco Data Security International, Inc. (a)	3,544	28,068
Veraz Networks, Inc. (a)	1,800	1,620
Versant Corp. (a)	349	5,165
Websense, Inc. (a)	3,100	66,526
		38,085,541
TOTAL INFORMATION TECHNOLOGY		121,015,711
MATERIALS - 1.0%
Chemicals - 0.4%
A. Schulman, Inc.	1,775	41,819
ADA-ES, Inc. (a)	172	972
Altair Nanotechnologies, Inc. (a)(c)	14,711	10,739
American Pacific Corp. (a)	617	3,992
Ampal-American Israel Corp. Class A (a)	2,681	7,534
Balchem Corp.	1,821	39,898
China Agritech, Inc. (a)(c)	2,278	56,950
Fuwei Films Holdings Co. Ltd. (a)	926	1,000
Hawkins, Inc.	1,094	21,825
ICO, Inc.	1,832	14,473
Innophos Holdings, Inc.	1,494	34,691
Innospec, Inc.	1,662	17,700
KMG Chemicals, Inc.	572	7,613
Landec Corp. (a)	4,366	26,458
Methanex Corp.	6,010	142,275
Nanophase Technologies Corp. (a)	626	526
Penford Corp.	697	7,765
Senomyx, Inc. (a)	1,884	5,011
ShengdaTech, Inc. (a)(c)	5,173	33,211
Sigma Aldrich Corp.	8,164	389,341
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Yongye International, Inc. (a)	3,018	$ 25,472
Zoltek Companies, Inc. (a)(c)	3,335	29,648
		918,913
Construction Materials - 0.0%
U.S. Concrete, Inc. (a)	2,507	1,421
United States Lime & Minerals, Inc. (a)	477	18,832
		20,253
Containers & Packaging - 0.0%
AEP Industries, Inc. (a)	553	19,300
Silgan Holdings, Inc.	2,350	134,209
		153,509
Metals & Mining - 0.6%
Century Aluminum Co. (a)	6,417	78,223
China Natural Resources, Inc. (a)(c)	1,155	13,987
China Precision Steel, Inc. (a)	3,260	7,400
DRDGOLD Ltd. sponsored ADR (c)	3,237	19,616
Globe Specialty Metals, Inc.	5,451	55,927
Gulf Resources, Inc. (a)	3,255	31,476
Haynes International, Inc.	1,001	29,069
Horsehead Holding Corp. (a)	2,890	29,391
Kaiser Aluminum Corp.	1,403	46,846
Lihir Gold Ltd. sponsored ADR	1,851	44,628
Olympic Steel, Inc.	1,095	30,288
Pan American Silver Corp.	5,652	121,518
Randgold Resources Ltd. sponsored ADR (c)	4,332	311,947
Royal Gold, Inc.	2,930	131,674
Schnitzer Steel Industries, Inc. Class A	1,521	69,449
Silver Standard Resources, Inc. (a)	4,599	78,229
Steel Dynamics, Inc.	14,777	241,308
Universal Stainless & Alloy Products, Inc. (a)	1,071	19,996
US Energy Corp. (a)	949	5,542
		1,366,514
Paper & Forest Products - 0.0%
Mercer International, Inc. (SBI) (a)	2,806	10,887
Pope Resources, Inc. LP	213	5,125
		16,012
TOTAL MATERIALS		2,475,201
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 0.4%
012 Smile.Communications Ltd. (a)	1,640	$ 49,134
8x8, Inc. (a)	8,794	11,872
Alaska Communication Systems Group, Inc.	5,059	36,728
Arbinet-thexchange, Inc. (a)	800	1,744
Atlantic Tele-Network, Inc.	1,084	47,566
Cbeyond, Inc. (a)	2,266	28,098
Cogent Communications Group, Inc. (a)	3,394	33,397
Consolidated Communications Holdings, Inc.	2,550	42,942
General Communications, Inc. Class A (a)	3,767	20,681
Global Crossing Ltd. (a)	4,081	58,154
Globalstar, Inc. (a)(c)	18,633	18,447
HickoryTech Corp.	972	8,359
Iridium Communications, Inc. (a)	5,293	35,516
Level 3 Communications, Inc. (a)(c)	111,552	177,368
Neutral Tandem, Inc. (a)	2,278	36,721
PAETEC Holding Corp. (a)	10,485	41,521
SureWest Communications (a)	1,410	12,126
Telefonos de Mexico SA de CV Series A sponsored ADR	257	3,945
tw telecom, inc. (a)	9,415	149,604
Warwick Valley Telephone Co.	420	5,439
Windstream Corp.	28,400	287,692
		1,107,054
Wireless Telecommunication Services - 1.1%
America Movil SAB de CV Series A sponsored ADR	375	16,605
Clearwire Corp.:
rights 6/21/10 (a)(c)	13,443	3,898
Class A (a)(c)	13,443	85,497
FiberTower Corp. (a)	661	2,723
ICO Global Communications Holdings Ltd.:
Class A (a)	14,048	15,453
Class A rights 3/9/10 (a)	14,048	1,156
Leap Wireless International, Inc. (a)(c)	4,986	71,150
Linktone Ltd. sponsored ADR (a)	452	759
Millicom International Cellular SA (c)	7,451	631,398
NII Holdings, Inc. (a)	11,042	413,192
NTELOS Holdings Corp.	2,836	48,439
Partner Communications Co. Ltd. ADR	591	13,989
SBA Communications Corp. Class A (a)	7,725	273,156
Shenandoah Telecommunications Co.	1,781	32,111
Terrestar Corp. (a)	8,807	7,615
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
USA Mobility, Inc.	2,645	$ 29,783
Vodafone Group PLC sponsored ADR	43,600	949,172
		2,596,096
TOTAL TELECOMMUNICATION SERVICES		3,703,150
UTILITIES - 0.1%
Electric Utilities - 0.0%
MGE Energy, Inc.	1,440	47,736
Gas Utilities - 0.0%
China Natural Gas, Inc. (a)(c)	1,300	12,181
Delta Natural Gas Co., Inc.	344	10,193
		22,374
Independent Power Producers & Energy Traders - 0.0%
Synthesis Energy Systems, Inc. (a)	3,632	3,414
Water Utilities - 0.1%
Artesian Resources Corp. Class A	433	7,681
Cadiz, Inc. (a)	828	9,812
Connecticut Water Service, Inc.	1,238	27,867
Consolidated Water Co., Inc.	1,157	14,058
Middlesex Water Co.	1,342	22,210
Pure Cycle Corp. (a)	764	1,910
Southwest Water Co.	4,402	29,581
Tri-Tech Holding, Inc.	664	10,777
York Water Co.	818	11,018
		134,914
TOTAL UTILITIES		208,438
TOTAL COMMON STOCKS (Cost $207,050,963)		234,216,050
U.S. Treasury Obligations - 0.4%
	Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.34% 11/18/10 (d) (Cost $997,529)	$ 1,000,000	998,312
Money Market Funds - 6.0%
	Shares	Value
Fidelity Cash Central Fund, 0.16% (e)	3,918,670	$ 3,918,670
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(e)	10,551,050	10,551,050
TOTAL MONEY MARKET FUNDS (Cost $14,469,720)		14,469,720
TOTAL INVESTMENT PORTFOLIO - 104.2% (Cost $222,518,212)		249,684,082
NET OTHER ASSETS - (4.2)%		(10,171,374)
NET ASSETS - 100%		$ 239,512,708
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
144 CME E-mini NASDAQ 100 Index Contracts	March 2010	$ 5,237,280	$ 76,063

The face value of futures purchased as a percentage of net assets - 2.2%
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $598,987.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,161
Fidelity Securities Lending Cash Central Fund	61,229
Total	$ 62,390
Other Information

The following is a summary of the inputs used, as of February 28, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 32,460,427	$ 32,460,427	$ -	$ -
Consumer Staples	4,823,660	4,823,660	-	-
Energy	3,286,660	3,286,660	-	-
Financials	18,849,592	18,848,830	762	-
Health Care	34,788,201	34,788,117	-	84
Industrials	12,605,010	12,604,702	308	-
Information Technology	121,015,711	121,015,711	-	-
Materials	2,475,201	2,475,201	-	-
Telecommunication Services	3,703,150	3,701,994	1,156	-
Utilities	208,438	208,438	-	-
U.S. Government and Government Agency Obligations	998,312	-	998,312	-
Money Market Funds	14,469,720	14,469,720	-	-
Total Investments in Securities:	$ 249,684,082	$ 248,683,460	$ 1,000,538	$ 84
Derivative Instruments:
Assets
Futures Contracts	$ 76,063	$ 76,063	$ -	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	84
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in/out of Level 3	-
Ending Balance	$ 84
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 28, 2010	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At February 28, 2010, the cost of investment securities for income tax purposes was $223,300,450. Net unrealized appreciation aggregated $26,383,632, of which $58,352,220 related to appreciated investment securities and $31,968,588 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Commonwealth Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Commonwealth Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	April 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	April 29, 2010
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	April 29, 2010